UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Cash Reserve Fund

SEMIANNUAL REPORT

February 28, 2011

LMM-SEM

MFS® CASH RESERVE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	3.1%
A-1	97.2%
Not Rated	0.0%
Cash & Other	(0.3)%

Maturity breakdown (u)
0 - 7 days	32.3%
8 - 29 days	24.1%
30 - 59 days	18.2%
60 - 89 days	12.3%
90 - 366 days	13.4%
Other Assets Less Liabilities	(0.3)%

(a)	The composition table shows the percentage of portfolio assets falling within each rating category. Included in each rating category are short-term debt securities, the ratings of which are based on the short-term credit quality ratings of the securities’ issuers. For repurchase agreements, the credit quality is based on the short-term rating of the counterparty with which MFS trades the repurchase agreement. Each short-term debt security is assigned a rating in accordance with the following ratings hierarchy; If the issuer is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Cash and other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are converted to the S&P scale and are subject to change.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/11, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Expenses Paid During Period (p) 9/01/10-2/28/11
A	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
C	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R1	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R2	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R3	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R4	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
529A	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
529B	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
529C	Actual	0.23%	$1,000.00	$1,000.00	$1.14
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

PORTFOLIO OF INVESTMENTS

2/28/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 5.1%
Issuer	Shares/Par	Value ($)

Major Banks - 5.1%
BNP Paribas/New York Branch, 0.52%, due 8/22/11	$13,580,000	$13,580,000
Royal Bank of Canada/Chicago Branch, 0.33%, due 6/07/11	9,690,000	9,690,000
Total Certificates of Deposit, at Cost and Value		$23,270,000

Commercial Paper (y) - 55.6%
Electrical Equipment - 1.4%
General Electric Co., 0.2%, due 3/10/11	$6,200,000	$6,199,691

Food & Beverages - 6.2%
Coca-Cola Co., 0.22%, due 5/18/11 (t)	$5,765,000	$5,762,252
Coca-Cola Co., 0.23%, due 3/16/11 (t)	8,012,000	8,011,232
Nestle Capital Corp., 0.2%, due 3/16/11 (t)	14,442,000	14,440,797

		$28,214,281
Machinery & Tools - 1.1%
Deere and Co., 0.19%, due 3/24/11 (t)	$5,057,000	$5,056,386

Major Banks - 20.2%
Abbey National North America LLC, 0.32%, due 3/22/11	$7,889,000	$7,887,527
Abbey National North America LLC, 0.33%, due 3/15/11	6,102,000	6,101,217
Bank of America Corp., 0.24%, due 4/26/11	13,661,000	13,655,900
Barclays U.S. Funding Corp., 0.15%, due 3/01/11	3,135,000	3,135,000
Credit Suisse First Boston, Inc., 0.22%, due 4/08/11	12,167,000	12,164,175
Credit Suisse First Boston, Inc., 0.26%, due 5/18/11	1,450,000	1,449,183
HSBC USA, Inc., 0.24%, due 4/15/11	12,879,000	12,875,136
JPMorgan Chase & Co., 0.23%, due 4/25/11	4,777,000	4,775,321
JPMorgan Chase & Co., 0.23%, due 5/16/11	9,861,000	9,856,212
Toronto Dominion Holdings (USA), Inc., 0.22%, due 3/18/11 (t)	7,061,000	7,060,266
Toronto Dominion Holdings (USA), Inc., 0.24%, due 4/20/11 (t)	6,885,000	6,882,705
Westpac Banking Corp., 0.22%, due 5/24/11 (t)	5,843,000	5,840,001

		$91,682,643
Medical Equipment - 2.3%
Merck & Co., Inc., 0.19%, due 3/28/11 (t)	$10,269,000	$10,267,537

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Network & Telecom - 3.0%
AT&T, Inc., 0.26%, due 3/01/11 (t)	$2,455,000	$2,455,000
AT&T, Inc., 0.26%, due 3/11/11 (t)	11,324,000	11,323,182

		$13,778,182
Other Banks & Diversified Financials - 14.3%
Bank of Montreal, 0.24%, due 3/01/11	$9,018,000	$9,018,000
Bank of Nova Scotia, 0.235%, due 4/08/11	7,292,000	7,290,191
Bank of Nova Scotia, 0.255%, due 5/18/11	6,330,000	6,326,503
Citigroup Funding, Inc., 0.3%, due 3/28/11	6,948,000	6,946,437
Citigroup Funding, Inc., 0.3%, due 4/20/11	6,966,000	6,963,098
Rabobank USA Financial Corp., 0.29%, due 5/10/11	4,332,000	4,329,557
Rabobank USA Financial Corp., 0.3%, due 5/10/11	10,320,000	10,313,980
UBS Finance (Delaware) LLC, 0.255%, due 4/20/11	2,397,000	2,396,151
UBS Finance (Delaware) LLC, 0.285%, due 3/14/11	11,550,000	11,548,811

		$65,132,728
Pharmaceuticals - 3.5%
Abbott Laboratories, 0.2%, due 3/08/11 (t)	$14,443,000	$14,442,438
Johnson & Johnson, 0.2%, due 3/09/11 (t)	1,573,000	1,572,930

		$16,015,368
Retailers - 1.6%
Wal-Mart Stores, Inc., 0.16%, due 3/21/11 (t)	$7,343,000	$7,342,347

Tobacco - 2.0%
Philip Morris International, Inc., 0.21%, due 3/14/11 (t)	$5,504,000	$5,503,583
Philip Morris International, Inc., 0.23%, due 3/02/11 (t)	3,681,000	3,680,976

		$9,184,559
Total Commercial Paper, at Amortized Cost and Value		$252,873,722

U.S. Government Agencies and Equivalents (y) - 15.9%
Fannie Mae, 0.22%, due 3/01/11	$6,500,000	$6,500,000
Fannie Mae, 0.24%, due 8/01/11	4,100,000	4,095,818
Federal Home Loan Bank, 0.2%, due 6/03/11	2,500,000	2,498,694
Federal Home Loan Bank, 0.23%, due 6/01/11	6,000,000	5,996,473
Freddie Mac, 0.17%, due 5/02/11	6,970,000	6,967,959
Freddie Mac, 0.3%, due 4/26/11	15,600,000	15,592,720
Freddie Mac, 0.17%, due 3/14/11	575,000	574,965
Freddie Mac, 0.22%, due 9/14/11	13,934,000	13,917,225
Freddie Mac, 0.24%, due 8/16/11	4,000,000	3,995,520

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
Freddie Mac, 0.17%, due 5/18/11	$5,000,000	$4,998,158
Freddie Mac, 0.2%, due 7/06/11	7,083,000	7,078,003
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$72,215,535

Floating Rate Demand Notes - 3.6%
Industrial Revenue - Other - 3.6%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 3/01/11	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 3/01/11	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.16%, due 3/01/11	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 20.1%
Bank of America Corp., 0.17%, dated 2/28/11, due 3/01/11, total to be received $45,584,215 (secured by U.S. Treasury and Federal Agency obligations valued at $46,495,832 in a jointly traded account)	$45,584,000	$45,584,000
Goldman Sachs, 0.19%, dated 2/28/11, due 3/01/11, total to be received $45,584,241 (secured by U.S. Treasury and Federal Agency obligations valued at $46,495,693 in a jointly traded account)	45,584,000	45,584,000
Total Repurchase Agreements, at Cost and Value		$91,168,000
Total Investments, at Amortized Cost and Value		$455,827,257

Other Assets, Less Liabilities - (0.3)%		(1,324,987)
Net Assets - 100.0%		$454,502,270

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$364,659,257
Repurchase agreements, at cost and value	91,168,000
Total investments, at amortized cost and value	$455,827,257
Cash	147
Receivables for
Fund shares sold	992,152
Interest	11,089
Receivable from investment adviser and distributor	56,888
Other assets	4,628
Total assets	$456,892,161
Liabilities
Payable for fund shares reacquired	$2,138,962
Payable to affiliate for shareholder servicing costs	189,798
Payable for independent Trustees’ compensation	21,434
Accrued expenses and other liabilities	39,697
Total liabilities	$2,389,891
Net assets	$454,502,270
Net assets consist of
Paid-in capital	$454,729,975
Accumulated net realized gain (loss) on investments	(207,598)
Accumulated distributions in excess of net investment income	(20,107)
Net assets	$454,502,270
Shares of beneficial interest outstanding	454,732,474

	Net assets	Shares outstanding	Net asset value per share
Class A	$129,666,277	129,737,475	$1.00
Class B	50,503,852	50,550,938	1.00
Class C	45,379,554	45,409,369	1.00
Class R1	26,218,013	26,227,665	1.00
Class R2	100,441,449	100,478,591	1.00
Class R3	81,020,500	81,051,470	1.00
Class R4	5,109,308	5,111,020	1.00
Class 529A	9,475,611	9,477,179	1.00
Class 529B	1,283,690	1,284,005	1.00
Class 529C	5,404,016	5,404,762	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$558,583
Expenses
Management fee	$962,377
Distribution and service fees	1,252,606
Program manager fees	8,431
Shareholder servicing costs	539,097
Administrative services fee	36,556
Independent Trustees’ compensation	11,355
Custodian fee	33,245
Shareholder communications	17,223
Auditing fees	15,807
Legal fees	4,829
Miscellaneous	68,851
Total expenses	$2,950,377
Fees paid indirectly	(83)
Reduction of expenses by investment adviser and distributor	(2,391,791)
Net expenses	$558,503
Net investment income	$80
Change in net assets from operations	$80

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/11 (unaudited)	Year ended 8/31/10
From operations
Net investment income	$80	$169
Net realized gain (loss) on investments	—	1,037
Change in net assets from operations	$80	$1,206
Distributions declared to shareholders
From net investment income	$(80)	$(22,677)
From tax return of capital	—	(490)
Total distributions declared to shareholders	$(80)	$(23,167)
Change in net assets from fund share transactions	$(57,979,765)	$(108,281,987)
Total change in net assets	$(57,979,765)	$(108,303,948)
Net assets
At beginning of period	512,482,035	620,785,983
At end of period (including accumulated distributions in excess of net investment income of $20,107 and $20,107, respectively)	$454,502,270	$512,482,035

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class A			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)(w)	0.00	(w)	0.31		3.43	5.06		4.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.85		0.72		0.87	0.83		0.89
Expenses after expense reductions (f)	0.23	(a)	0.27		0.39		0.47	0.43		0.49
Net investment income	0.00	(a)(w)	0.00	(w)	0.33		3.29	4.94		4.14
Net assets at end of period (000 omitted)	$129,666		$141,832		$173,135		$189,684	$136,204		$114,481

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class B			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.10		2.40	4.02		3.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69		1.72		1.86	1.83		1.89
Expenses after expense reductions (f)	0.23	(a)	0.27		0.60		1.46	1.43		1.49
Net investment income	0.00	(a)	0.00	(w)	0.08		2.44	3.94		3.09
Net assets at end of period (000 omitted)	$50,504		$66,601		$104,696		$112,707	$154,176		$222,661

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class C			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.10		2.40	4.02		3.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69		1.72		1.87	1.83		1.89
Expenses after expense reductions (f)	0.23	(a)	0.27		0.60		1.47	1.43		1.49
Net investment income	0.00	(a)	0.00	(w)	0.08		2.18	3.94		3.14
Net assets at end of period (000 omitted)	$45,380		$50,196		$70,005		$79,091	$60,390		$56,456

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R1			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.10		2.35	3.91		3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.69		1.72		1.91	1.97		2.09
Expenses after expense reductions (f)	0.23	(a)	0.27		0.58		1.51	1.53		1.59
Net investment income	0.00	(a)	0.00	(w)	0.09		2.10	3.82		3.15
Net assets at end of period (000 omitted)	$26,218		$30,233		$29,457		$27,361	$8,538		$898

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R2			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.04		$0.04
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.01)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.04		$0.03
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.04)		$(0.03)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.04)		$(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.17		2.86	4.38		3.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.19		1.22		1.41	1.52		1.63
Expenses after expense reductions (f)	0.23	(a)	0.27		0.51		1.01	1.09		1.13
Net investment income	0.00	(a)	0.00	(w)	0.15		2.58	4.28		3.73
Net assets at end of period (000 omitted)	$100,441		$109,362		$120,476		$98,825	$36,027		$4,909

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R3			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.23		3.12	4.63		3.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.94		0.97		1.15	1.23		1.28
Expenses after expense reductions (f)	0.23	(a)	0.27		0.45		0.75	0.83		0.88
Net investment income	0.00	(a)	0.00	(w)	0.20		2.82	4.53		4.06
Net assets at end of period (000 omitted)	$81,021		$90,331		$104,062		$82,454	$32,545		$1,019

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R4			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)(w)	0.00	(w)	0.31		3.39	4.96		4.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.68		0.72		0.90	0.93		0.99
Expenses after expense reductions (f)	0.23	(a)	0.27		0.38		0.50	0.53		0.59
Net investment income	0.00	(a)(w)	0.00	(w)	0.23		3.24	4.80		4.03
Net assets at end of period (000 omitted)	$5,109		$6,172		$5,697		$4,094	$3,717		$53

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529A			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.03	$0.05		$0.04
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.28		3.23	4.80		3.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.03		1.12		1.40	1.44		1.49
Expenses after expense reductions (f)	0.23	(a)	0.27		0.40		0.65	0.68		0.74
Net investment income	0.00	(a)	0.00	(w)	0.19		3.05	4.69		3.92
Net assets at end of period (000 omitted)	$9,476		$9,919		$6,926		$3,777	$2,548		$2,135

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529B			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.08		2.21	3.77		2.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.79		1.83		2.04	2.09		2.14
Expenses after expense reductions (f)	0.23	(a)	0.27		0.51		1.64	1.69		1.74
Net investment income	0.00	(a)	0.00	(w)	0.04		1.91	3.69		2.88
Net assets at end of period (000 omitted)	$1,284		$1,613		$1,942		$700	$328		$297

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529C			2010		2009		2008	2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.02	$0.04		$0.03
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
From tax return of capital	—		(0.00	)(w)	—		—	—		—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.08		2.21	3.76		2.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.78		1.83		2.04	2.09		2.14
Expenses after expense reductions (f)	0.23	(a)	0.27		0.52		1.64	1.68		1.74
Net investment income	0.00	(a)	0.00	(w)	0.04		1.85	3.69		2.89
Net assets at end of period (000 omitted)	$5,404		$6,224		$4,391		$1,820	$814		$688

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and 0.01%, respectively.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$455,827,257	$—	$455,827,257

21

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

22

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate the timing of recognition of certain expenses.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/10
Ordinary income (including any short-term capital gains)	$22,677
Tax return of capital (b)	490
Total distributions	$23,167

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11
Cost of investments	$455,827,257

As of 8/31/10
Capital loss carryforwards	(207,598)
Other temporary differences	(20,107)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/15	$(219)
8/31/16	(22,989)
8/31/17	(184,390)
Total	$(207,598)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

23

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 2/28/11	Year ended 8/31/10	Six months ended 2/28/11	Year ended 8/31/10
Class A	$77	$6,567	$—	$139
Class B	—	3,645	—	73
Class C	—	2,323	—	49
Class R1	—	1,155	—	26
Class R2	—	4,372	—	99
Class R3	—	3,865	—	85
Class R4	3	226	—	5
Class 529A	—	281	—	7
Class 529B	—	81	—	2
Class 529C	—	162	—	5
Total	$80	$22,677	$—	$490

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

During the six months ended February 28, 2011, MFS voluntarily waived receipt of $962,377 of the fund’s management fee to ensure the fund avoids a negative yield. This amount is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2011, was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

To ensure the fund avoids a negative yield for the six months ended February 28, 2011, MFS voluntarily agreed to reduce certain other expenses in the amount of $167,610, which is shown as a reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan

24

Notes to Financial Statements (unaudited) – continued

is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$168,443
Class B	0.75%	0.25%	1.00%	0.00%	291,869
Class C	0.75%	0.25%	1.00%	0.00%	234,749
Class R1	0.75%	0.25%	1.00%	0.00%	139,159
Class R2	0.25%	0.25%	0.50%	0.00%	263,937
Class R3	—	0.25%	0.25%	0.00%	106,459
Class 529A	—	0.25%	0.25%	0.00%	12,108
Class 529B	0.75%	0.25%	1.00%	0.00%	7,155
Class 529C	0.75%	0.25%	1.00%	0.00%	28,727
Total Distribution and Service Fees					$1,252,606

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2011 based on each class’ average daily net assets. MFD has agreed in writing to waive the Class A and Class 529A service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2011. These reductions for Class A and Class 529A amounted to $168,443 and $12,108, respectively, and are shown as a reduction of total expenses in the Statement of Operations. During the six months ended February 28, 2011, MFD voluntarily waived a receipt of $1,072,055 of the fund’s distribution and service fees to ensure the fund avoids a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares. This amount is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2011, were as follows:

Amount
Class A	$24
Class B	100,203
Class C	7,249
Class 529B	71
Class 529C	25

25

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2011, were as follows:

Amount
Class 529A	$4,843
Class 529B	715
Class 529C	2,873
Total Program Manager Fees	$8,431

During the six months ended February 28, 2011, MFD voluntarily waived a receipt of $8,431 of the fund’s program manager fees, in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. This amount is reflected as a reduction of total expenses in the Statement of Operations. The program manager fees incurred for the six months ended February 28, 2011 were equivalent to an annual effective rate of 0.00% of average daily net assets for each of the fund’s 529 share classes.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2011, the fee was $196,538, which equated to 0.0817% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $342,559.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

26

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $1,149 and is included in independent Trustees’ compensation for the six months ended February 28, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $18,798 at February 28, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,879 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $767, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $1,650,295,334 and $1,706,569,000, respectively.

27

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,431,400	$25,431,398	67,811,504	$67,811,516
Class B	9,398,128	9,398,128	34,447,545	34,447,545
Class C	18,794,539	18,794,539	29,118,542	29,118,542
Class R1	5,416,983	5,416,983	18,665,394	18,665,394
Class R2	22,455,570	22,455,570	65,575,281	65,575,281
Class R3	21,879,566	21,879,566	48,952,936	48,952,936
Class R4	1,871,782	1,871,782	4,994,689	4,994,689
Class 529A	1,933,688	1,933,688	6,903,031	6,903,031
Class 529B	280,988	280,988	366,627	366,627
Class 529C	981,911	981,911	4,332,541	4,332,541
	108,444,555	$108,444,553	281,168,090	$281,168,102
Shares issued to shareholders in reinvestment of distributions
Class A	9	$9	6,185	$6,185
Class B	—	—	3,379	3,379
Class C	—	—	2,082	2,082
Class R1	—	—	1,173	1,173
Class R2	—	—	4,413	4,413
Class R3	—	—	3,908	3,908
Class R4	3	3	231	231
Class 529A	—	—	283	283
Class 529B	—	—	83	83
Class 529C	—	—	167	167
	12	$12	21,904	$21,904
Shares reacquired
Class A	(37,597,096)	$(37,597,096)	(99,114,040)	$(99,114,042)
Class B	(25,495,034)	(25,495,034)	(72,542,130)	(72,542,144)
Class C	(23,610,607)	(23,610,607)	(48,927,616)	(48,927,616)
Class R1	(9,431,952)	(9,431,952)	(17,889,771)	(17,889,771)
Class R2	(31,375,988)	(31,375,988)	(76,689,598)	(76,689,598)
Class R3	(31,190,180)	(31,190,180)	(62,684,367)	(62,684,367)
Class R4	(2,934,120)	(2,934,120)	(4,519,609)	(4,519,609)
Class 529A	(2,377,173)	(2,377,173)	(3,909,889)	(3,909,889)
Class 529B	(610,621)	(610,621)	(695,191)	(695,191)
Class 529C	(1,801,559)	(1,801,559)	(2,499,766)	(2,499,766)
	(166,424,330)	$(166,424,330)	(389,471,977)	$(389,471,993)

28

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	(12,165,687)	$(12,165,689)	(31,296,351)	$(31,296,341)
Class B	(16,096,906)	(16,096,906)	(38,091,206)	(38,091,220)
Class C	(4,816,068)	(4,816,068)	(19,806,992)	(19,806,992)
Class R1	(4,014,969)	(4,014,969)	776,796	776,796
Class R2	(8,920,418)	(8,920,418)	(11,109,904)	(11,109,904)
Class R3	(9,310,614)	(9,310,614)	(13,727,523)	(13,727,523)
Class R4	(1,062,335)	(1,062,335)	475,311	475,311
Class 529A	(443,485)	(443,485)	2,993,425	2,993,425
Class 529B	(329,633)	(329,633)	(328,481)	(328,481)
Class 529C	(819,648)	(819,648)	1,832,942	1,832,942
	(57,979,763)	$(57,979,765)	(108,281,983)	$(108,281,987)

Effective at the close of business February 27, 2009, the sale of fund shares have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2011, the fund’s commitment fee and interest expense were $2,757 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

30

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

31

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

32

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Core Equity Fund

SEMIANNUAL REPORT

February 28, 2011

RGI-SEM

MFS® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.6%
Exxon Mobil Corp.	3.6%
JPMorgan Chase & Co.	1.9%
Fluor Corp.	1.7%
Danaher Corp.	1.7%
EMC Corp.	1.7%
Abbott Laboratories	1.6%
International Business Machines Corp.	1.6%
Oracle Corp.	1.5%
Pfizer, Inc.	1.3%

Equity sectors
Technology (s)	17.1%
Financial Services	16.6%
Energy	11.6%
Health Care	10.9%
Industrial Goods & Services (s)	7.7%
Consumer Staples	6.8%
Utilities & Communications	6.1%
Leisure	6.0%
Retailing	5.8%
Basic Materials	4.6%
Transportation	2.4%
Special Products & Services	1.9%
Autos & Housing	1.3%

(s)	Equity sector includes securities sold short

Percentages are based on net assets as of 2/28/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Expenses Paid During Period (p) 9/01/10-2/28/11
A	Actual	1.20%	$1,000.00	$1,278.89	$6.78
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
B	Actual	1.95%	$1,000.00	$1,273.33	$10.99
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
C	Actual	1.95%	$1,000.00	$1,274.09	$11.00
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
I	Actual	0.95%	$1,000.00	$1,280.79	$5.37
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R1	Actual	1.95%	$1,000.00	$1,274.27	$11.00
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
R2	Actual	1.45%	$1,000.00	$1,277.35	$8.19
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R3	Actual	1.20%	$1,000.00	$1,279.02	$6.78
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R4	Actual	0.95%	$1,000.00	$1,279.94	$5.37
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sales that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.5%
Issuer	Shares/Par	Value ($)

Aerospace - 2.8%
Boeing Co.	31,420	$2,262,554
Goodrich Corp.	32,580	2,809,373
Honeywell International, Inc.	104,560	6,055,070
Precision Castparts Corp.	25,110	3,559,343
Textron, Inc.	99,830	2,704,395
United Technologies Corp.	88,040	7,354,862

		$24,745,597
Airlines - 0.2%
Copa Holdings S.A., “A”	12,280	$654,892
United Continental Holdings, Inc. (a)	52,800	1,269,312

		$1,924,204
Apparel Manufacturers - 0.6%
Hanesbrands, Inc. (a)	58,910	$1,526,358
NIKE, Inc., “B”	46,140	4,107,844

		$5,634,202
Automotive - 0.7%
General Motors Co. (a)	119,630	$4,011,194
Magna International, Inc., “A”	45,940	2,267,598

		$6,278,792
Biotechnology - 1.7%
Amgen, Inc. (a)	167,080	$8,576,216
Anacor Pharmaceuticals, Inc. (a)	162,230	1,286,484
Gilead Sciences, Inc. (a)	125,460	4,890,431

		$14,753,131
Broadcasting - 2.0%
CBS Corp., “B”	148,890	$3,552,515
Discovery Communications, Inc., “A” (a)	41,900	1,806,309
Viacom, Inc., “B”	86,490	3,862,643
Walt Disney Co.	189,910	8,306,663

		$17,528,130

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 1.5%
Affiliated Managers Group, Inc. (a)	16,444	$1,755,397
Blackrock, Inc.	5,457	1,113,173
Charles Schwab Corp.	108,540	2,059,004
CME Group, Inc.	7,180	2,234,990
Franklin Resources, Inc.	24,450	3,071,409
GFI Group, Inc.	280,630	1,403,150
LaBranche & Co., Inc. (a)	267,170	1,122,114
TradeStation Group, Inc. (a)	113,200	761,836

		$13,521,073
Business Services - 1.6%
Accenture Ltd., “A”	59,530	$3,064,604
Dun & Bradstreet Corp.	25,330	2,046,664
FleetCor Technologies, Inc. (a)	142,370	4,554,416
Paychex, Inc.	142,350	4,787,231

		$14,452,915
Cable TV - 1.2%
Comcast Corp., “Special A”	245,480	$5,970,074
DIRECTV, “A” (a)	101,090	4,647,107

		$10,617,181
Chemicals - 2.0%
Celanese Corp.	160,460	$6,651,067
Ecolab, Inc.	77,430	3,766,195
Monsanto Co.	104,740	7,529,759

		$17,947,021
Computer Software - 4.6%
Autodesk, Inc. (a)	217,390	$9,141,250
Check Point Software Technologies Ltd. (a)	64,410	3,210,194
Intuit, Inc. (a)	121,900	6,409,502
Nuance Communications, Inc. (a)	78,600	1,466,676
Oracle Corp.	395,190	13,001,751
Red Hat, Inc. (a)	91,120	3,761,434
VeriSign, Inc.	109,480	3,863,549

		$40,854,356
Computer Software - Systems - 8.0%
Apple, Inc. (a)(s)	91,530	$32,329,311
EMC Corp. (a)	544,850	14,825,367
Hewlett-Packard Co.	166,900	7,281,847
International Business Machines Corp.	85,810	13,890,923

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
NICE Systems Ltd., ADR (a)	84,420	$2,924,731

		$71,252,179
Construction - 0.6%
Lennox International, Inc.	36,240	$1,757,640
Owens Corning (a)	87,900	3,140,667

		$4,898,307
Consumer Products - 1.0%
Avon Products, Inc.	323,220	$8,988,748

Consumer Services - 0.3%
DeVry, Inc.	26,830	$1,455,526
Priceline.com, Inc. (a)	2,480	1,125,622

		$2,581,148
Containers - 0.3%
Graham Packaging Co., Inc. (a)	167,340	$2,843,107

Electrical Equipment - 2.3%
Danaher Corp.	297,510	$15,054,006
Sensata Technologies Holding B.V. (a)	154,510	5,114,281

		$20,168,287
Electronics - 2.9%
Advanced Micro Devices, Inc. (a)	832,797	$7,670,060
First Solar, Inc. (a)(l)	42,370	6,244,914
Hittite Microwave Corp. (a)	15,360	942,797
Linear Technology Corp.	109,210	3,774,298
Microchip Technology, Inc.	171,190	6,318,623
Oclaro, Inc. (a)	54,060	953,078

		$25,903,770
Energy - Independent - 3.5%
Alpha Natural Resources, Inc. (a)	22,920	$1,242,722
Apache Corp.	46,540	5,799,815
CONSOL Energy, Inc.	18,470	936,614
Newfield Exploration Co. (a)	40,090	2,918,151
Noble Energy, Inc.	39,950	3,701,767
Occidental Petroleum Corp.	97,800	9,972,666
Peabody Energy Corp.	20,740	1,358,263
QEP Resources, Inc.	92,410	3,654,816
Walter Energy, Inc.	9,180	1,110,872

		$30,695,686

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 5.5%
Chevron Corp.	110,040	$11,416,650
Exxon Mobil Corp. (s)	373,902	31,979,838
Hess Corp.	62,270	5,419,358

		$48,815,846
Engineering - Construction - 1.7%
Fluor Corp.	215,560	$15,253,026

Food & Beverages - 3.2%
Bunge Ltd.	25,430	$1,835,283
Coca-Cola Co.	159,730	10,209,942
Dr Pepper Snapple Group, Inc.	106,870	3,853,732
General Mills, Inc.	125,790	4,671,841
PepsiCo, Inc. (s)	121,549	7,708,638

		$28,279,436
Food & Drug Stores - 1.0%
CVS Caremark Corp.	171,930	$5,684,006
Whole Foods Market, Inc.	49,070	2,873,539

		$8,557,545
Gaming & Lodging - 0.9%
Carnival Corp.	28,610	$1,220,789
Las Vegas Sands Corp. (a)	51,390	2,396,830
Marriott International, Inc., “A”	100,620	3,945,310
Royal Caribbean Cruises Ltd. (a)	18,170	795,664

		$8,358,593
General Merchandise - 2.2%
Kohl’s Corp.	149,260	$8,043,621
Target Corp.	222,520	11,693,426

		$19,737,047
Health Maintenance Organizations - 0.8%
Aetna, Inc.	45,110	$1,685,310
WellPoint, Inc.	80,260	5,334,882

		$7,020,192
Insurance - 3.9%
ACE Ltd.	187,990	$11,890,368
Aflac, Inc.	26,180	1,540,955
Allied World Assurance Co.	36,180	2,232,668
Aon Corp.	138,150	7,272,216

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Chubb Corp.	61,960	$3,759,733
MetLife, Inc.	90,190	4,271,398
Prudential Financial, Inc.	54,000	3,554,820

		$34,522,158
Internet - 1.2%
Google, Inc., “A” (a)	17,460	$10,709,964

Leisure & Toys - 0.4%
Hasbro, Inc.	80,190	$3,600,531

Machinery & Tools - 0.9%
Finning International, Inc.	106,110	$3,019,856
Regal Beloit Corp.	38,580	2,814,411
WABCO Holdings, Inc. (a)	36,560	2,136,201

		$7,970,468
Major Banks - 6.1%
Bank of America Corp.	816,910	$11,673,644
Bank of New York Mellon Corp.	132,968	4,040,898
Comerica, Inc.	52,010	2,023,189
Goldman Sachs Group, Inc.	50,270	8,233,221
JPMorgan Chase & Co. (s)	355,740	16,609,501
KeyCorp	383,950	3,509,303
State Street Corp.	72,920	3,260,982
SunTrust Banks, Inc.	151,900	4,582,823

		$53,933,561
Medical & Health Technology & Services - 1.1%
AmerisourceBergen Corp.	73,170	$2,773,875
Medco Health Solutions, Inc. (a)	67,460	4,158,234
Patterson Cos., Inc.	40,270	1,344,213
Quest Diagnostics, Inc.	31,320	1,777,410

		$10,053,732
Medical Equipment - 2.6%
Becton, Dickinson & Co.	40,880	$3,270,400
Covidien PLC	57,110	2,938,310
Medtronic, Inc.	99,560	3,974,435
NxStage Medical, Inc. (a)	59,530	1,228,104
NxStage Medical, Inc. (a)	34,357	708,785
St. Jude Medical, Inc.	87,610	4,194,767
Thermo Fisher Scientific, Inc. (a)	71,410	3,986,106

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Thoratec Corp. (a)	113,510	$3,164,659

		$23,465,566
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	36,930	$3,584,795
Teck Resources Ltd., “B”	86,158	4,766,602
United States Steel Corp.	18,930	1,088,286

		$9,439,683
Natural Gas - Distribution - 0.4%
AGL Resources, Inc.	84,930	$3,228,189

Natural Gas - Pipeline - 0.5%
Kinder Morgan, Inc. (a)	138,730	$4,231,265

Network & Telecom - 1.1%
Cisco Systems, Inc. (a)	188,010	$3,489,466
F5 Networks, Inc. (a)	26,070	3,076,521
Finisar Corp. (a)	83,050	3,406,711

		$9,972,698
Oil Services - 2.6%
Cameron International Corp. (a)	96,510	$5,706,636
Halliburton Co.	190,350	8,935,029
Schlumberger Ltd.	90,540	8,458,247

		$23,099,912
Other Banks & Diversified Financials - 2.7%
American Express Co.	51,640	$2,249,955
BankUnited, Inc. (a)	71,730	2,033,546
Citigroup, Inc. (a)	931,040	4,357,267
EuroDekania Ltd. (a)(z)	580,280	1,138,653
TCF Financial Corp.	275,040	4,463,899
Visa, Inc., “A”	69,870	5,104,004
Zions Bancorporation	179,920	4,202,931

		$23,550,255
Pharmaceuticals - 4.7%
Abbott Laboratories	298,490	$14,357,369
Johnson & Johnson	169,550	10,417,152
Pfizer, Inc.	621,576	11,959,122
Teva Pharmaceutical Industries Ltd., ADR	91,500	4,584,150

		$41,317,793

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pollution Control - 0.3%
Republic Services, Inc.	102,780	$3,043,316

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	32,900	$1,572,949

Printing & Publishing - 0.5%
Moody’s Corp.	129,270	$4,123,713

Railroad & Shipping - 1.3%
Aegean Marine Petroleum Network, Inc.	256,030	$2,235,142
CSX Corp.	67,780	5,060,455
Kansas City Southern Co. (a)	85,100	4,581,784

		$11,877,381
Real Estate - 2.4%
Annaly Mortgage Management, Inc., REIT	241,020	$4,321,489
Entertainment Properties Trust, REIT	194,920	9,291,836
Kilroy Realty Corp., REIT	98,950	3,834,311
Mack-Cali Realty Corp., REIT	111,420	3,781,595

		$21,229,231
Restaurants - 1.0%
McDonald’s Corp.	122,870	$9,298,802

Specialty Chemicals - 1.0%
Airgas, Inc.	113,743	$7,118,037
W. R. Grace & Co. (a)	47,760	1,816,790

		$8,934,827
Specialty Stores - 2.0%
Abercrombie & Fitch Co., “A”	52,810	$3,029,710
Amazon.com, Inc. (a)	35,790	6,202,049
Dick’s Sporting Goods, Inc. (a)	42,920	1,594,049
Staples, Inc.	139,470	2,970,711
Tiffany & Co.	38,000	2,338,900
Urban Outfitters, Inc. (a)	53,490	2,052,946

		$18,188,365
Telecommunications - Wireless - 0.1%
Rogers Communications, Inc., “B”	30,020	$1,059,706

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.5%
American Tower Corp., “A” (a)	72,860	$3,931,526
AT&T, Inc.	290,780	8,252,336
Bezeq - The Israel Telecommunication Corp. Ltd.	783,740	2,132,987
Qwest Communications International, Inc.	512,430	3,494,773
Verizon Communications, Inc.	128,070	4,728,344

		$22,539,966
Tobacco - 2.6%
Altria Group, Inc.	233,350	$5,920,090
Philip Morris International, Inc.	179,080	11,242,642
Reynolds American, Inc.	180,040	6,178,973

		$23,341,705
Trucking - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	25,410	$1,734,995
Expeditors International of Washington, Inc.	79,620	3,805,836
Swift Transportation Co. (a)	161,130	2,323,495

		$7,864,326
Utilities - Electric Power - 2.3%
American Electric Power Co., Inc.	121,800	$4,358,004
Calpine Corp. (a)	97,750	1,478,958
CMS Energy Corp.	204,377	3,936,301
PG&E Corp.	67,830	3,124,250
PPL Corp.	89,450	2,274,712
Public Service Enterprise Group, Inc.	55,482	1,814,261
Wisconsin Energy Corp.	61,440	3,637,248

		$20,623,734
Total Common Stocks (Identified Cost, $775,092,120)		$884,403,315

Convertible Preferred Stocks - 0.3%
Utilities - Electric Power - 0.3%
PPL Corp., 9.5% (Identified Cost, $2,368,166)	45,860	$2,442,962

Money Market Funds (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	1,173,162	$1,173,162

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	3,198,444	$3,198,444
Total Investments (Identified Cost, $781,831,892)		$891,217,883

12

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (1.0)%
Issuer	Shares/Par	Value ($)

Electrical Equipment - (0.3)%
Emerson Electric Co.	(38,200)	$(2,279,012)

Electronics - (0.7)%
Vishay Intertechnology, Inc. (a)	(379,800)	$(6,627,510)
Total Securities Sold Short (Proceeds Received, $5,592,740)		$(8,906,522)

Other Assets, Less Liabilities - 0.7%		6,581,114
Net Assets - 100.0%		$888,892,475

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 28, 2011, the value of securities pledged amounted to $7,525,163.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$1,138,653
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $780,658,730)	$890,044,721
Underlying affiliated funds, at cost and value	1,173,162
Total investments, at value, including $2,964,897 of securities on loan (identified cost, $781,831,892)	$891,217,883
Deposits with brokers for securities sold short	7,018,559
Receivables for
Investments sold	19,474,798
Fund shares sold	1,150,761
Dividends	1,195,348
Other assets	7,140
Total assets	$920,064,489
Liabilities
Payables for
Dividends on securities sold short	$13,179
Securities sold short, at value (proceeds received, $(5,592,740)	8,906,522
Investments purchased	17,276,956
Fund shares reacquired	1,110,192
Collateral for securities loaned, at value	3,198,444
Payable to affiliates
Investment adviser	59,886
Shareholder servicing costs	376,123
Distribution and service fees	35,264
Payable for independent Trustees’ compensation	127,372
Accrued expenses and other liabilities	68,076
Total liabilities	$31,172,014
Net assets	$888,892,475
Net assets consist of
Paid-in capital	$981,554,318
Unrealized appreciation (depreciation) on investments	106,072,209
Accumulated net realized gain (loss) on investments and foreign currency transactions	(201,094,006)
Undistributed net investment income	2,359,954
Net assets	$888,892,475
Shares of beneficial interest outstanding	48,469,288

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$683,511,450	36,793,313	$18.58
Class B	61,737,753	3,590,960	17.19
Class C	71,093,788	4,166,423	17.06
Class I	15,386,324	796,525	19.32
Class R1	4,589,970	269,398	17.04
Class R2	18,243,861	1,000,932	18.23
Class R3	33,543,263	1,809,658	18.54
Class R4	786,066	42,079	18.68

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.71 [100 / 94.25 x $18.58]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$7,902,944
Interest	51,974
Dividends from underlying affiliated funds	3,353
Foreign taxes withheld	(40,779)
Total investment income	$7,917,492
Expenses
Management fee	$2,504,929
Distribution and service fees	1,519,425
Shareholder servicing costs	1,037,100
Administrative services fee	58,535
Independent Trustees’ compensation	31,699
Custodian fee	55,068
Shareholder communications	51,743
Auditing fees	23,826
Legal fees	7,144
Dividend and interest expense on securities sold short	47,450
Miscellaneous	82,439
Total expenses	$5,419,358
Fees paid indirectly	(34)
Reduction of expenses by investment adviser	(1,278)
Net expenses	$5,418,046
Net investment income	$2,499,446
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$48,021,226
Foreign currency transactions	4,423
Net realized gain (loss) on investments and foreign currency transactions	$48,025,649
Change in unrealized appreciation (depreciation)
Investments	$149,860,465
Securities sold short	(3,538,861)
Net unrealized gain (loss) on investments	$146,321,604
Net realized and unrealized gain (loss) on investments	$194,347,253
Change in net assets from operations	$196,846,699

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/11 (unaudited)	Year ended 8/31/10
From operations
Net investment income	$2,499,446	$4,364,126
Net realized gain (loss) on investments and foreign currency transactions	48,025,649	64,552,166
Net unrealized gain (loss) on investments	146,321,604	(19,837,986)
Change in net assets from operations	$196,846,699	$49,078,306
Distributions declared to shareholders
From net investment income	$(4,385,037)	$(5,590,368)
Change in net assets from fund share transactions	$(26,429,751)	$(86,157,234)
Total change in net assets	$166,031,911	$(42,669,296)
Net assets
At beginning of period	722,860,564	765,529,860
At end of period (including undistributed net investment income of $2,359,954 and $4,245,545, respectively)	$888,892,475	$722,860,564

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.62		$13.87	$16.75	$19.83	$18.17	$17.88
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.12	$0.09	$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	4.01		0.77	(2.92)	(1.71)	3.01	1.06
Total from investment operations	$4.07		$0.87	$(2.80)	$(1.62)	$3.05	$1.09
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.12)	$(0.08)	$—	$—	$—
From net realized gain on investments	—		—	—	(1.46)	(1.39)	(0.80)
Total distributions declared to shareholders	$(0.11)		$(0.12)	$(0.08)	$(1.46)	$(1.39)	$(0.80)
Net asset value, end of period	$18.58		$14.62	$13.87	$16.75	$19.83	$18.17
Total return (%) (r)(s)(t)	27.89	(n)	6.27	(16.55)	(8.94)	17.26	6.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.24	1.36	1.24	1.26	1.37
Expenses after expense reductions (f)	1.20	(a)	1.23	1.21	1.21	1.26	1.36
Net investment income	0.73	(a)	0.68	1.03	0.52	0.22	0.15
Portfolio turnover	33		77	109	86	283	138
Net assets at end of period (000 omitted)	$683,511		$547,296	$559,572	$650,476	$766,202	$146,355
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.19	(a)	1.22	1.21	N/A	N/A	N/A

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class B			2010		2009	2008	2007	2006

Net asset value, beginning of period	$13.50		$12.80		$15.45	$18.52	$17.16	$17.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.01)		$0.05	$(0.02)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	3.69		0.71		(2.70)	(1.59)	2.83	1.02
Total from investment operations	$3.69		$0.70		$(2.65)	$(1.61)	$2.75	$0.93
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$—	$—	$—
From net realized gain on investments	—		—		—	(1.46)	(1.39)	(0.80)
Total distributions declared to shareholders	$—		$(0.00	)(w)	$—	$(1.46)	$(1.39)	$(0.80)
Net asset value, end of period	$17.19		$13.50		$12.80	$15.45	$18.52	$17.16
Total return (%) (r)(s)(t)	27.33	(n)	5.49		(17.15)	(9.55)	16.49	5.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.99		2.07	1.88	1.90	2.02
Expenses after expense reductions (f)	1.95	(a)	1.98		1.90	1.86	1.90	2.02
Net investment income (loss)	(0.02	)(a)	(0.06)		0.42	(0.14)	(0.46)	(0.50)
Portfolio turnover	33		77		109	86	283	138
Net assets at end of period (000 omitted)	$61,738		$55,327		$79,608	$162,122	$325,525	$49,192
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.94	(a)	1.97		1.90	N/A	N/A	N/A

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.39		$12.75	$15.38	$18.44	$17.09	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.01)	$0.04	$(0.02)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	3.67		0.70	(2.67)	(1.58)	2.82	1.01
Total from investment operations	$3.67		$0.69	$(2.63)	$(1.60)	$2.74	$0.92
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$—	$—	$—	$—
From net realized gain on investments	—		—	—	(1.46)	(1.39)	(0.80)
Total distributions declared to shareholders	$—		$(0.05)	$—	$(1.46)	$(1.39)	$(0.80)
Net asset value, end of period	$17.06		$13.39	$12.75	$15.38	$18.44	$17.09
Total return (%) (r)(s)(t)	27.41	(n)	5.40	(17.10)	(9.54)	16.50	5.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.99	2.06	1.89	1.90	2.02
Expenses after expense reductions (f)	1.95	(a)	1.98	1.91	1.86	1.90	2.02
Net investment income (loss)	(0.02	)(a)	(0.07)	0.34	(0.14)	(0.45)	(0.50)
Portfolio turnover	33		77	109	86	283	138
Net assets at end of period (000 omitted)	$71,094		$59,265	$63,993	$79,213	$107,948	$16,613
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.94	(a)	1.97	1.91	N/A	N/A	N/A

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$15.21		$14.43	$17.47	$20.54	$18.72	$18.33
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.17	$0.17	$0.11	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	4.18		0.79	(3.06)	(1.78)	3.10	1.10
Total from investment operations	$4.26		$0.94	$(2.89)	$(1.61)	$3.21	$1.19
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.16)	$(0.15)	$—	$—	$—
From net realized gain on investments	—		—	—	(1.46)	(1.39)	(0.80)
Total distributions declared to shareholders	$(0.15)		$(0.16)	$(0.15)	$(1.46)	$(1.39)	$(0.80)
Net asset value, end of period	$19.32		$15.21	$14.43	$17.47	$20.54	$18.72
Total return (%) (r)(s)	28.08	(n)	6.47	(16.29)	(8.56)	17.63	6.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.99	1.06	0.89	0.92	1.01
Expenses after expense reductions (f)	0.95	(a)	0.98	0.91	0.86	0.92	1.01
Net investment income	0.95	(a)	0.93	1.32	0.88	0.58	0.50
Portfolio turnover	33		77	109	86	283	138
Net assets at end of period (000 omitted)	$15,386		$16,291	$15,766	$17,269	$27,544	$4,763
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.94	(a)	0.97	0.91	N/A	N/A	N/A

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.38		$12.75	$15.39	$18.45	$17.11	$17.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.01)	$0.04	$(0.03)	$(0.09)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.67		0.70	(2.68)	(1.57)	2.82	1.00
Total from investment operations	$3.67		$0.69	$(2.64)	$(1.60)	$2.73	$0.90
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.06)	$—	$—	$—	$—
From net realized gain on investments	—		—	—	(1.46)	(1.39)	(0.80)
Total distributions declared to shareholders	$(0.01)		$(0.06)	$—	$(1.46)	$(1.39)	$(0.80)
Net asset value, end of period	$17.04		$13.38	$12.75	$15.39	$18.45	$17.11
Total return (%) (r)(s)	27.43	(n)	5.43	(17.15)	(9.53)	16.42	5.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.99	2.06	1.95	2.05	2.20
Expenses after expense reductions (f)	1.95	(a)	1.98	1.91	1.91	2.02	2.11
Net investment income (loss)	(0.02	)(a)	(0.07)	0.32	(0.18)	(0.51)	(0.61)
Portfolio turnover	33		77	109	86	283	138
Net assets at end of period (000 omitted)	$4,590		$3,688	$3,735	$3,663	$2,543	$441
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.94	(a)	1.97	1.91	N/A	N/A	N/A

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.33		$13.62	$16.45	$19.53	$17.97	$17.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06	$0.10	$0.06	$(0.01)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	3.93		0.75	(2.87)	(1.68)	2.96	1.06
Total from investment operations	$3.97		$0.81	$(2.77)	$(1.62)	$2.95	$1.03
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.10)	$(0.06)	$—	$—	$—
From net realized gain on investments	—		—	—	(1.46)	(1.39)	(0.80)
Total distributions declared to shareholders	$(0.07)		$(0.10)	$(0.06)	$(1.46)	$(1.39)	$(0.80)
Net asset value, end of period	$18.23		$14.33	$13.62	$16.45	$19.53	$17.97
Total return (%) (r)(s)	27.73	(n)	5.97	(16.71)	(9.08)	16.88	5.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.49	1.56	1.45	1.61	1.77
Expenses after expense reductions (f)	1.45	(a)	1.48	1.41	1.41	1.58	1.67
Net investment income (loss)	0.48	(a)	0.43	0.82	0.34	(0.05)	(0.15)
Portfolio turnover	33		77	109	86	283	138
Net assets at end of period (000 omitted)	$18,244		$14,013	$15,483	$16,539	$9,492	$1,193
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.44	(a)	1.47	1.41	N/A	N/A	N/A

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.59		$13.85	$16.73	$19.80	$18.15	$17.88
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.13	$0.10	$0.05	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	4.00		0.77	(2.91)	(1.71)	2.99	1.02
Total from investment operations	$4.06		$0.87	$(2.78)	$(1.61)	$3.04	$1.07
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.13)	$(0.10)	$—	$—	$—
From net realized gain on investments	—		—	—	(1.46)	(1.39)	(0.80)
Total distributions declared to shareholders	$(0.11)		$(0.13)	$(0.10)	$(1.46)	$(1.39)	$(0.80)
Net asset value, end of period	$18.54		$14.59	$13.85	$16.73	$19.80	$18.15
Total return (%) (r)(s)	27.90	(n)	6.25	(16.48)	(8.90)	17.22	6.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.24	1.32	1.19	1.36	1.37
Expenses after expense reductions (f)	1.20	(a)	1.23	1.16	1.17	1.36	1.37
Net investment income	0.73	(a)	0.68	1.07	0.57	0.24	0.27
Portfolio turnover	33		77	109	86	283	138
Net assets at end of period (000 omitted)	$33,543		$26,573	$25,741	$28,185	$31,963	$22,646
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.19	(a)	1.22	1.16	N/A	N/A	N/A

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.72		$13.98	$16.92	$19.96	$18.24	$17.90
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.10	$0.15	$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	4.03		0.76	(2.90)	(1.73)	3.00	1.07
Total from investment operations	$4.11		$0.90	$(2.80)	$(1.58)	$3.11	$1.14
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.16)	$(0.14)	$—	$—	$—
From net realized gain on investments	—		—	—	(1.46)	(1.39)	(0.80)
Total distributions declared to shareholders	$(0.15)		$(0.16)	$(0.14)	$(1.46)	$(1.39)	$(0.80)
Net asset value, end of period	$18.68		$14.72	$13.98	$16.92	$19.96	$18.24
Total return (%) (r)(s)	27.99	(n)	6.40	(16.28)	(8.67)	17.54	6.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.98	0.96	0.92	1.06	1.12
Expenses after expense reductions (f)	0.95	(a)	0.97	0.95	0.90	1.06	1.12
Net investment income	0.96	(a)	0.92	0.75	0.83	0.55	0.40
Portfolio turnover	33		77	109	86	283	138
Net assets at end of period (000 omitted)	$786		$408	$1,633	$60	$66	$56
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.94	(a)	0.97	0.95	N/A	N/A	N/A

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2009 would have been lower by approximately 2.41%, 2.40%, 2.42%, 2.40%, 2.40%, 2.36%, 2.40% and 2.40%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

26

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$856,050,712	$1,228,104	$—	$857,278,816
Israel	10,719,075	2,132,987	—	12,852,062
Canada	12,686,712	—	—	12,686,712
Greece	2,235,142	—	—	2,235,142
United Kingdom	—	—	1,138,653	1,138,653
Panama	654,892	—	—	654,892
Mutual Funds	4,371,606	—	—	4,371,606
Total Investments	$886,718,139	$3,361,091	$1,138,653	$891,217,883

Short Sales	$(8,906,522)	$—	$—	$(8,906,522)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/10	$1,135,444
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,209
Purchases	—
Sales	—
Transfers into level 3	—
Transfers out of level 3	—
Balance as of 2/28/11	$1,138,653

28

Notes to Financial Statements (unaudited) – continued

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2011 is $3,209.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2011, this expense amounted to $47,450. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income

29

Notes to Financial Statements (unaudited) – continued

from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share.

30

Notes to Financial Statements (unaudited) – continued

Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/10
Ordinary income (including any short-term capital gains)	$5,590,368

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11
Cost of investments	$783,024,853
Gross appreciation	139,455,280
Gross depreciation	(31,262,250)
Net unrealized appreciation (depreciation)	$108,193,030

As of 8/31/10
Undistributed ordinary income	4,375,678
Capital loss carryforwards	(248,054,708)
Other temporary differences	94,946
Net unrealized appreciation (depreciation)	(41,539,421)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/16	$(48,648,322)
8/31/17	(98,363,235)
8/31/18	(101,043,151)
$(248,054,708)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

31

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/11	Year ended 8/31/10
Class A	$3,993,456	$4,779,998
Class B	—	17,074
Class C	—	244,298
Class I	109,026	168,467
Class R1	2,507	17,743
Class R2	68,041	114,882
Class R3	207,933	229,697
Class R4	4,074	18,209
Total	$4,385,037	$5,590,368

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The management fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.61% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.26%	2.01%	2.01%	1.01%	2.01%	1.51%	1.26%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2011. For the six months ended February 28, 2011 the fund’s actual expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

32

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $81,517 for the six months ended February 28, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$783,548
Class B	0.75%	0.25%	1.00%	1.00%	301,416
Class C	0.75%	0.25%	1.00%	1.00%	333,522
Class R1	0.75%	0.25%	1.00%	1.00%	21,364
Class R2	0.25%	0.25%	0.50%	0.50%	40,782
Class R3	—	0.25%	0.25%	0.25%	38,793
Total Distribution and Service Fees					$1,519,425

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2011 based on each class’ average daily net assets. Effective January 1, 2011, the service fee on assets attributable to Class A shares sold prior to October 1, 1989 with respect to shares that were acquired as part of the reorganization of MFS Capital Opportunities Fund into MFS Core Equity Fund are subject to a service fee of 0.25% annually. Prior to this date, the service fee on those assets was 0.15% annually.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2011, were as follows:

Amount
Class A	$59
Class B	30,661
Class C	1,579

33

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2011, the fee was $457,212, which equated to 0.1113% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $579,888.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $4,087 and the Retirement Deferral plan resulted in an expense of $16,745. Both amounts are included in independent Trustees’ compensation for the six months ended

34

Notes to Financial Statements (unaudited) – continued

February 28, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $124,593 at February 28, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,603 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,278, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $270,748,161 and $296,308,065, respectively.

35

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,415,829	$42,051,934	4,624,997	$70,737,632
Class B	207,216	3,331,808	369,255	5,211,852
Class C	158,284	2,520,457	364,466	5,048,103
Class I	200,839	3,501,588	63,817	1,002,331
Class R1	33,916	536,738	63,431	875,557
Class R2	140,677	2,414,364	211,483	3,147,778
Class R3	119,338	2,043,888	353,613	5,393,441
Class R4	19,347	358,155	16,813	258,836
	3,295,446	$56,758,932	6,067,875	$91,675,530
Shares issued to shareholders in reinvestment of distributions
Class A	208,103	$3,596,025	292,183	$4,347,684
Class B	—	—	1,183	16,329
Class C	—	—	15,133	207,482
Class I	5,580	100,211	10,343	159,905
Class R1	158	2,507	1,296	17,743
Class R2	3,668	62,246	7,679	112,189
Class R3	12,054	207,933	15,468	229,697
Class R4	235	4,074	215	3,215
	229,798	$3,972,996	343,500	$5,094,244
Shares reacquired
Class A	(3,263,221)	$(55,803,521)	(7,814,313)	$(118,185,321)
Class B	(715,652)	(11,397,625)	(2,488,935)	(35,058,366)
Class C	(416,416)	(6,529,548)	(974,400)	(13,529,830)
Class I	(480,713)	(8,149,198)	(95,947)	(1,530,135)
Class R1	(40,234)	(639,521)	(82,019)	(1,128,598)
Class R2	(121,195)	(2,056,528)	(378,152)	(5,663,523)
Class R3	(142,875)	(2,491,493)	(406,135)	(6,095,268)
Class R4	(5,255)	(94,245)	(106,039)	(1,735,967)
	(5,185,561)	$(87,161,679)	(12,345,940)	$(182,927,008)

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Net change
Class A	(639,289)	$(10,155,562)	(2,897,133)	$(43,100,005)
Class B	(508,436)	(8,065,817)	(2,118,497)	(29,830,185)
Class C	(258,132)	(4,009,091)	(594,801)	(8,274,245)
Class I	(274,294)	(4,547,399)	(21,787)	(367,899)
Class R1	(6,160)	(100,276)	(17,292)	(235,298)
Class R2	23,150	420,082	(158,990)	(2,403,556)
Class R3	(11,483)	(239,672)	(37,054)	(472,130)
Class R4	14,327	267,984	(89,011)	(1,473,916)
	(1,660,317)	$(26,429,751)	(5,934,565)	$(86,157,234)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2011, the fund’s commitment fee and interest expense were $4,152 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	238,798	65,654,383	(64,720,019)	1,173,162

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,353	$1,173,162

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

38

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
[LOGO] MFS(R)
INVESTMENT MANAGEMENT

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

39

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

40

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Core Growth Fund

SEMIANNUAL REPORT

February 28, 2011

CGF-SEM

MFS® CORE GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	6.2%
Oracle Corp.	3.4%
Danaher Corp.	3.1%
EMC Corp.	3.0%
Google, Inc., “A”	3.0%
Schlumberger Ltd.	2.1%
International Business Machines Corp.	1.9%
QUALCOMM, Inc.	1.8%
Walt Disney Co.	1.6%
American Tower Corp., “A”	1.6%

Equity sectors
Technology	30.2%
Industrial Goods & Services	9.8%
Energy	9.0%
Retailing	8.7%
Health Care	7.7%
Leisure	7.0%
Financial Services	6.2%
Basic Materials	3.9%
Special Products & Services	3.8%
Consumer Staples	2.9%
Transportation	2.9%
Autos & Housing	2.6%
Utilities & Communications	2.2%

Percentages are based on net assets as of 2/28/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

3

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Expenses Paid During Period (p) 9/01/10-2/28/11
A	Actual	1.20%	$1,000.00	$1,268.65	$6.75
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
B	Actual	1.95%	$1,000.00	$1,264.33	$10.95
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
C	Actual	1.95%	$1,000.00	$1,263.59	$10.94
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
I	Actual	0.95%	$1,000.00	$1,270.79	$5.35
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
W	Actual	1.05%	$1,000.00	$1,269.86	$5.91
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R1	Actual	1.95%	$1,000.00	$1,263.63	$10.94
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
R2	Actual	1.45%	$1,000.00	$1,266.76	$8.15
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R3	Actual	1.20%	$1,000.00	$1,268.51	$6.75
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R4	Actual	0.95%	$1,000.00	$1,270.12	$5.35
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.9%
Issuer	Shares/Par	Value ($)

Aerospace - 4.6%
Boeing Co.	100,610	$7,244,926
Goodrich Corp.	158,030	13,626,927
Honeywell International, Inc.	384,310	22,255,392
Precision Castparts Corp.	118,540	16,803,045
United Technologies Corp.	236,280	19,738,831

		$79,669,121
Alcoholic Beverages - 0.2%
Pernod Ricard S.A.	44,959	$4,144,970

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	122,720	$10,925,762

Automotive - 2.1%
BorgWarner Transmission Systems, Inc. (a)	68,200	$5,293,002
General Motors Co. (a)	335,840	11,260,713
Johnson Controls, Inc.	483,060	19,708,848

		$36,262,563
Biotechnology - 0.3%
Gen-Probe, Inc. (a)	78,100	$4,910,928

Broadcasting - 2.7%
Discovery Communications, Inc., “A” (a)	78,480	$3,383,273
Viacom, Inc., “B”	339,550	15,164,303
Walt Disney Co.	624,010	27,294,197

		$45,841,773
Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	239,550	$25,571,963
Blackrock, Inc.	47,374	9,663,822
Charles Schwab Corp.	343,902	6,523,821

		$41,759,606
Business Services - 3.2%
Accenture Ltd., “A”	500,950	$25,788,906
Cognizant Technology Solutions Corp., “A” (a)	194,070	14,918,161
MSCI, Inc., “A” (a)	285,530	10,136,315

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Verisk Analytics, Inc., “A” (a)	151,200	$4,891,320

		$55,734,702
Cable TV - 1.5%
DIRECTV, “A” (a)	302,130	$13,888,916
Time Warner Cable, Inc.	178,180	12,861,032

		$26,749,948
Chemicals - 1.7%
3M Co.	48,600	$4,482,378
Monsanto Co.	341,910	24,579,910

		$29,062,288
Computer Software - 7.7%
Autodesk, Inc. (a)	349,680	$14,704,044
Check Point Software Technologies Ltd. (a)	367,680	18,325,171
Intuit, Inc. (a)	256,590	13,491,502
Nuance Communications, Inc. (a)	546,530	10,198,250
Oracle Corp.	1,797,806	59,147,817
Red Hat, Inc. (a)	189,700	7,830,816
Salesforce.com, Inc. (a)	24,750	3,273,683
VeriSign, Inc.	153,030	5,400,429

		$132,371,712
Computer Software - Systems - 12.6%
Apple, Inc. (a)	303,520	$107,206,299
EMC Corp. (a)	1,921,770	52,291,362
Hewlett-Packard Co.	364,800	15,916,224
International Business Machines Corp.	205,370	33,245,296
Verifone Systems, Inc. (a)	170,940	7,767,514

		$216,426,695
Construction - 0.5%
Stanley Black & Decker, Inc.	119,080	$9,029,836

Consumer Products - 0.4%
Avon Products, Inc.	116,050	$3,227,351
Procter & Gamble Co.	65,700	4,142,385

		$7,369,736
Consumer Services - 0.6%
Priceline.com, Inc. (a)	21,370	$9,699,416

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 3.1%
Danaher Corp.	1,041,220	$52,685,732

Electronics - 3.3%
Advanced Micro Devices, Inc. (a)	881,914	$8,122,428
Agilent Technologies, Inc. (a)	205,200	8,634,816
ASML Holding N.V.	415,300	18,107,080
Broadcom Corp., “A”	253,100	10,432,782
Corning, Inc.	220,730	5,090,034
First Solar, Inc. (a)(l)	25,200	3,714,228
KLA-Tencor Corp.	74,660	3,644,901

		$57,746,269
Energy - Independent - 3.6%
Apache Corp.	102,430	$12,764,827
Noble Energy, Inc.	179,160	16,600,966
Occidental Petroleum Corp.	258,120	26,320,496
Southwestern Energy Co. (a)	160,310	6,329,039

		$62,015,328
Engineering - Construction - 1.5%
Fluor Corp.	364,050	$25,760,178

Food & Beverages - 1.8%
Bunge Ltd.	77,340	$5,581,628
Coca-Cola Co.	277,220	17,719,902
Mead Johnson Nutrition Co., “A”	137,040	8,201,844

		$31,503,374
Food & Drug Stores - 1.4%
Walgreen Co.	475,310	$20,599,935
Whole Foods Market, Inc.	66,770	3,910,051

		$24,509,986
Gaming & Lodging - 2.1%
Carnival Corp.	447,630	$19,100,372
Las Vegas Sands Corp. (a)	225,250	10,505,660
Marriott International, Inc., “A”	174,730	6,851,163

		$36,457,195
General Merchandise - 3.2%
Costco Wholesale Corp.	288,150	$21,550,739
Kohl’s Corp.	418,940	22,576,677
Target Corp.	200,000	10,510,000

		$54,637,416

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 3.0%
Google, Inc., “A” (a)	83,635	$51,301,709

Machinery & Tools - 0.6%
Eaton Corp.	95,640	$10,594,999

Major Banks - 1.8%
Goldman Sachs Group, Inc.	43,900	$7,189,942
JPMorgan Chase & Co.	514,990	24,044,883

		$31,234,825
Medical & Health Technology & Services - 2.8%
AmerisourceBergen Corp.	397,480	$15,068,467
Cerner Corp. (a)	73,620	7,395,129
Express Scripts, Inc. (a)	74,730	4,201,321
IDEXX Laboratories, Inc. (a)	37,800	2,937,060
Medco Health Solutions, Inc. (a)	190,360	11,733,790
Stericycle, Inc. (a)	83,000	7,172,860

		$48,508,627
Medical Equipment - 2.8%
Covidien PLC	273,000	$14,045,850
Medtronic, Inc.	181,810	7,257,855
Thermo Fisher Scientific, Inc. (a)	478,460	26,707,637

		$48,011,342
Metals & Mining - 0.8%
Cameco Corp.	90,800	$3,699,192
Teck Resources Ltd., “B”	171,550	9,507,301

		$13,206,493
Natural Gas - Pipeline - 0.2%
Kinder Morgan, Inc. (a)	130,500	$3,980,250

Network & Telecom - 3.6%
Cisco Systems, Inc. (a)	948,260	$17,599,706
Juniper Networks, Inc. (a)	315,280	13,872,320
QUALCOMM, Inc.	526,690	31,380,190

		$62,852,216
Oil Services - 5.4%
Cameron International Corp. (a)	413,930	$24,475,681
Halliburton Co.	236,590	11,105,535
Schlumberger Ltd.	384,840	35,951,753

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Weatherford International Ltd. (a)	860,000	$20,794,800

		$92,327,769
Other Banks & Diversified Financials - 2.0%
American Express Co.	172,660	$7,522,796
Citigroup, Inc. (a)	1,195,280	5,593,910
MasterCard, Inc., “A”	76,290	18,352,322
Visa, Inc., “A”	47,320	3,456,726

		$34,925,754
Pharmaceuticals - 1.8%
Abbott Laboratories	105,900	$5,093,790
Allergan, Inc.	82,850	6,144,985
Hospira, Inc. (a)	119,620	6,321,917
Teva Pharmaceutical Industries Ltd., ADR	258,710	12,961,371

		$30,522,063
Railroad & Shipping - 1.3%
Kansas City Southern Co. (a)	174,240	$9,381,082
Union Pacific Corp.	131,400	12,536,874

		$21,917,956
Restaurants - 0.7%
McDonald’s Corp.	114,500	$8,665,360
YUM! Brands, Inc.	68,110	3,427,976

		$12,093,336
Specialty Chemicals - 1.4%
Airgas, Inc.	109,780	$6,870,032
Praxair, Inc.	182,010	18,088,154

		$24,958,186
Specialty Stores - 3.5%
Abercrombie & Fitch Co., “A”	180,270	$10,342,090
Amazon.com, Inc. (a)	122,730	21,267,882
Lowe’s Cos., Inc.	588,700	15,406,279
Staples, Inc.	327,800	6,982,140
Tiffany & Co.	95,560	5,881,718

		$59,880,109

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.0%
American Tower Corp., “A” (a)	505,730	$27,289,191
Crown Castle International Corp. (a)	158,260	6,670,659

		$33,959,850
Tobacco - 0.5%
Philip Morris International, Inc.	137,920	$8,658,618

Trucking - 1.6%
Expeditors International of Washington, Inc.	174,630	$8,347,314
FedEx Corp.	134,200	12,080,684
United Parcel Service, Inc., “B”	93,500	6,900,300

		$27,328,298
Total Common Stocks (Identified Cost, $1,479,109,777)		$1,671,536,934

Money Market Funds (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	34,200,355	$34,200,355

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	1,198,542	$1,198,542
Total Investments (Identified Cost, $1,514,508,674)		$1,706,935,831

Other Assets, Less Liabilities - 1.0%		16,671,725
Net Assets - 100.0%		$1,723,607,556

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,480,308,319)	$1,672,735,476
Underlying affiliated funds, at cost and value	34,200,355
Total investments, at value, including $1,111,026 of securities on loan (identified cost, $1,514,508,674)	$1,706,935,831
Receivables for
Investments sold	17,299,084
Fund shares sold	2,378,615
Interest and dividends	1,711,751
Other assets	13,756
Total assets	$1,728,339,037
Liabilities
Payables for
Investments purchased	$1,085,400
Fund shares reacquired	1,603,826
Collateral for securities loaned, at value	1,198,542
Payable to affiliates
Investment adviser	134,972
Shareholder servicing costs	529,908
Distribution and service fees	34,463
Payable for independent Trustees’ compensation	50,097
Accrued expenses and other liabilities	94,273
Total liabilities	$4,731,481
Net assets	$1,723,607,556
Net assets consist of
Paid-in capital	$1,873,281,720
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	192,432,940
Accumulated net realized gain (loss) on investments and foreign currency transactions	(342,821,750)
Undistributed net investment income	714,646
Net assets	$1,723,607,556
Shares of beneficial interest outstanding	92,677,824

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$618,827,313	33,692,426	$18.37
Class B	66,243,466	3,901,928	16.98
Class C	64,694,373	3,811,160	16.97
Class I	868,726,381	45,494,620	19.10
Class W	1,572,602	84,839	18.54
Class R1	3,035,731	179,392	16.92
Class R2	54,110,459	3,013,699	17.95
Class R3	10,003,263	545,601	18.33
Class R4	36,393,968	1,954,159	18.62

(a) Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.49 [100 / 94.25 x $18.37]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,979,962
Interest	19,234
Dividends from underlying affiliated funds	58,737
Foreign taxes withheld	(24,434)
Total investment income	$10,033,499
Expenses
Management fee	$5,765,035
Distribution and service fees	1,525,168
Shareholder servicing costs	1,535,165
Administrative services fee	110,223
Independent Trustees’ compensation	34,857
Custodian fee	72,536
Shareholder communications	50,243
Auditing fees	24,008
Legal fees	14,081
Miscellaneous	116,483
Total expenses	$9,247,799
Fees paid indirectly	(116)
Reduction of expenses by investment adviser	(2,506)
Net expenses	$9,245,177
Net investment income	$788,322
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$113,829,467
Foreign currency transactions	(10,731)
Net realized gain (loss) on investments and foreign currency transactions	$113,818,736
Change in unrealized appreciation (depreciation)
Investments	$260,954,416
Translation of assets and liabilities in foreign currencies	1,702
Net unrealized gain (loss) on investments and foreign currency translation	$260,956,118
Net realized and unrealized gain (loss) on investments and foreign currency	$374,774,854
Change in net assets from operations	$375,563,176

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/11 (unaudited)	Year ended 8/31/10
From operations
Net investment income (loss)	$788,322	$(303,670)
Net realized gain (loss) on investments and foreign currency transactions	113,818,736	159,224,024
Net unrealized gain (loss) on investments and foreign currency translation	260,956,118	(99,704,037)
Change in net assets from operations	$375,563,176	$59,216,317
Distributions declared to shareholders
From net investment income	$—	$(2,468,528)
From tax return of capital	—	(1,843)
Total distributions declared to shareholders	$—	$(2,470,371)
Change in net assets from fund share transactions	$(66,019,025)	$(235,825,238)
Total change in net assets	$309,544,151	$(179,079,292)
Net assets
At beginning of period	1,414,063,405	1,593,142,697
At end of period (including undistributed net investment income of $714,646 and accumulated distributions in excess of net investment income of $73,676, respectively)	$1,723,607,556	$1,414,063,405

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class A			2010		2009	2008	2007	2006

Net asset value, beginning of period	$14.48		$14.07		$18.15	$20.35	$17.70	$16.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.01)		$0.01	$(0.01)	$(0.02)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	3.89		0.42		(4.09)	(0.31)	3.01	0.93
Total from investment operations	$3.89		$0.41		$(4.08)	$(0.32)	$2.99	$0.88
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$—	$—	$—
From net realized gain on investments	—		—		—	(1.88)	(0.34)	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.00	)(w)	$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$18.37		$14.48		$14.07	$18.15	$20.35	$17.70
Total return (%) (r)(s)(t)	26.86	(n)	2.94		(22.48)	(2.16)	17.07	5.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.22		1.33	1.29	1.33	1.44
Expenses after expense reductions (f)	1.20	(a)	1.22		1.25	1.25	1.25	1.34
Net investment income (loss)	0.04	(a)	(0.07)		0.08	(0.03)	(0.11)	(0.31)
Portfolio turnover	113		249		589	301	329	245
Net assets at end of period (000 omitted)	$618,827		$525,538		$553,626	$787,300	$935,865	$504,761

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.43		$13.14	$17.08	$19.38	$16.98	$16.24
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.12)	$(0.08)	$(0.13)	$(0.14)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	3.61		0.41	(3.86)	(0.29)	2.88	0.90
Total from investment operations	$3.55		$0.29	$(3.94)	$(0.42)	$2.74	$0.74
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$16.98		$13.43	$13.14	$17.08	$19.38	$16.98
Total return (%) (r)(s)(t)	26.43	(n)	2.21	(23.07)	(2.81)	16.31	4.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.97	2.04	1.94	1.98	2.09
Expenses after expense reductions (f)	1.95	(a)	1.97	1.94	1.90	1.90	1.99
Net investment loss	(0.72	)(a)	(0.83)	(0.61)	(0.67)	(0.77)	(0.96)
Portfolio turnover	113		249	589	301	329	245
Net assets at end of period (000 omitted)	$66,243		$63,354	$97,066	$192,755	$303,614	$162,868

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.43		$13.14	$17.08	$19.38	$16.98	$16.23
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.12)	$(0.08)	$(0.13)	$(0.14)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	3.60		0.41	(3.86)	(0.29)	2.88	0.91
Total from investment operations	$3.54		$0.29	$(3.94)	$(0.42)	$2.74	$0.75
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$16.97		$13.43	$13.14	$17.08	$19.38	$16.98
Total return (%) (r)(s)(t)	26.36	(n)	2.21	(23.07)	(2.81)	16.31	4.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.97	2.03	1.95	1.98	2.09
Expenses after expense reductions (f)	1.95	(a)	1.97	1.94	1.90	1.90	1.99
Net investment loss	(0.71	)(a)	(0.82)	(0.62)	(0.67)	(0.76)	(0.96)
Portfolio turnover	113		249	589	301	329	245
Net assets at end of period (000 omitted)	$64,694		$55,812	$64,950	$89,252	$108,950	$58,523

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class I			2010		2009	2008	2007	2006

Net asset value, beginning of period	$15.03		$14.61		$18.81	$20.96	$18.15	$17.18
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.03		$0.05	$0.07	$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	4.04		0.44		(4.24)	(0.34)	3.14	0.97
Total from investment operations	$4.07		$0.47		$(4.19)	$(0.27)	$3.15	$0.97
Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.01)	$—	$—	$—
From net realized gain on investments	—		—		—	(1.88)	(0.34)	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.05)		$(0.01)	$(1.88)	$(0.34)	$—
Net asset value, end of period	$19.10		$15.03		$14.61	$18.81	$20.96	$18.15
Total return (%) (r)(s)	27.08	(n)	3.17		(22.26)	(1.84)	17.53	5.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.97		1.03	0.95	0.93	1.06
Expenses after expense reductions (f)	0.95	(a)	0.97		0.95	0.90	0.89	0.96
Net investment income	0.28	(a)	0.18		0.39	0.32	0.06	0.03
Portfolio turnover	113		249		589	301	329	245
Net assets at end of period (000 omitted)	$868,726		$695,751		$810,495	$962,434	$1,010,075	$34,998

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class W			2010		2009	2008	2007	2006 (i)

Net asset value, beginning of period	$14.60		$14.19		$18.27	$20.43	$17.72	$18.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.00	(w)	$0.01	$0.04	$0.05	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	3.93		0.45		(4.09)	(0.32)	3.00	(0.63	)(g)
Total from investment operations	$3.94		$0.45		$(4.08)	$(0.28)	$3.05	$(0.63)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)		$—	$—	$—	$—
From net realized gain on investments	—		—		—	(1.88)	(0.34)	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.04)		$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$18.54		$14.60		$14.19	$18.27	$20.43	$17.72
Total return (%) (r)(s)	26.99	(n)	3.17		(22.33)	(1.95)	17.39	(3.43	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.07		1.06	1.05	1.07	1.18	(a)
Expenses after expense reductions (f)	1.05	(a)	1.07		1.03	1.00	0.99	1.08	(a)
Net investment income (loss)	0.17	(a)	0.01		0.07	0.23	0.27	(0.03	)(a)
Portfolio turnover	113		249		589	301	329	245
Net assets at end of period (000 omitted)	$1,573		$1,525		$5,331	$343	$373	$97

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.39		$13.10	$17.03	$19.33	$16.95	$16.23
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.12)	$(0.08)	$(0.14)	$(0.15)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	3.59		0.41	(3.85)	(0.28)	2.87	0.89
Total from investment operations	$3.53		$0.29	$(3.93)	$(0.42)	$2.72	$0.72
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$16.92		$13.39	$13.10	$17.03	$19.33	$16.95
Total return (%) (r)(s)	26.36	(n)	2.21	(23.08)	(2.82)	16.22	4.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.97	2.03	2.00	2.12	2.28
Expenses after expense reductions (f)	1.95	(a)	1.97	1.94	1.95	2.00	2.09
Net investment loss	(0.72	)(a)	(0.82)	(0.62)	(0.74)	(0.89)	(1.07)
Portfolio turnover	113		249	589	301	329	245
Net assets at end of period (000 omitted)	$3,036		$2,372	$2,356	$2,552	$1,517	$506

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R2			2010		2009	2008	2007	2006

Net asset value, beginning of period	$14.17		$13.81		$17.85	$20.08	$17.52	$16.70
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)		$(0.02)	$(0.05)	$(0.07)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	3.80		0.41		(4.02)	(0.30)	2.97	0.93
Total from investment operations	$3.78		$0.37		$(4.04)	$(0.35)	$2.90	$0.82
Less distributions declared to shareholders
From net investment income	$—		$(0.01)		$—	$—	$—	$—
From net realized gain on investments	—		—		—	(1.88)	(0.34)	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.01)		$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$17.95		$14.17		$13.81	$17.85	$20.08	$17.52
Total return (%) (r)(s)	26.68	(n)	2.68		(22.63)	(2.34)	16.73	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.47		1.52	1.49	1.67	1.85
Expenses after expense reductions (f)	1.45	(a)	1.47		1.44	1.44	1.54	1.65
Net investment loss	(0.21	)(a)	(0.30)		(0.14)	(0.24)	(0.37)	(0.60)
Portfolio turnover	113		249		589	301	329	245
Net assets at end of period (000 omitted)	$54,110		$34,798		$17,546	$13,471	$5,728	$1,804

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R3			2010		2009	2008	2007	2006

Net asset value, beginning of period	$14.45		$14.06		$18.13	$20.33	$17.69	$16.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.01)		$0.01	$0.00 (w)	$(0.03)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	3.88		0.43		(4.08)	(0.32)	3.01	0.94
Total from investment operations	$3.88		$0.42		$(4.07)	$(0.32)	$2.98	$0.88
Less distributions declared to shareholders
From net investment income	$—		$(0.03)		$—	$—	$—	$—
From net realized gain on investments	—		—		—	(1.88)	(0.34)	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.03)		$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$18.33		$14.45		$14.06	$18.13	$20.33	$17.69
Total return (%) (r)(s)	26.85	(n)	2.95		(22.45)	(2.16)	17.02	5.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.22		1.26	1.25	1.37	1.48
Expenses after expense reductions (f)	1.20	(a)	1.22		1.20	1.20	1.29	1.38
Net investment income (loss)	0.04	(a)	(0.06)		0.09	0.02	(0.18)	(0.36)
Portfolio turnover	113		249		589	301	329	245
Net assets at end of period (000 omitted)	$10,003		$7,399		$5,116	$2,848	$1,641	$286

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R4			2010		2009	2008	2007	2006

Net asset value, beginning of period	$14.66		$14.24		$18.33	$20.47	$17.76	$16.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.03		$0.05	$0.06	$0.04	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	3.94		0.44		(4.14)	(0.32)	3.01	0.94
Total from investment operations	$3.96		$0.47		$(4.09)	$(0.26)	$3.05	$0.93
Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$—	$—	$—	$—
From net realized gain on investments	—		—		—	(1.88)	(0.34)	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.05)		$—	$(1.88)	$(0.34)	$—
Net asset value, end of period	$18.62		$14.66		$14.24	$18.33	$20.47	$17.76
Total return (%) (r)(s)	27.01	(n)	3.26		(22.31)	(1.84)	17.35	5.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.97		1.01	0.98	1.08	1.19
Expenses after expense reductions (f)	0.95	(a)	0.97		0.96	0.94	0.99	1.09
Net investment income (loss)	0.29	(a)	0.19		0.35	0.29	0.21	(0.06)
Portfolio turnover	113		249		589	301	329	245
Net assets at end of period (000 omitted)	$36,394		$27,515		$36,655	$20,773	$41,102	$56

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception May 1, 2006 through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Growth Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

23

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

24

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,671,536,934	$—	$—	$1,671,536,934
Mutual Funds	35,398,897	—	—	35,398,897
Total Investments	$1,706,935,831	$—	$—	$1,706,935,831

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income

25

Notes to Financial Statements (unaudited) – continued

from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax

26

Notes to Financial Statements (unaudited) – continued

character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/10
Ordinary income (including any short-term capital gains)	$2,468,528
Tax return of capital (b)	1,843
Total distributions	$2,470,371

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11
Cost of investments	$1,548,087,815
Gross appreciation	212,682,702
Gross depreciation	(53,834,686)
Net unrealized appreciation (depreciation)	$158,848,016

As of 8/31/10
Capital loss carryforwards	(414,874,372)
Post-October capital loss deferral	(8,186,973)
Other temporary differences	(69,595)
Net unrealized appreciation (depreciation)	(102,106,400)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

27

Notes to Financial Statements (unaudited) – continued

As of August 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/11	$(30,032,975)
8/31/17	(194,746,743)
8/31/18	(190,094,654)
$(414,874,372)

The availability of a portion of the capital loss carryforwards of the fund and the capital loss carryforwards that the fund acquired on June 22, 2007 in connection with the MFS Strategic Growth Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 2/28/11	Year ended 8/31/10	Six months ended 2/28/11	Year ended 8/31/10
Class A	$—	$169,646	$—	$752
Class I	—	2,136,833	—	992
Class W	—	13,118	—	4
Class R2	—	16,276	—	37
Class R3	—	11,561	—	9
Class R4	—	121,094	—	49
Total	$—	$2,468,528	$—	$1,843

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

The management fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

28

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.26%	2.01%	2.01%	1.01%	1.11%	2.01%	1.51%	1.26%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2011. For the six months ended February 28, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,267 for the six months ended February 28, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$736,568
Class B	0.75%	0.25%	1.00%	1.00%	336,924
Class C	0.75%	0.25%	1.00%	1.00%	312,787
Class W	0.10%	—	0.10%	0.10%	787
Class R1	0.75%	0.25%	1.00%	1.00%	13,756
Class R2	0.25%	0.25%	0.50%	0.50%	113,172
Class R3	—	0.25%	0.25%	0.25%	11,174
Total Distribution and Service Fees					$1,525,168

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2011 based on each class’ average daily net assets.

29

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2011, were as follows:

Amount
Class A	$161
Class B	35,898
Class C	1,508

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2011, the fee was $524,323, which equated to 0.0646% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $604,589.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2011, these costs for the fund amounted to $406,253 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.0136% of the fund’s average daily net assets.

30

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $306 and the Retirement Deferral plan resulted in an expense of $12,479. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $44,523 at February 28, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,074 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,506, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

31

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,748,348,890 and $1,772,995,164, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,457,298	$25,034,192	4,627,002	$70,791,441
Class B	137,507	2,173,631	388,378	5,542,370
Class C	103,982	1,657,316	325,686	4,628,068
Class I	1,980,823	35,626,069	7,230,928	113,874,938
Class W	3,400	56,599	261,429	3,891,115
Class R1	13,506	212,782	39,553	562,285
Class R2	740,181	12,412,946	1,586,548	23,733,262
Class R3	119,755	2,095,448	241,436	3,678,848
Class R4	224,038	3,863,937	502,373	7,763,576
	4,780,490	$83,132,920	15,203,333	$234,465,903
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	10,171	$155,622
Class I	—	—	118,243	1,875,331
Class W	—	—	851	13,122
Class R2	—	—	987	14,801
Class R3	—	—	758	11,570
Class R4	—	—	7,831	121,143
	—	$—	138,841	$2,191,589

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,066,979)	$(69,092,144)	(7,695,794)	$(117,321,097)
Class B	(952,835)	(15,079,790)	(3,056,519)	(43,784,158)
Class C	(448,986)	(7,148,610)	(1,111,566)	(15,859,905)
Class I	(2,773,325)	(50,126,419)	(16,555,243)	(261,021,691)
Class W	(23,009)	(390,166)	(533,589)	(8,013,037)
Class R1	(11,298)	(171,853)	(42,189)	(588,800)
Class R2	(182,483)	(3,076,786)	(402,486)	(6,046,531)
Class R3	(86,176)	(1,511,350)	(94,078)	(1,444,629)
Class R4	(146,714)	(2,554,827)	(1,206,677)	(18,402,882)
	(8,691,805)	$(149,151,945)	(30,698,141)	$(472,482,730)
Net change
Class A	(2,609,681)	$(44,057,952)	(3,058,621)	$(46,374,034)
Class B	(815,328)	(12,906,159)	(2,668,141)	(38,241,788)
Class C	(345,004)	(5,491,294)	(785,880)	(11,231,837)
Class I	(792,502)	(14,500,350)	(9,206,072)	(145,271,422)
Class W	(19,609)	(333,567)	(271,309)	(4,108,800)
Class R1	2,208	40,929	(2,636)	(26,515)
Class R2	557,698	9,336,160	1,185,049	17,701,532
Class R3	33,579	584,098	148,116	2,245,789
Class R4	77,324	1,309,110	(696,473)	(10,518,163)
	(3,911,315)	$(66,019,025)	(15,355,967)	$(235,825,238)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 17%, 12%, 9%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee,

33

Notes to Financial Statements (unaudited) – continued

based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2011, the fund’s commitment fee and interest expense were $8,097 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	91,454,314	382,417,296	(439,671,255)	34,200,355

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58,737	$34,200,355

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

35

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

36

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

37

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® New Discovery Fund

SEMIANNUAL REPORT

February 28, 2011

NDF-SEM

MFS® NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Brookdale Senior Living, Inc.	1.9%
Owens Corning	1.7%
Citi Trends, Inc.	1.7%
FleetCor Technologies, Inc.	1.6%
Petrohawk Energy Corp.	1.5%
Regal Beloit Corp.	1.5%
Dresser-Rand Group, Inc.	1.4%
NetLogic Microsystems, Inc.	1.4%
Rockwood Holdings, Inc.	1.4%
NVR, Inc.	1.4%

Equity sectors
Technology	32.7%
Health Care	10.6%
Financial Services	8.7%
Industrial Goods & Services	7.6%
Retailing	7.1%
Special Products & Services	6.3%
Energy	5.4%
Autos & Housing	5.4%
Transportation	4.7%
Leisure	4.6%
Basic Materials	4.2%
Consumer Staples	1.2%
Utilities & Communications	0.7%

Percentages are based on net assets as of 2/28/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Expenses Paid During Period (p) 9/01/10-2/28/11
A	Actual	1.29%	$1,000.00	$1,427.91	$7.77
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46
B	Actual	2.04%	$1,000.00	$1,422.68	$12.25
	Hypothetical (h)	2.04%	$1,000.00	$1,014.68	$10.19
C	Actual	2.04%	$1,000.00	$1,422.80	$12.25
	Hypothetical (h)	2.04%	$1,000.00	$1,014.68	$10.19
I	Actual	1.04%	$1,000.00	$1,430.28	$6.27
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
R1	Actual	2.04%	$1,000.00	$1,422.65	$12.25
	Hypothetical (h)	2.04%	$1,000.00	$1,014.68	$10.19
R2	Actual	1.54%	$1,000.00	$1,425.85	$9.26
	Hypothetical (h)	1.54%	$1,000.00	$1,017.16	$7.70
R3	Actual	1.29%	$1,000.00	$1,427.58	$7.76
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46
R4	Actual	1.04%	$1,000.00	$1,429.51	$6.26
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
529A	Actual	1.39%	$1,000.00	$1,427.72	$8.37
	Hypothetical (h)	1.39%	$1,000.00	$1,017.90	$6.95
529B	Actual	2.14%	$1,000.00	$1,421.63	$12.85
	Hypothetical (h)	2.14%	$1,000.00	$1,014.18	$10.69
529C	Actual	2.14%	$1,000.00	$1,422.24	$12.85
	Hypothetical (h)	2.14%	$1,000.00	$1,014.18	$10.69

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)

Airlines - 0.7%
Allegiant Travel Co.	242,080	$9,990,642

Apparel Manufacturers - 2.4%
Arezzo Industria e Comercio S.A. (a)	874,780	$11,251,528
Pandora A/S (a)	192,820	11,241,588
Phillips-Van Heusen Corp.	171,210	10,274,312

		$32,767,428
Biotechnology - 1.8%
Alimera Sciences, Inc. (a)	127,550	$1,017,849
Anacor Pharmaceuticals, Inc. (a)	711,740	5,644,098
Gen-Probe, Inc. (a)	200,400	12,601,152
Pacific Biosciences of California, Inc. (a)	290,790	4,577,035

		$23,840,134
Broadcasting - 1.1%
QuinStreet, Inc. (a)	668,062	$14,557,071

Brokerage & Asset Managers - 1.0%
Stifel Financial Corp. (a)	183,953	$13,196,788

Business Services - 5.8%
Calix, Inc. (a)	364,220	$6,479,474
Concur Technologies, Inc. (a)	264,070	13,739,562
Constant Contact, Inc. (a)	278,290	8,050,930
CoStar Group, Inc. (a)	118,450	6,712,562
Equinix, Inc. (a)	106,840	9,235,250
FleetCor Technologies, Inc. (a)	671,540	21,482,565
LPS Brasil - Consultoria de Imoveis S.A.	29,700	671,186
Ultimate Software Group, Inc. (a)	229,110	12,243,638

		$78,615,167
Computer Software - 7.8%
ANSYS, Inc. (a)	218,640	$12,313,805
Ariba, Inc. (a)	433,240	13,408,778
Autonomy Corp. PLC (a)	390,115	10,419,742
Check Point Software Technologies Ltd. (a)	200,340	9,984,946
CommVault Systems, Inc. (a)	322,880	11,794,806

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Nuance Communications, Inc. (a)	521,589	$9,732,851
Red Hat, Inc. (a)	232,700	9,605,856
SolarWinds, Inc. (a)	567,200	12,733,640
SuccessFactors, Inc. (a)	404,790	14,536,009

		$104,530,433
Computer Software - Systems - 8.4%
Aruba Networks, Inc. (a)	437,070	$13,308,782
DemandTec, Inc. (a)	492,150	6,402,872
IntraLinks Holdings, Inc. (a)	485,870	13,696,675
MICROS Systems, Inc. (a)	208,510	9,933,416
National Instruments Corp.	431,210	13,423,567
PROS Holdings, Inc. (a)	961,970	11,014,557
Qlik Technologies, Inc. (a)	560,730	14,668,697
SciQuest, Inc. (a)	771,560	11,002,446
Velti PLC (a)	445,690	6,034,643
Verifone Systems, Inc. (a)	309,420	14,060,045

		$113,545,700
Construction - 5.4%
Beacon Roofing Supply, Inc. (a)	766,110	$16,249,193
Eagle Materials, Inc.	439,580	14,207,226
NVR, Inc. (a)	25,590	18,625,937
Owens Corning (a)	659,220	23,553,931

		$72,636,287
Consumer Products - 0.2%
L’Occitane International S.A. (a)	1,308,250	$3,131,199

Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A.	299,800	$6,703,065

Electrical Equipment - 2.2%
Acuity Brands, Inc.	222,450	$12,572,874
Sensata Technologies Holding B.V. (a)	502,840	16,644,004

		$29,216,878
Electronics - 11.0%
Aeroflex Holding Corp. (a)	532,430	$10,462,250
Cavium Networks, Inc. (a)	30,550	1,319,149
Cymer, Inc. (a)	203,780	10,311,268
DynaVox, Inc., “A” (a)	907,600	5,300,384
Entegris, Inc. (a)	747,150	6,515,148

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Fabrinet (a)	538,170	$15,730,709
Hittite Microwave Corp. (a)	223,970	13,747,279
IPG Photonics Corp. (a)	270,380	15,390,030
Monolithic Power Systems, Inc. (a)	423,370	6,541,067
NetLogic Microsystems, Inc. (a)	466,380	19,303,468
Stratasys, Inc. (a)	210,820	9,567,012
Teradyne, Inc. (a)	561,770	10,465,775
Varian Semiconductor Equipment Associates, Inc. (a)	290,630	13,865,957
Veeco Instruments, Inc. (a)	206,770	9,838,117

		$148,357,613
Energy - Independent - 4.0%
Cabot Oil & Gas Corp.	217,310	$9,922,375
Energy XXI (Bermuda) Ltd. (a)	317,830	10,958,778
Forest Oil Corp. (a)	342,220	12,145,388
Petrohawk Energy Corp. (a)	933,870	20,171,592

		$53,198,133
Food & Beverages - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	327,580	$13,358,712

Forest & Paper Products - 1.2%
Universal Forest Products, Inc.	482,580	$16,455,978

Gaming & Lodging - 0.9%
Morgans Hotel Group Co. (a)	1,400,392	$12,449,485

General Merchandise - 0.3%
Lojas Renner S.A.	121,700	$3,730,436

Insurance - 1.0%
Brazil Insurance Participacoes e Administracao S.A. (a)	11,700	$13,360,981

Internet - 2.1%
Demand Media, Inc. (a)	148,500	$3,341,250
OpenTable, Inc. (a)	44,300	3,936,941
Shutterfly, Inc. (a)	286,970	12,253,619
TechTarget, Inc. (a)	1,044,190	9,074,011

		$28,605,821
Leisure & Toys - 0.2%
Whistler Blackcomb Holdings, Inc. (z)	199,500	$2,548,294

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 5.4%
Douglas Dynamics, Inc.	209,600	$3,353,600
Finning International, Inc.	422,770	12,031,898
Flowserve Corp.	98,950	12,365,782
Herman Miller, Inc.	364,490	9,819,361
Polypore International, Inc. (a)	257,857	15,069,163
Regal Beloit Corp.	268,710	19,602,395

		$72,242,199
Medical & Health Technology & Services - 7.2%
Allscripts Healthcare Solutions, Inc. (a)	454,510	$9,703,789
Amedisys, Inc. (a)	307,370	11,040,730
Brookdale Senior Living, Inc. (a)	938,490	25,235,996
Cerner Corp. (a)	94,020	9,444,309
DaVita, Inc. (a)	170,240	13,511,949
Gentiva Health Services, Inc. (a)	465,910	13,152,639
Healthcare Services Group, Inc.	276,450	4,912,517
IDEXX Laboratories, Inc. (a)	128,090	9,952,593

		$96,954,522
Medical Equipment - 1.6%
DexCom, Inc. (a)	135,824	$1,987,105
Heartware International, Inc. (a)	37,110	3,120,209
Masimo Corp.	309,960	9,342,194
NxStage Medical, Inc. (a)	147,261	3,037,994
Uroplasty, Inc. (a)	110,683	561,163
Zoll Medical Corp. (a)	87,940	4,069,863

		$22,118,528
Metals & Mining - 0.5%
Globe Specialty Metals, Inc.	314,210	$7,317,951

Network & Telecom - 3.4%
Acme Packet, Inc. (a)	37,440	$2,816,986
Ciena Corp. (a)	418,600	11,540,802
F5 Networks, Inc. (a)	57,890	6,831,599
Fortinet, Inc. (a)	262,770	10,731,527
Polycom, Inc. (a)	142,410	6,807,198
Riverbed Technology, Inc. (a)	169,220	6,987,094

		$45,715,206
Oil Services - 1.4%
Dresser-Rand Group, Inc. (a)	395,635	$19,496,893

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 5.0%
BankUnited, Inc. (a)	363,730	$10,311,746
Cathay General Bancorp, Inc.	439,940	7,795,737
First Interstate BancSystem, Inc.	680,284	9,717,857
Metro Bancorp, Inc. (a)	664,070	8,141,498
PacWest Bancorp	506,400	10,487,544
TCF Financial Corp.	687,870	11,164,121
Zions Bancorporation	385,530	9,005,981

		$66,624,484
Precious Metals & Minerals - 1.1%
Stillwater Mining Co. (a)	599,980	$14,321,523

Railroad & Shipping - 0.9%
Kansas City Southern Co. (a)	220,810	$11,888,410

Real Estate - 1.7%
Chesapeake Lodging Trust, REIT	234,390	$4,359,654
Jones Lang LaSalle, Inc.	136,230	13,407,757
Pebblebrook Hotel Trust, REIT	242,940	5,330,104

		$23,097,515
Restaurants - 2.4%
P.F. Chang’s China Bistro, Inc.	390,860	$18,151,538
Peet’s Coffee & Tea, Inc. (a)	80,720	3,451,587
Red Robin Gourmet Burgers, Inc. (a)	425,650	10,156,009

		$31,759,134
Specialty Chemicals - 1.4%
Rockwood Holdings, Inc. (a)	403,280	$18,772,684

Specialty Stores - 4.4%
Blue Nile, Inc. (a)(l)	192,042	$10,980,962
Citi Trends, Inc. (a)(h)	1,025,120	22,542,389
Monro Muffler Brake, Inc.	278,200	9,091,576
Urban Outfitters, Inc. (a)	434,830	16,688,775

		$59,303,702
Telecommunications - Wireless - 0.7%
SBA Communications Corp. (a)	219,570	$9,241,701

Trucking - 3.1%
Atlas Air Worldwide Holdings, Inc. (a)	222,590	$15,198,445
Landstar System, Inc.	229,450	10,203,642

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - continued
Swift Transportation Co. (a)	1,151,400	$16,603,188

		$42,005,275
Total Common Stocks (Identified Cost, $1,115,596,988)		$1,335,655,972

	Strike Price	First Exercise

Warrants - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $155,725) (a)(z)	$6.57	5/08/07	110,880	$0

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value			10,186,345	$10,186,345

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value			3,642,797	$3,642,797
Total Investments (Identified Cost, $1,129,581,855)				$1,349,485,114

Other Assets, Less Liabilities - (0.3)%				(3,489,379)
Net Assets - 100.0%				$1,345,995,735

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$155,725	$0
Whistler Blackcomb Holdings, Inc.	11/02/10	2,371,354	2,548,294
Total Restricted Securities			$2,548,294
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,092,723,341)	$1,316,756,380
Underlying affiliated funds, at cost and value	10,186,345
Other affiliated issuers, at value (identified cost, $26,672,169)	22,542,389
Total investments, at value, including $3,628,085 of securities on loan (identified cost, $1,129,581,855)	$1,349,485,114
Receivables for
Investments sold	31,888,688
Fund shares sold	8,328,810
Interest and dividends	196,526
Other assets	8,808
Total assets	$1,389,907,946
Liabilities
Payable to custodian	$2,727,811
Payables for
Investments purchased	35,220,640
Fund shares reacquired	1,820,606
Collateral for securities loaned, at value	3,642,797
Payable to affiliates
Investment adviser	117,572
Shareholder servicing costs	284,768
Distribution and service fees	33,520
Program manager fees	42
Payable for independent Trustees’ compensation	9,514
Accrued expenses and other liabilities	54,941
Total liabilities	$43,912,211
Net assets	$1,345,995,735
Net assets consist of
Paid-in capital	$1,034,776,006
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	219,890,685
Accumulated net realized gain (loss) on investments and foreign currency transactions	96,304,239
Accumulated net investment loss	(4,975,195)
Net assets	$1,345,995,735
Shares of beneficial interest outstanding	52,168,977

11

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$671,372,436	26,206,269	$25.62
Class B	38,971,993	1,654,391	23.56
Class C	80,594,669	3,416,976	23.59
Class I	427,595,284	15,909,518	26.88
Class R1	7,634,535	325,409	23.46
Class R2	23,793,827	950,208	25.04
Class R3	16,427,513	641,624	25.60
Class R4	75,698,729	2,905,781	26.05
Class 529A	2,893,813	115,025	25.16
Class 529B	298,429	12,901	23.13
Class 529C	714,507	30,875	23.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $27.18 [100 / 94.25 x $25.62] and $26.69 [100 / 94.25 x $25.16], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$1,494,382
Income on securities loaned	113,769
Dividends from underlying affiliated funds	8,864
Foreign taxes withheld	(9,514)
Total investment income	$1,607,501
Expenses
Management fee	$4,663,208
Distribution and service fees	1,174,300
Program manager fees	1,590
Shareholder servicing costs	898,332
Administrative services fee	72,503
Independent Trustees’ compensation	11,404
Custodian fee	130,027
Shareholder communications	28,218
Auditing fees	25,207
Legal fees	6,879
Miscellaneous	81,709
Total expenses	$7,093,377
Fees paid indirectly	(42)
Reduction of expenses by investment adviser	(518,240)
Net expenses	$6,575,095
Net investment loss	$(4,967,594)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (including $247,874 loss from transactions in securities of affiliated issuers and $331,168 country tax)	$177,022,535
Foreign currency transactions	(627,098)
Net realized gain (loss) on investments and foreign currency transactions	$176,395,437
Change in unrealized appreciation (depreciation)
Investments (net of $114,829 decrease in deferred country tax)	$176,339,204
Translation of assets and liabilities in foreign currencies	(14,467)
Net unrealized gain (loss) on investments and foreign currency translation	$176,324,737
Net realized and unrealized gain (loss) on investments and foreign currency	$352,720,174
Change in net assets from operations	$347,752,580

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/11 (unaudited)	Year ended 8/31/10
From operations
Net investment loss	$(4,967,594)	$(6,281,951)
Net realized gain (loss) on investments and foreign currency transactions	176,395,437	170,529,066
Net unrealized gain (loss) on investments and foreign currency translation	176,324,737	(64,141,052)
Change in net assets from operations	$347,752,580	$100,106,063
Distributions declared to shareholders
From net realized gain on investments	$(61,172,097)	$—
Change in net assets from fund share transactions	$316,150,638	$39,070,198
Total change in net assets	$602,731,121	$139,176,261
Net assets
At beginning of period	743,264,614	604,088,353
At end of period (including accumulated net investment loss of $4,975,195 and $7,601, respectively)	$1,345,995,735	$743,264,614

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class A			2010	2009		2008	2007	2006

Net asset value, beginning of period	$19.03		$16.22	$17.96		$20.48	$16.96	$16.85
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.17)	$(0.13)		$(0.16)	$(0.16)	$(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	8.11		2.98	(1.61	)(g)	(1.70)	3.68	0.31
Total from investment operations	$8.00		$2.81	$(1.74)		$(1.86)	$3.52	$0.11
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$25.62		$19.03	$16.22		$17.96	$20.48	$16.96
Total return (%) (r)(s)(t)	42.79	(n)	17.32	(9.69)		(9.31)	20.75	0.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.51	1.70		1.61	1.57	1.57
Expenses after expense reductions (f)	1.29	(a)	1.41	1.60		1.51	1.47	1.47
Net investment loss	(0.98	)(a)	(0.92)	(1.05)		(0.86)	(1.04)	(1.12)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$671,372		$338,380	$248,658		$282,079	$395,993	$409,471

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class B			2010	2009		2008	2007	2006

Net asset value, beginning of period	$17.65		$15.16	$16.90		$19.44	$16.20	$16.20
Income (loss) from investment operations
Net investment loss (d)	$(0.18)		$(0.29)	$(0.21)		$(0.27)	$(0.25)	$(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency	7.50		2.78	(1.53	)(g)	(1.61)	3.49	0.30
Total from investment operations	$7.32		$2.49	$(1.74)		$(1.88)	$3.24	$0.00
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$23.56		$17.65	$15.16		$16.90	$19.44	$16.20
Total return (%) (r)(s)(t)	42.27	(n)	16.42	(10.30)		(9.92)	20.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.26	2.41		2.27	2.22	2.22
Expenses after expense reductions (f)	2.04	(a)	2.16	2.30		2.17	2.12	2.12
Net investment loss	(1.73	)(a)	(1.67)	(1.76)		(1.53)	(1.69)	(1.77)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$38,972		$26,777	$27,582		$38,724	$91,922	$132,519

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class C			2010	2009		2008	2007	2006

Net asset value, beginning of period	$17.67		$15.18	$16.93		$19.46	$16.22	$16.22
Income (loss) from investment operations
Net investment loss (d)	$(0.19)		$(0.30)	$(0.21)		$(0.27)	$(0.25)	$(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency	7.52		2.79	(1.54	)(g)	(1.60)	3.49	0.30
Total from investment operations	$7.33		$2.49	$(1.75)		$(1.87)	$3.24	$0.00
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$23.59		$17.67	$15.18		$16.93	$19.46	$16.22
Total return (%) (r)(s)(t)	42.28	(n)	16.40	(10.34)		(9.86)	19.98	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.26	2.40		2.26	2.22	2.22
Expenses after expense reductions (f)	2.04	(a)	2.16	2.30		2.16	2.12	2.12
Net investment loss	(1.74	)(a)	(1.67)	(1.75)		(1.51)	(1.69)	(1.77)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$80,595		$37,144	$25,431		$29,661	$42,296	$47,293

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class I			2010	2009		2008	2007	2006

Net asset value, beginning of period	$19.88		$16.91	$18.67		$21.19	$17.48	$17.31
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.13)	$(0.10)		$(0.10)	$(0.11)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	8.50		3.10	(1.66	)(g)	(1.76)	3.82	0.31
Total from investment operations	$8.41		$2.97	$(1.76)		$(1.86)	$3.71	$0.17
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$26.88		$19.88	$16.91		$18.67	$21.19	$17.48
Total return (%) (r)(s)	43.03	(n)	17.56	(9.43)		(8.99)	21.22	0.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.26	1.35		1.26	1.22	1.22
Expenses after expense reductions (f)	1.04	(a)	1.16	1.25		1.16	1.12	1.12
Net investment loss	(0.73	)(a)	(0.67)	(0.71)		(0.51)	(0.69)	(0.77)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$427,595		$263,575	$238,410		$90,045	$100,245	$119,053

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R1			2010	2009		2008	2007	2006

Net asset value, beginning of period	$17.58		$15.10	$16.84		$19.37	$16.16	$16.18
Income (loss) from investment operations
Net investment loss (d)	$(0.18)		$(0.29)	$(0.21)		$(0.27)	$(0.26)	$(0.31)
Net realized and unrealized gain (loss) on investments and foreign currency	7.47		2.77	(1.53	)(g)	(1.60)	3.47	0.29
Total from investment operations	$7.29		$2.48	$(1.74)		$(1.87)	$3.21	$(0.02)
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$23.46		$17.58	$15.10		$16.84	$19.37	$16.16
Total return (%) (r)(s)	42.27	(n)	16.42	(10.33)		(9.91)	19.86	(0.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.26	2.40		2.30	2.37	2.43
Expenses after expense reductions (f)	2.04	(a)	2.16	2.30		2.20	2.22	2.22
Net investment loss	(1.73	)(a)	(1.67)	(1.76)		(1.54)	(1.79)	(1.86)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$7,635		$5,253	$4,217		$4,565	$2,609	$857

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R2			2010	2009		2008	2007	2006

Net asset value, beginning of period	$18.65		$15.94	$17.68		$20.21	$16.78	$16.72
Income (loss) from investment operations
Net investment loss (d)	$(0.14)		$(0.22)	$(0.16)		$(0.19)	$(0.20)	$(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency	7.94		2.93	(1.58	)(g)	(1.68)	3.63	0.30
Total from investment operations	$7.80		$2.71	$(1.74)		$(1.87)	$3.43	$0.06
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$25.04		$18.65	$15.94		$17.68	$20.21	$16.78
Total return (%) (r)(s)	42.58	(n)	17.00	(9.84)		(9.48)	20.44	0.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.76	1.90		1.80	1.92	1.96
Expenses after expense reductions (f)	1.54	(a)	1.66	1.80		1.70	1.77	1.77
Net investment loss	(1.23	)(a)	(1.17)	(1.26)		(1.03)	(1.34)	(1.41)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$23,794		$13,125	$11,312		$13,675	$8,711	$4,417

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R3			2010	2009		2008	2007	2006

Net asset value, beginning of period	$19.02		$16.22	$17.94		$20.45	$16.94	$16.84
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.18)	$(0.13)		$(0.15)	$(0.17)	$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	8.11		2.98	(1.59	)(g)	(1.70)	3.68	0.31
Total from investment operations	$7.99		$2.80	$(1.72)		$(1.85)	$3.51	$0.10
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$25.60		$19.02	$16.22		$17.94	$20.45	$16.94
Total return (%) (r)(s)	42.76	(n)	17.26	(9.59)		(9.27)	20.72	0.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.51	1.65		1.57	1.62	1.62
Expenses after expense reductions (f)	1.29	(a)	1.41	1.55		1.47	1.52	1.52
Net investment loss	(0.99	)(a)	(0.93)	(1.00)		(0.82)	(1.09)	(1.15)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$16,428		$6,456	$3,492		$4,204	$4,654	$2,404

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R4			2010	2009		2008	2007	2006

Net asset value, beginning of period	$19.31		$16.42	$18.13		$20.60	$17.01	$16.86
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.13)	$(0.10)		$(0.10)	$(0.12)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	8.24		3.02	(1.61	)(g)	(1.71)	3.71	0.30
Total from investment operations	$8.15		$2.89	$(1.71)		$(1.81)	$3.59	$0.15
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$26.05		$19.31	$16.42		$18.13	$20.60	$17.01
Total return (%) (r)(s)	42.95	(n)	17.60	(9.43)		(9.00)	21.11	0.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.26	1.40		1.30	1.32	1.32
Expenses after expense reductions (f)	1.04	(a)	1.16	1.30		1.20	1.22	1.22
Net investment loss	(0.73	)(a)	(0.67)	(0.76)		(0.55)	(0.79)	(0.84)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$75,699		$50,147	$42,974		$55,828	$67,212	$59,999

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529A			2010	2009		2008	2007	2006

Net asset value, beginning of period	$18.71		$15.97	$17.70		$20.23	$16.79	$16.73
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.19)	$(0.14)		$(0.19)	$(0.21)	$(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency	7.98		2.93	(1.59	)(g)	(1.68)	3.65	0.30
Total from investment operations	$7.86		$2.74	$(1.73)		$(1.87)	$3.44	$0.06
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$25.16		$18.71	$15.97		$17.70	$20.23	$16.79
Total return (%) (r)(s)(t)	42.77	(n)	17.16	(9.77)		(9.48)	20.49	0.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.61	1.80		1.80	1.82	1.83
Expenses after expense reductions (f)	1.39	(a)	1.51	1.70		1.70	1.72	1.72
Net investment loss	(1.08	)(a)	(1.02)	(1.15)		(1.04)	(1.29)	(1.37)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$2,894		$1,735	$1,444		$1,568	$1,715	$1,630

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529B			2010	2009		2008	2007	2006

Net asset value, beginning of period	$17.36		$14.92	$16.65		$19.20	$16.03	$16.07
Income (loss) from investment operations
Net investment loss (d)	$(0.19)		$(0.31)	$(0.22)		$(0.29)	$(0.28)	$(0.33)
Net realized and unrealized gain (loss) on investments and foreign currency	7.37		2.75	(1.51	)(g)	(1.60)	3.45	0.29
Total from investment operations	$7.18		$2.44	$(1.73)		$(1.89)	$3.17	$(0.04)
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$23.13		$17.36	$14.92		$16.65	$19.20	$16.03
Total return (%) (r)(s)(t)	42.16	(n)	16.35	(10.39)		(10.10)	19.78	(0.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	2.36	2.50		2.45	2.47	2.47
Expenses after expense reductions (f)	2.14	(a)	2.26	2.40		2.35	2.37	2.37
Net investment loss	(1.83	)(a)	(1.77)	(1.85)		(1.70)	(1.94)	(2.02)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$298		$204	$175		$212	$239	$211
See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529C			2010	2009		2008	2007	2006

Net asset value, beginning of period	$17.36		$14.93	$16.66		$19.21	$16.04	$16.08
Income (loss) from investment operations
Net investment loss (d)	$(0.19)		$(0.31)	$(0.22)		$(0.29)	$(0.28)	$(0.34)
Net realized and unrealized gain (loss) on investments and foreign currency	7.38		2.74	(1.51	)(g)	(1.60)	3.45	0.30
Total from investment operations	$7.19		$2.43	$(1.73)		$(1.89)	$3.17	$(0.04)
Less distributions declared to shareholders
From net realized gain on investments	$(1.41)		$—	$—		$(0.66)	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—		$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$23.14		$17.36	$14.93		$16.66	$19.21	$16.04
Total return (%) (r)(s)(t)	42.22	(n)	16.28	(10.38)		(10.10)	19.76	(0.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	2.36	2.48		2.45	2.47	2.48
Expenses after expense reductions (f)	2.14	(a)	2.26	2.38		2.34	2.37	2.37
Net investment loss	(1.83	)(a)	(1.78)	(1.83)		(1.70)	(1.94)	(2.02)
Portfolio turnover	111		167	150		95	94	99
Net assets at end of period (000 omitted)	$715		$469	$393		$299	$323	$332

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party

26

Notes to Financial Statements (unaudited) – continued

pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,241,426,258	$ 0	$—	$1,241,426,258
Brazil	35,717,197	—	—	35,717,197
Canada	12,031,898	2,548,294	—	14,580,192
Denmark	11,241,587	—	—	11,241,587
United Kingdom	10,419,742	—	—	10,419,742
Israel	9,984,946	—	—	9,984,946
Ireland	6,034,643	—	—	6,034,643
Luxembourg	3,131,198	—	—	3,131,198
Australia	3,120,209	—	—	3,120,209
Mutual Funds	13,829,142	—	—	13,829,142
Total Investments	$1,346,936,820	$2,548,294	$—	$1,349,485,114

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

28

Notes to Financial Statements (unaudited) – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

29

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11
Cost of investments	$1,139,236,445
Gross appreciation	223,438,935
Gross depreciation	(13,190,266)
Net unrealized appreciation (depreciation)	$210,248,669

As of 8/31/10
Capital loss carryforwards	(9,264,513)
Other temporary differences	(120,537)
Net unrealized appreciation (depreciation)	34,024,296

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

30

Notes to Financial Statements (unaudited) – continued

As of August 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/17	$(9,264,513)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/11	Year ended 8/31/10
Class A	$30,273,927	$—
Class B	2,134,476	—
Class C	3,407,719	—
Class I	19,253,038	—
Class R1	438,284	—
Class R2	1,127,711	—
Class R3	626,131	—
Class R4	3,719,166	—
Class 529A	133,977	—
Class 529B	17,347	—
Class 529C	40,321	—
Total	$61,172,097	$—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets for the first $1.5 billion and 0.75% of average daily net assets in excess of $1.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2011. This management fee reduction amounted to $516,652, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.80% of the fund’s average daily net assets.

31

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $110,326 and $870 for the six months ended February 28, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$632,919
Class B	0.75%	0.25%	1.00%	1.00%	166,412
Class C	0.75%	0.25%	1.00%	1.00%	274,423
Class R1	0.75%	0.25%	1.00%	1.00%	33,452
Class R2	0.25%	0.25%	0.50%	0.50%	46,641
Class R3	—	0.25%	0.25%	0.25%	13,228
Class 529A	—	0.25%	0.25%	0.25%	2,895
Class 529B	0.75%	0.25%	1.00%	1.00%	1,302
Class 529C	0.75%	0.25%	1.00%	1.00%	3,028
Total Distribution and Service Fees					$1,174,300

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2011, were as follows:

32

Notes to Financial Statements (unaudited) – continued

Amount
Class A	$ —
Class B	22,370
Class C	3,722
Class 529B	23
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2011, were as follows:

Amount
Class 529A	$1,158
Class 529B	130
Class 529C	302
Total Program Manager Fees	$1,590

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2011, the fee was $259,076, which equated to 0.0500% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $366,820.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2011, these costs for the fund amounted to $272,436 and are reflected in the shareholder servicing costs on the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $565 and is included in independent Trustees’ compensation for the six months ended February 28, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $7,091 at February 28, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,276 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,588, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

34

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,377,416,562 and $1,137,342,764, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,362,325	$218,302,798	6,940,347	$132,282,923
Class B	349,328	7,665,930	328,287	5,799,780
Class C	1,398,987	30,906,681	818,383	14,512,850
Class I	3,553,268	89,166,332	2,555,492	51,085,202
Class R1	44,538	946,825	109,310	1,903,834
Class R2	327,352	7,472,863	294,745	5,506,373
Class R3	329,839	7,880,854	211,686	4,125,397
Class R4	592,106	14,236,726	955,120	18,274,108
Class 529A	19,300	446,963	14,070	267,454
Class 529B	870	17,696	1,984	34,429
Class 529C	2,889	61,095	5,023	88,281
	15,980,802	$377,104,763	12,234,447	$233,880,631
Shares issued to shareholders in reinvestment of distributions
Class A	1,157,796	$26,918,745	—	$ —
Class B	90,410	1,936,582	—	—
Class C	127,853	2,741,164	—	—
Class I	743,509	18,126,743	—	—
Class R1	20,548	438,284	—	—
Class R2	45,823	1,042,025	—	—
Class R3	26,942	626,131	—	—
Class R4	157,392	3,719,166	—	—
Class 529A	5,866	133,977	—	—
Class 529B	824	17,347	—	—
Class 529C	1,915	40,321	—	—
	2,378,878	$55,740,485	—	$ —

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,097,031)	$(49,196,577)	(4,482,976)	$(84,902,478)
Class B	(302,678)	(6,550,928)	(630,232)	(11,168,524)
Class C	(212,075)	(4,572,484)	(391,561)	(6,850,047)
Class I	(1,642,404)	(40,700,634)	(3,396,804)	(64,037,306)
Class R1	(38,451)	(831,113)	(89,768)	(1,577,355)
Class R2	(126,916)	(2,922,483)	(300,556)	(5,570,564)
Class R3	(54,632)	(1,310,158)	(87,539)	(1,676,613)
Class R4	(441,055)	(10,512,873)	(974,707)	(18,701,481)
Class 529A	(2,857)	(65,506)	(11,766)	(216,917)
Class 529B	(541)	(11,397)	(1,967)	(33,557)
Class 529C	(961)	(20,457)	(4,309)	(75,591)
	(4,919,601)	$(116,694,610)	(10,372,185)	$(194,810,433)
Net change
Class A	8,423,090	$196,024,966	2,457,371	$47,380,445
Class B	137,060	3,051,584	(301,945)	(5,368,744)
Class C	1,314,765	29,075,361	426,822	7,662,803
Class I	2,654,373	66,592,441	(841,312)	(12,952,104)
Class R1	26,635	553,996	19,542	326,479
Class R2	246,259	5,592,405	(5,811)	(64,191)
Class R3	302,149	7,196,827	124,147	2,448,784
Class R4	308,443	7,443,019	(19,587)	(427,373)
Class 529A	22,309	515,434	2,304	50,537
Class 529B	1,153	23,646	17	872
Class 529C	3,843	80,959	714	12,690
	13,440,079	$316,150,638	1,862,262	$39,070,198

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 8%, 6%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

36

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2011, the fund’s commitment fee and interest expense were $4,099 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,521,520	297,420,581	(297,755,756)	10,186,345

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$ —	$ —	$8,864	$10,186,345

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	461,190	589,160	(25,230)	1,025,120

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(247,874)	$ —	$ —	$22,542,389

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

38

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

39

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

40

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Research International Fund

SEMIANNUAL REPORT

February 28, 2011

RIF-SEM

MFS® RESEARCH INTERNATIONAL FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	2.8%
HSBC Holdings PLC	2.7%
Royal Dutch Shell PLC, “A”	2.7%
BNP Paribas	2.2%
BHP Billiton PLC	2.1%
Siemens AG	2.1%
Roche Holding AG	1.9%
Vodafone Group PLC	1.9%
Akzo Nobel N.V.	1.8%
BP PLC	1.7%

Global equity sectors
Capital Goods	25.4%
Financial Services	23.8%
Energy	13.1%
Health Care	7.9%
Technology	7.9%
Consumer Staples	7.3%
Consumer Cyclicals	7.2%
Telecommunications/Cable Television	5.9%

Issuer country weightings
Japan	19.0%
United Kingdom	17.2%
France	9.6%
Switzerland	9.5%
Germany	9.0%
Netherlands	6.0%
Australia	3.7%
China	3.1%
Hong Kong	2.7%
Other Countries	20.2%

Percentages are based on net assets as of 2/28/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Expenses Paid During Period (p) 9/01/10-2/28/11
A	Actual	1.19%	$1,000.00	$1,249.25	$6.64
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
B	Actual	1.94%	$1,000.00	$1,243.90	$10.79
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
C	Actual	1.94%	$1,000.00	$1,243.95	$10.79
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
I	Actual	0.94%	$1,000.00	$1,250.01	$5.24
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
W	Actual	1.04%	$1,000.00	$1,249.75	$5.80
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
R1	Actual	1.94%	$1,000.00	$1,244.31	$10.80
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
R2	Actual	1.44%	$1,000.00	$1,247.35	$8.02
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
R3	Actual	1.19%	$1,000.00	$1,249.19	$6.64
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
R4	Actual	0.94%	$1,000.00	$1,250.60	$5.25
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
529A	Actual	1.29%	$1,000.00	$1,247.88	$7.19
	Hypothetical (h)	1.29%	$1,000.00	$1,018.40	$6.46
529B	Actual	2.04%	$1,000.00	$1,243.13	$11.35
	Hypothetical (h)	2.04%	$1,000.00	$1,014.68	$10.19
529C	Actual	2.04%	$1,000.00	$1,243.01	$11.35
	Hypothetical (h)	2.04%	$1,000.00	$1,014.68	$10.19

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/28/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.1%
Heineken N.V.	1,138,560	$58,698,378

Apparel Manufacturers - 2.1%
Li & Fung Ltd.	4,120,000	$25,151,805
LVMH Moet Hennessy Louis Vuitton S.A.	557,300	87,863,513

		$113,015,318
Automotive - 3.3%
Bayerische Motoren Werke AG	826,704	$67,056,817
DENSO Corp.	1,384,600	51,891,577
Honda Motor Co. Ltd.	1,278,800	55,757,191

		$174,705,585
Broadcasting - 1.2%
Nippon Television Network Corp.	61,560	$10,175,899
Publicis Groupe S.A.	978,194	55,796,409

		$65,972,308
Brokerage & Asset Managers - 2.0%
Nomura Holdings, Inc.	4,457,900	$28,374,088
Aberdeen Asset Management PLC	7,264,219	24,775,427
Deutsche Boerse AG	401,131	30,799,003
BM&F Bovespa S.A.	3,286,800	22,342,654

		$106,291,172
Business Services - 2.2%
Cognizant Technology Solutions Corp., “A” (a)	392,230	$30,150,720
Compass Group PLC	1,165,250	10,484,880
Mitsubishi Corp.	1,898,500	52,693,041
Nomura Research, Inc.	1,171,300	27,486,768

		$120,815,409
Chemicals - 0.9%
Monsanto Co.	244,330	$17,564,884
Nufarm Ltd. (a)	5,443,118	29,264,411

		$46,829,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.5%
Dassault Systems S.A.	341,526	$26,151,813

Computer Software - Systems - 2.9%
Acer, Inc.	23,219,413	$56,334,410
Konica Minolta Holdings, Inc.	7,792,000	71,763,291
Ricoh Co. Ltd.	2,133,000	28,227,925

		$156,325,626
Conglomerates - 0.7%
Hutchison Whampoa Ltd.	3,277,000	$38,797,336

Construction - 0.6%
Geberit AG	116,578	$25,157,560
Urbi Desarrollos Urbanos S.A. de C.V. (a)	4,327,620	9,472,312

		$34,629,872
Consumer Products - 1.2%
Kimberly-Clark de Mexico S.A. de C.V., “A”	1,980,560	$11,529,060
Reckitt Benckiser Group PLC	1,022,697	52,702,714

		$64,231,774
Electrical Equipment - 3.8%
Legrand S.A.	314,024	$13,171,290
Schneider Electric S.A.	461,088	76,289,772
Siemens AG	831,097	111,923,259

		$201,384,321
Electronics - 1.3%
Samsung Electronics Co. Ltd.	46,948	$38,586,933
Taiwan Semiconductor Manufacturing Co. Ltd.	13,827,326	33,056,636

		$71,643,569
Energy - Independent - 1.6%
Bankers Petroleum Ltd. (a)	2,364,522	$22,950,381
INPEX Corp.	9,170	64,482,613

		$87,432,994
Energy - Integrated - 6.5%
BG Group PLC	2,907,615	$70,735,978
BP PLC	11,391,900	91,614,626
China Petroleum & Chemical Corp.	23,770,000	24,343,679
Petroleo Brasileiro S.A., ADR	436,930	17,402,922
Royal Dutch Shell PLC, “A”	4,009,950	144,162,611

		$348,259,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 2.0%
JGC Corp.	2,175,000	$49,336,116
Keppel Corp. Ltd.	4,163,000	37,042,202
Outotec Oyj	389,870	21,896,643

		$108,274,961
Food & Beverages - 4.2%
Groupe Danone	1,190,570	$74,638,170
Nestle S.A.	2,657,411	150,446,474

		$225,084,644
Food & Drug Stores - 1.9%
Lawson, Inc.	1,163,100	$57,300,529
Tesco PLC	6,809,439	44,743,956

		$102,044,485
Gaming & Lodging - 0.5%
Sands China Ltd. (a)	10,292,800	$24,537,655

Insurance - 4.3%
Amlin PLC	1,429,047	$9,002,123
China Pacific Insurance Co. Ltd.	7,490,800	30,372,059
Hiscox Ltd.	3,319,731	20,669,426
ING Groep N.V. (a)	6,913,526	86,692,882
SNS REAAL Groep N.V. (a)	4,013,029	20,816,511
Swiss Reinsurance Co.	1,055,349	64,631,749

		$232,184,750
Machinery & Tools - 2.9%
Beml Ltd.	555,458	$7,613,695
Glory Ltd.	1,558,500	37,924,136
KONE Oyj “B”	133,209	7,270,150
MAN SE	648,743	82,370,372
Schindler Holding AG	63,526	7,158,726
Sinotruk Hong Kong Ltd.	16,693,000	16,024,350

		$158,361,429
Major Banks - 12.8%
Bank of China Ltd.	46,987,000	$24,873,481
Barclays PLC	11,728,893	60,985,995
BNP Paribas	1,482,187	115,725,551
Credit Suisse Group AG	1,405,914	65,037,330
Erste Group Bank AG	852,404	44,992,511
HSBC Holdings PLC	13,172,159	145,182,208

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Julius Baer Group Ltd.	724,233	$32,466,155
KBC Group N.V. (a)	549,996	22,996,698
Mitsubishi UFJ Financial Group, Inc.	5,192,800	28,865,540
Sumitomo Mitsui Financial Group, Inc.	1,803,000	68,245,309
Westpac Banking Corp.	3,136,780	75,536,537

		$684,907,315
Medical & Health Technology & Services - 1.9%
Diagnosticos da America S.A.	1,799,800	$21,742,986
Miraca Holdings, Inc.	1,074,700	41,578,669
Rhoen-Klinikum AG	1,849,564	40,709,275

		$104,030,930
Medical Equipment - 1.1%
Sonova Holding AG	184,555	$24,551,715
Synthes, Inc.	262,565	36,031,684

		$60,583,399
Metals & Mining - 4.4%
BHP Billiton PLC	2,848,625	$112,692,073
Iluka Resources Ltd. (a)	5,344,873	58,192,689
Teck Resources Ltd., “B”	1,197,649	66,258,694

		$237,143,456
Natural Gas - Distribution - 1.0%
Tokyo Gas Co. Ltd.	12,062,000	$53,876,825

Network & Telecom - 1.0%
Ericsson, Inc., “B”	4,165,866	$53,605,861

Oil Services - 0.6%
Schlumberger Ltd.	363,960	$34,001,143

Other Banks & Diversified Financials - 4.4%
Aeon Credit Service Co. Ltd.	2,429,400	$37,090,015
Banco Santander Brasil S.A., ADR	3,349,180	40,793,012
China Construction Bank	35,925,450	31,514,600
HDFC Bank Ltd., ADR	151,953	22,353,806
ICICI Bank Ltd.	1,217,995	26,304,084
Komercni Banka A.S. (a)	100,663	24,254,494
Sberbank of Russia	10,034,640	35,522,626
United Overseas Bank Ltd.	1,392,000	19,802,403

		$237,635,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 4.9%
Bayer AG	669,810	$51,927,412
Roche Holding AG	678,640	102,332,864
Sanofi-Aventis	970,655	66,972,763
Santen, Inc.	1,068,400	41,777,274

		$263,010,313
Precious Metals & Minerals - 0.7%
Newcrest Mining Ltd.	934,028	$36,218,495

Railroad & Shipping - 1.0%
East Japan Railway Co.	743,200	$51,772,489

Real Estate - 0.3%
Sun Hung Kai Properties Ltd.	1,128,000	$18,254,756

Specialty Chemicals - 3.9%
Akzo Nobel N.V.	1,421,824	$96,669,999
Chugoku Marine Paints Ltd.	1,268,000	11,192,330
Linde AG	531,565	81,128,756
Nippon Paint Co. Ltd.	674,000	4,948,925
Symrise AG	650,282	17,063,235

		$211,003,245
Specialty Stores - 1.5%
Esprit Holdings Ltd.	4,304,203	$21,244,707
Industria de Diseno Textil S.A.	352,891	25,546,546
Kingfisher PLC	8,059,760	33,332,352

		$80,123,605
Telecommunications - Wireless - 3.1%
KDDI Corp.	6,672	$43,311,465
Vivo Participacoes S.A., ADR	535,220	19,701,448
Vodafone Group PLC	35,920,078	101,779,754

		$164,792,667
Telephone Services - 2.8%
China Unicom Ltd.	24,286,000	$40,539,034
PT XL Axiata Tbk (a)	16,229,500	10,486,669
Royal KPN N.V.	3,687,559	59,740,711
Telecom Italia S.p.A.	11,203,057	17,500,332
Telecom Italia S.p.A.	15,749,456	20,842,388

		$149,109,134

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 0.8%
Japan Tobacco, Inc.	9,890	$41,131,261

Trucking - 1.2%
Yamato Holdings Co. Ltd.	3,916,100	$62,956,856

Utilities - Electric Power - 3.4%
CEZ AS	687,540	$31,573,041
Cheung Kong Infrastructure Holdings Ltd.	2,936,000	14,531,595
Energias de Portugal S.A.	16,846,355	63,883,101
Fortum Corp.	921,112	28,535,934
Red Electrica de Espana	485,501	26,128,716
Tractebel Energia S.A.	1,084,960	16,954,538

		$181,606,925
Total Common Stocks (Identified Cost, $4,222,535,044)		$5,291,436,225

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	41,468,987	$41,468,987
Total Investments (Identified Cost, $4,264,004,031)		$5,332,905,212

Other Assets, Less Liabilities - 0.7%		36,790,081
Net Assets - 100.0%		$5,369,695,293

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,222,535,044)	$5,291,436,225
Underlying affiliated funds, at cost and value	41,468,987
Total investments, at value (identified cost, $4,264,004,031)	$5,332,905,212
Receivables for
Investments sold	45,233,055
Fund shares sold	11,963,270
Interest and dividends	13,236,354
Other assets	42,116
Total assets	$5,403,380,007
Liabilities
Payables for
Investments purchased	$25,528,920
Fund shares reacquired	5,300,809
Payable to affiliates
Investment adviser	446,395
Shareholder servicing costs	1,652,521
Distribution and service fees	76,456
Program manager fees	37
Payable for independent Trustees’ compensation	22,544
Accrued expenses and other liabilities	657,032
Total liabilities	$33,684,714
Net assets	$5,369,695,293
Net assets consist of
Paid-in capital	$5,540,578,710
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,069,653,238
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,244,125,654)
Undistributed net investment income	3,588,999
Net assets	$5,369,695,293
Shares of beneficial interest outstanding	332,883,577

See Notes to Financial Statements

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,782,866,715	111,879,916	$15.94
Class B	42,780,698	2,808,142	15.23
Class C	117,179,093	7,796,035	15.03
Class I	2,535,992,841	154,233,402	16.44
Class W	27,448,944	1,727,327	15.89
Class R1	7,216,190	487,515	14.80
Class R2	96,510,163	6,220,216	15.52
Class R3	169,613,439	10,737,750	15.80
Class R4	586,657,074	36,769,314	15.96
Class 529A	1,896,627	120,383	15.75
Class 529B	527,534	35,610	14.81
Class 529C	1,005,975	67,967	14.80
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $16.91 [100 / 94.25 x $15.94] and $16.71 [100 / 94.25 x $15.75], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$32,917,243
Interest	377,669
Dividends from underlying affiliated funds	35,358
Foreign taxes withheld	(2,437,768)
Total investment income	$30,892,502
Expenses
Management fee	$18,717,024
Distribution and service fees	3,326,837
Program manager fees	1,588
Shareholder servicing costs	3,002,696
Administrative services fee	323,724
Independent Trustees’ compensation	38,192
Custodian fee	723,414
Shareholder communications	109,728
Auditing fees	29,936
Legal fees	39,062
Miscellaneous	246,834
Total expenses	$26,559,035
Fees paid indirectly	(59)
Reduction of expenses by investment adviser	(7,603)
Net expenses	$26,551,373
Net investment income	$4,341,129
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$146,812,659
Foreign currency transactions	(49,942)
Net realized gain (loss) on investments and foreign currency transactions	$146,762,717
Change in unrealized appreciation (depreciation)
Investments	$915,521,863
Translation of assets and liabilities in foreign currencies	537,218
Net unrealized gain (loss) on investments and foreign currency translation	$916,059,081
Net realized and unrealized gain (loss) on investments and foreign currency	$1,062,821,798
Change in net assets from operations	$1,067,162,927

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/11 (unaudited)	Year ended 8/31/10
From operations
Net investment income	$4,341,129	$70,343,077
Net realized gain (loss) on investments and foreign currency transactions	146,762,717	28,160,832
Net unrealized gain (loss) on investments and foreign currency translation	916,059,081	(102,183,759)
Change in net assets from operations	$1,067,162,927	$(3,679,850)
Distributions declared to shareholders
From net investment income	$(69,000,291)	$(59,827,529)
Change in net assets from fund share transactions	$98,059,290	$756,781,959
Total change in net assets	$1,096,221,926	$693,274,580
Net assets
At beginning of period	4,273,473,367	3,580,198,787
At end of period (including undistributed net investment income of $3,588,999 and $68,248,161, respectively)	$5,369,695,293	$4,273,473,367

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.93		$13.03	$16.14	$20.56	$19.44	$16.65
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.21	$0.22	$0.30	$0.26	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	3.21		(0.11)	(2.92)	(2.45)	3.03	4.08
Total from investment operations	$3.21		$0.10	$(2.70)	$(2.15)	$3.29	$4.27
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.20)	$(0.20)	$(0.28)	$(0.23)	$(0.12)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.20)		$(0.20)	$(0.41)	$(2.27)	$(2.17)	$(1.48)
Net asset value, end of period	$15.94		$12.93	$13.03	$16.14	$20.56	$19.44
Total return (%) (r)(s)(t)	24.93	(n)	0.65	(16.22)	(12.46)	17.82	27.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.25	1.35	1.32	1.34	1.43
Expenses after expense reductions (f)	1.19	(a)	1.25	1.35	1.32	1.34	1.43
Net investment income	0.06	(a)	1.59	1.95	1.57	1.28	1.06
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$1,782,867		$1,466,337	$1,254,399	$1,628,324	$1,813,833	$1,344,754

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.30		$12.39	$15.34	$19.61	$18.63	$16.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.09	$0.13	$0.14	$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	3.05		(0.09)	(2.77)	(2.30)	2.92	3.93
Total from investment operations	$3.00		$—	$(2.64)	$(2.16)	$3.03	$4.00
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.09)	$(0.10)	$(0.12)	$(0.11)	$(0.03)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.07)		$(0.09)	$(0.31)	$(2.11)	$(2.05)	$(1.39)
Net asset value, end of period	$15.23		$12.30	$12.39	$15.34	$19.61	$18.63
Total return (%) (r)(s)(t)	24.39	(n)	(0.09)	(16.85)	(13.00)	17.08	26.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.99	2.05	1.97	1.99	2.08
Expenses after expense reductions (f)	1.94	(a)	1.99	2.05	1.97	1.99	2.08
Net investment income (loss)	(0.68	)(a)	0.71	1.25	0.77	0.55	0.40
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$42,781		$40,476	$55,961	$111,389	$185,670	$184,341

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.16		$12.27	$15.23	$19.52	$18.57	$15.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.10	$0.14	$0.15	$0.12	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	3.01		(0.10)	(2.77)	(2.29)	2.89	3.92
Total from investment operations	$2.96		$—	$(2.63)	$(2.14)	$3.01	$3.99
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.11)	$(0.12)	$(0.16)	$(0.12)	$(0.04)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.09)		$(0.11)	$(0.33)	$(2.15)	$(2.06)	$(1.40)
Net asset value, end of period	$15.03		$12.16	$12.27	$15.23	$19.52	$18.57
Total return (%) (r)(s)(t)	24.40	(n)	(0.03)	(16.88)	(13.00)	17.05	26.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	2.00	2.05	1.97	1.99	2.08
Expenses after expense reductions (f)	1.94	(a)	2.00	2.05	1.97	1.99	2.08
Net investment income (loss)	(0.68	)(a)	0.78	1.30	0.86	0.62	0.41
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$117,179		$101,267	$110,142	$168,396	$200,491	$158,564

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.35		$13.44	$16.65	$21.14	$19.92	$17.02
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.26	$0.26	$0.37	$0.34	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	3.30		(0.12)	(3.01)	(2.52)	3.11	4.17
Total from investment operations	$3.32		$0.14	$(2.75)	$(2.15)	$3.45	$4.43
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.23)	$(0.25)	$(0.35)	$(0.29)	$(0.17)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.23)		$(0.23)	$(0.46)	$(2.34)	$(2.23)	$(1.53)
Net asset value, end of period	$16.44		$13.35	$13.44	$16.65	$21.14	$19.92
Total return (%) (r)(s)	25.00	(n)	0.92	(16.00)	(12.15)	18.27	27.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	1.00	1.05	0.97	0.99	1.08
Expenses after expense reductions (f)	0.94	(a)	1.00	1.05	0.97	0.99	1.08
Net investment income	0.31	(a)	1.90	2.31	1.93	1.64	1.41
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$2,535,993		$1,926,221	$1,456,884	$2,167,218	$2,210,257	$1,565,596

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class W			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$12.90		$13.00	$16.14	$20.57	$19.45	$19.54
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.23	$0.24	$0.35	$0.35	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	3.19		(0.11)	(2.93)	(2.45)	3.00	(0.13	)(g)
Total from investment operations	$3.21		$0.12	$(2.69)	$(2.10)	$3.35	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.22)	$(0.24)	$(0.34)	$(0.29)	$—
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	—
Total distributions declared to shareholders	$(0.22)		$(0.22)	$(0.45)	$(2.33)	$(2.23)	$—
Net asset value, end of period	$15.89		$12.90	$13.00	$16.14	$20.57	$19.45
Total return (%) (r)(s)	24.98	(n)	0.81	(16.12)	(12.25)	18.15	(0.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.10	1.14	1.07	1.10	1.20	(a)
Expenses after expense reductions (f)	1.04	(a)	1.10	1.14	1.07	1.10	1.20	(a)
Net investment income	0.21	(a)	1.73	2.25	1.89	1.78	1.02	(a)
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$27,449		$24,820	$23,560	$16,633	$10,272	$1,033

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.98		$12.10	$15.05	$19.38	$18.49	$16.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.10	$0.14	$0.16	$0.12	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		(0.10)	(2.74)	(2.28)	2.87	3.84
Total from investment operations	$2.92		$—	$(2.60)	$(2.12)	$2.99	$3.95
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.12)	$(0.14)	$(0.22)	$(0.16)	$(0.12)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.10)		$(0.12)	$(0.35)	$(2.21)	$(2.10)	$(1.48)
Net asset value, end of period	$14.80		$11.98	$12.10	$15.05	$19.38	$18.49
Total return (%) (r)(s)	24.43	(n)	(0.09)	(16.87)	(13.03)	17.00	26.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	2.00	2.05	2.02	2.14	2.26
Expenses after expense reductions (f)	1.94	(a)	2.00	2.05	2.02	2.09	2.16
Net investment income (loss)	(0.68	)(a)	0.77	1.34	0.92	0.64	0.65
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$7,216		$5,868	$6,311	$8,930	$5,441	$2,027
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.59		$12.70	$15.76	$20.14	$19.11	$16.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.18	$0.20	$0.36	$0.22	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	3.11		(0.11)	(2.87)	(2.49)	2.96	4.01
Total from investment operations	$3.10		$0.07	$(2.67)	$(2.13)	$3.18	$4.16
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.18)	$(0.18)	$(0.26)	$(0.21)	$(0.12)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.17)		$(0.18)	$(0.39)	$(2.25)	$(2.15)	$(1.48)
Net asset value, end of period	$15.52		$12.59	$12.70	$15.76	$20.14	$19.11
Total return (%) (r)(s)	24.73	(n)	0.45	(16.45)	(12.63)	17.50	26.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.50	1.54	1.51	1.69	1.82
Expenses after expense reductions (f)	1.44	(a)	1.50	1.54	1.51	1.64	1.73
Net investment income (loss)	(0.19	)(a)	1.34	1.88	2.02	1.13	0.83
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$96,510		$72,425	$60,790	$96,672	$36,143	$13,799

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.82		$12.92	$16.06	$20.47	$19.39	$16.65
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.21	$0.23	$0.30	$0.31	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	3.18		(0.10)	(2.93)	(2.43)	2.96	4.00
Total from investment operations	$3.18		$0.11	$(2.70)	$(2.13)	$3.27	$4.25
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.21)	$(0.23)	$(0.29)	$(0.25)	$(0.15)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.20)		$(0.21)	$(0.44)	$(2.28)	$(2.19)	$(1.51)
Net asset value, end of period	$15.80		$12.82	$12.92	$16.06	$20.47	$19.39
Total return (%) (r)(s)	24.92	(n)	0.72	(16.26)	(12.42)	17.78	27.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.25	1.29	1.27	1.39	1.47
Expenses after expense reductions (f)	1.19	(a)	1.25	1.29	1.27	1.39	1.47
Net investment income	0.06	(a)	1.55	2.09	1.61	1.54	1.42
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$169,613		$151,073	$133,545	$62,056	$64,332	$12,796

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.96		$13.05	$16.19	$20.60	$19.47	$16.67
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.24	$0.20	$0.34	$0.32	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	3.21		(0.10)	(2.88)	(2.43)	3.03	3.99
Total from investment operations	$3.23		$0.14	$(2.68)	$(2.09)	$3.35	$4.32
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.23)	$(0.25)	$(0.33)	$(0.28)	$(0.16)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.23)		$(0.23)	$(0.46)	$(2.32)	$(2.22)	$(1.52)
Net asset value, end of period	$15.96		$12.96	$13.05	$16.19	$20.60	$19.47
Total return (%) (r)(s)	25.06	(n)	0.95	(16.03)	(12.15)	18.13	27.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	1.00	1.00	1.01	1.09	1.17
Expenses after expense reductions (f)	0.94	(a)	1.00	1.00	1.01	1.09	1.17
Net investment income	0.31	(a)	1.77	1.72	1.81	1.56	1.82
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$586,657		$482,217	$476,076	$148,343	$178,238	$109,993

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.78		$12.88	$15.96	$20.34	$19.27	$16.53
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.20	$0.21	$0.26	$0.20	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	3.16		(0.12)	(2.89)	(2.42)	3.01	4.04
Total from investment operations	$3.16		$0.08	$(2.68)	$(2.16)	$3.21	$4.20
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.18)	$(0.19)	$(0.23)	$(0.20)	$(0.10)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.19)		$(0.18)	$(0.40)	$(2.22)	$(2.14)	$(1.46)
Net asset value, end of period	$15.75		$12.78	$12.88	$15.96	$20.34	$19.27
Total return (%) (r)(s)(t)	24.79	(n)	0.54	(16.32)	(12.60)	17.51	26.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.35	1.45	1.51	1.59	1.68
Expenses after expense reductions (f)	1.29	(a)	1.35	1.45	1.51	1.59	1.68
Net investment income (loss)	(0.04	)(a)	1.47	1.90	1.40	1.01	0.88
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$1,897		$1,512	$1,451	$2,017	$2,060	$1,552

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.99		$12.11	$15.05	$19.31	$18.43	$15.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.09	$0.12	$0.15	$0.08	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		(0.10)	(2.74)	(2.30)	2.86	3.89
Total from investment operations	$2.91		$(0.01)	$(2.62)	$(2.15)	$2.94	$3.92
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.11)	$(0.11)	$(0.12)	$(0.12)	$(0.01)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.09)		$(0.11)	$(0.32)	$(2.11)	$(2.06)	$(1.37)
Net asset value, end of period	$14.81		$11.99	$12.11	$15.05	$19.31	$18.43
Total return (%) (r)(s)(t)	24.31	(n)	(0.14)	(16.99)	(13.16)	16.78	26.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.10	2.15	2.16	2.24	2.33
Expenses after expense reductions (f)	2.04	(a)	2.10	2.15	2.16	2.24	2.33
Net investment income (loss)	(0.78	)(a)	0.69	1.19	0.83	0.42	0.15
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$528		$461	$449	$616	$581	$356

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.00		$12.12	$15.06	$19.31	$18.40	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.09	$0.13	$0.13	$0.08	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		(0.10)	(2.75)	(2.28)	2.86	3.87
Total from investment operations	$2.91		$(0.01)	$(2.62)	$(2.15)	$2.94	$3.90
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.11)	$(0.11)	$(0.09)	$(0.00	)(w)
From net realized gain on investments	—		—	(0.21)	(1.99)	(1.94)	(1.36)
Total distributions declared to shareholders	$(0.11)		$(0.11)	$(0.32)	$(2.10)	$(2.03)	$(1.36)
Net asset value, end of period	$14.80		$12.00	$12.12	$15.06	$19.31	$18.40
Total return (%) (r)(s)(t)	24.30	(n)	(0.11)	(16.98)	(13.16)	16.79	25.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	2.10	2.15	2.16	2.24	2.33
Expenses after expense reductions (f)	2.04	(a)	2.10	2.15	2.16	2.24	2.33
Net investment income (loss)	(0.79	)(a)	0.76	1.23	0.73	0.40	0.16
Portfolio turnover	20		56	88	68	66	85
Net assets at end of period (000 omitted)	$1,006		$796	$631	$843	$938	$650

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$1,022,160,133	$—	$1,022,160,133
United Kingdom	922,864,123	—	—	922,864,123
France	516,609,281	—	—	516,609,281
Switzerland	507,814,257	—	—	507,814,257
Germany	482,978,128	—	—	482,978,128
Netherlands	322,618,482	—	—	322,618,482
Australia	—	199,212,133	—	199,212,133
China	40,539,034	127,128,168	—	167,667,202
Hong Kong	—	142,517,854	—	142,517,854
Other Countries	795,867,963	211,126,669	—	1,006,994,632
Mutual Funds	41,468,987	—	—	41,468,987
Total Investments	$3,630,760,255	$1,702,144,957	$—	$5,332,905,212

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,376,838,465 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/10
Ordinary income (including any short-term capital gains)	$59,827,529

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11
Cost of investments	$4,425,025,855
Gross appreciation	951,434,431
Gross depreciation	(43,555,074)
Net unrealized appreciation (depreciation)	$907,879,357

As of 8/31/10
Undistributed ordinary income	68,699,942
Capital loss carryforwards	(1,193,995,211)
Post-October capital loss deferral	(35,995,260)
Other temporary differences	(236,942)
Net unrealized appreciation (depreciation)	(7,518,582)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/17	$ (297,223,831)
8/31/18	(896,771,380)
$(1,193,995,211)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/11	Year ended 8/31/10
Class A	$21,849,082	$19,942,316
Class B	198,048	354,170
Class C	717,034	1,018,291
Class I	33,768,135	26,352,391
Class W	388,312	418,964
Class R1	48,487	60,073
Class R2	1,025,686	904,011
Class R3	2,321,379	2,141,334
Class R4	8,651,925	8,605,096
Class 529A	21,785	20,502
Class 529B	3,283	4,205
Class 529C	7,135	6,176
Total	$69,000,291	$59,827,529

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.76% of the fund’s average daily net assets.

Prior to January 1, 2011, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses did not exceed 0.40% annually of the fund’s average daily net assets. Effective January 1, 2011, this agreement was terminated. For the six months ended February 28, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,314 and $319 for the six months ended

Notes to Financial Statements (unaudited) – continued

February 28, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,072,120
Class B	0.75%	0.25%	1.00%	1.00%	215,029
Class C	0.75%	0.25%	1.00%	1.00%	559,099
Class W	0.10%	—	0.10%	0.10%	13,297
Class R1	0.75%	0.25%	1.00%	1.00%	33,675
Class R2	0.25%	0.25%	0.50%	0.50%	215,260
Class R3	—	0.25%	0.25%	0.25%	209,036
Class 529A	—	0.25%	0.25%	0.25%	2,186
Class 529B	0.75%	0.25%	1.00%	1.00%	2,543
Class 529C	0.75%	0.25%	1.00%	1.00%	4,592
Total Distribution and Service Fees					$3,326,837

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2011, were as follows:

Amount
Class A	$64
Class B	32,988
Class C	3,022
Class 529B	—
Class 529C	4

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2011, were as follows:

Amount
Class 529A	$875
Class 529B	254
Class 529C	459
Total Program Manager Fees	$1,588

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2011, the fee was $382,958, which equated to 0.0155% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,947,115.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2011, these costs for the fund amounted to $672,623 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.0131% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $250 and the Retirement Deferral plan resulted in an expense of $3,665. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $14,511 at February 28, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $26,884 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by

Notes to Financial Statements (unaudited) – continued

the fund in the amount of $7,603, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,003,939,975 and $977,446,536, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,344,594	$313,700,510	51,229,005	$693,718,247
Class B	85,692	1,229,122	355,863	4,614,297
Class C	495,359	7,007,158	1,583,862	20,337,246
Class I	19,369,777	300,158,592	59,813,082	826,378,339
Class W	258,790	3,884,388	717,773	9,700,883
Class R1	51,181	703,057	146,402	1,825,166
Class R2	1,168,670	17,059,097	2,463,596	32,377,272
Class R3	1,806,667	26,850,722	5,133,884	67,774,970
Class R4	3,745,940	56,225,612	8,703,911	116,935,708
Class 529A	8,937	131,863	16,379	220,737
Class 529B	1,357	19,010	2,338	29,508
Class 529C	4,924	68,903	21,691	271,302
	48,341,888	$727,038,034	130,187,786	$1,774,183,675

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,199,775	$17,888,641	1,187,502	$16,435,027
Class B	11,205	160,011	22,085	292,187
Class C	26,968	379,982	44,853	586,676
Class I	1,664,003	25,592,360	1,329,042	18,952,132
Class W	22,534	335,087	27,928	385,126
Class R1	3,354	46,548	4,457	57,449
Class R2	61,607	895,143	56,616	763,746
Class R3	156,855	2,318,310	155,597	2,134,798
Class R4	578,805	8,635,777	619,267	8,570,656
Class 529A	1,477	21,782	1,498	20,502
Class 529B	236	3,283	326	4,205
Class 529C	514	7,135	478	6,176
	3,727,333	$56,284,059	3,449,649	$48,208,680
Shares reacquired
Class A	(24,064,718)	$(355,627,842)	(35,311,696)	$(469,559,710)
Class B	(579,298)	(8,284,241)	(1,604,734)	(20,743,200)
Class C	(1,055,495)	(14,811,951)	(2,273,844)	(28,783,383)
Class I	(11,106,138)	(170,811,376)	(25,263,721)	(345,902,356)
Class W	(477,974)	(7,051,012)	(634,355)	(8,421,102)
Class R1	(56,717)	(792,717)	(182,683)	(2,299,968)
Class R2	(763,975)	(11,143,055)	(1,553,198)	(20,557,981)
Class R3	(3,009,791)	(44,882,155)	(3,838,307)	(51,412,629)
Class R4	(4,768,183)	(71,618,737)	(8,591,098)	(117,652,934)
Class 529A	(8,352)	(125,037)	(12,247)	(162,642)
Class 529B	(4,470)	(62,104)	(1,219)	(15,388)
Class 529C	(3,827)	(52,576)	(7,834)	(99,103)
	(45,898,938)	$(685,262,803)	(79,274,936)	$(1,065,610,396)
Net change
Class A	(1,520,349)	$(24,038,691)	17,104,811	$240,593,564
Class B	(482,401)	(6,895,108)	(1,226,786)	(15,836,716)
Class C	(533,168)	(7,424,811)	(645,129)	(7,859,461)
Class I	9,927,642	154,939,576	35,878,403	499,428,115
Class W	(196,650)	(2,831,537)	111,346	1,664,907
Class R1	(2,182)	(43,112)	(31,824)	(417,353)
Class R2	466,302	6,811,185	967,014	12,583,037
Class R3	(1,046,269)	(15,713,123)	1,451,174	18,497,139
Class R4	(443,438)	(6,757,348)	732,080	7,853,430
Class 529A	2,062	28,608	5,630	78,597
Class 529B	(2,877)	(39,811)	1,445	18,325
Class 529C	1,611	23,462	14,335	178,375
	6,170,283	$98,059,290	54,362,499	$756,781,959

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund , and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 15%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2011, the fund’s commitment fee and interest expense were $23,312 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,347,471	519,578,457	(495,456,941)	41,468,987

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,358	$41,468,987

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•  MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Technology Fund

SEMIANNUAL REPORT

February 28, 2011

SCT-SEM

MFS® TECHNOLOGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	11.9%
Oracle Corp.	7.6%
Google, Inc., “A”	6.6%
EMC Corp.	5.3%
International Business Machines Corp.	4.9%
Advanced Micro Devices, Inc.	3.3%
Amazon.com, Inc.	2.9%
Accenture Ltd., “A”	2.6%
Cognizant Technology Solutions Corp., “A”	2.4%
Visa, Inc., “A”	2.4%

Top five industries (i)
Computer Systems	25.8%
Computer Software	18.1%
Electronics	16.3%
Internet	9.0%
Business Services	7.7%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 2/28/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Expenses Paid During Period (p) 9/01/10-2/28/11
A	Actual	1.53%	$1,000.00	$1,327.97	$8.83
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65
B	Actual	2.28%	$1,000.00	$1,322.76	$13.13
	Hypothetical (h)	2.28%	$1,000.00	$1,013.49	$11.38
C	Actual	2.28%	$1,000.00	$1,323.34	$13.13
	Hypothetical (h)	2.28%	$1,000.00	$1,013.49	$11.38
I	Actual	1.28%	$1,000.00	$1,329.53	$7.39
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
R1	Actual	2.28%	$1,000.00	$1,323.02	$13.13
	Hypothetical (h)	2.28%	$1,000.00	$1,013.49	$11.38
R2	Actual	1.78%	$1,000.00	$1,326.69	$10.27
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
R3	Actual	1.53%	$1,000.00	$1,328.24	$8.83
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65
R4	Actual	1.28%	$1,000.00	$1,329.72	$7.39
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.09% of investment related expenses from short sales that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/28/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 102.0%
Issuer	Shares/Par	Value ($)

Broadcasting - 1.5%
Nielsen Holdings B.V. (a)	60,680	$1,613,481
Viacom, Inc., “B”	34,400	1,536,303

		$3,149,784
Business Services - 8.5%
Accenture Ltd., “A”	104,170	$5,362,670
Cognizant Technology Solutions Corp., “A” (a)	64,690	4,972,720
Concur Technologies, Inc. (a)	16,050	835,081
Constant Contact, Inc. (a)	22,820	660,183
FleetCor Technologies, Inc. (a)	58,810	1,881,332
Gartner, Inc. (a)	29,200	1,101,424
Genpact Ltd. (a)	88,000	1,227,600
MSCI, Inc., “A” (a)	34,140	1,211,970

		$17,252,980
Computer Software - 17.9%
Akamai Technologies, Inc. (a)	47,280	$1,774,418
Autodesk, Inc. (a)	68,190	2,867,390
Autonomy Corp. PLC (a)	77,080	2,058,761
BMC Software, Inc. (a)	37,060	1,834,470
Cadence Design Systems, Inc. (a)	104,410	1,038,880
CommVault Systems, Inc. (a)	20,230	739,002
Oracle Corp. (s)	471,780	15,521,562
Parametric Technology Corp. (a)	74,260	1,759,962
Red Hat, Inc. (a)	61,940	2,556,883
Rovi Corp. (a)	24,700	1,368,874
Symantec Corp. (a)	93,740	1,690,132
VeriSign, Inc.	92,540	3,265,737

		$36,476,071
Computer Software - Systems - 26.4%
Apple, Inc. (a)(s)	69,040	$24,385,618
EMC Corp. (a)	395,030	10,748,766
Hewlett-Packard Co.	23,470	1,023,996
International Business Machines Corp. (s)	61,970	10,031,704
IntraLinks Holdings, Inc. (a)	39,950	1,126,191
NetApp, Inc. (a)	37,710	1,948,099
Quantum Corp. (a)	182,600	472,934

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Velti PLC (a)	44,020	$596,031
Verifone Systems, Inc. (a)	47,610	2,163,398
VMware, Inc. (a)	17,310	1,447,982

		$53,944,719
Consumer Services - 1.8%
Ctrip.com International Ltd., ADR (a)	62,040	$2,405,291
Priceline.com, Inc. (a)	2,940	1,334,407

		$3,739,698
Electronics - 19.7%
Advanced Micro Devices, Inc. (a)	736,995	$6,787,724
Aeroflex Holding Corp. (a)	85,090	1,672,019
ARM Holdings PLC, ADR	53,700	1,625,499
ASM International N.V. (a)	17,500	709,275
ASML Holding N.V.	40,000	1,744,000
Broadcom Corp., “A”	52,330	2,157,043
CEVA, Inc. (a)	22,800	519,840
Entropic Communications, Inc. (a)	130,520	1,208,615
Fabrinet (a)	43,060	1,258,644
First Solar, Inc. (a)(l)	30,520	4,498,343
JDS Uniphase Corp. (a)	166,500	4,107,555
KLA-Tencor Corp.	56,300	2,748,566
Microchip Technology, Inc.	129,570	4,782,429
NetLogic Microsystems, Inc. (a)	12,620	522,342
O2Micro International Ltd., ADR (a)	90,000	736,200
Oclaro, Inc. (a)	61,620	1,086,361
OmniVision Technologies, Inc. (a)	24,370	746,209
Stratasys, Inc. (a)	45,080	2,045,730
Teradyne, Inc. (a)	67,520	1,257,898

		$40,214,292
Internet - 9.1%
Bitauto Holdings Ltd., ADR (a)	71,480	$746,251
Demand Media, Inc. (a)	55,100	1,239,750
Google, Inc., “A” (a)(s)	21,865	13,411,991
Mail.ru Group Ltd., GDR (a)(z)	25,911	939,274
OpenTable, Inc. (a)	8,140	723,402
Yahoo!, Inc. (a)	93,480	1,533,072

		$18,593,740
Leisure & Toys - 1.9%
THQ, Inc. (a)	686,530	$3,954,413

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 6.6%
Ciena Corp. (a)	20,790	$573,180
Cisco Systems, Inc. (a)(s)	93,920	1,743,155
Finisar Corp. (a)	15,810	648,526
Fortinet, Inc. (a)	32,640	1,333,018
Juniper Networks, Inc. (a)	50,610	2,226,840
Qualcomm, Inc.	71,540	4,262,353
Radware Ltd. (a)	32,500	1,224,275
Riverbed Technology, Inc. (a)	11,100	458,319
Sycamore Networks, Inc.	44,700	954,345

		$13,424,011
Other Banks & Diversified Financials - 4.2%
MasterCard, Inc., “A”	15,150	$3,644,484
Visa, Inc., “A”	66,250	4,839,563

		$8,484,047
Specialty Stores - 2.9%
Amazon.com, Inc. (a)	34,090	$5,907,456

Telecommunications - Wireless - 0.9%
SBA Communications Corp. (a)	41,360	$1,740,842

Telephone Services - 0.6%
Cogent Communications Group, Inc. (a)	84,050	$1,238,897
Total Common Stocks (Identified Cost, $179,811,590)		$208,120,950

Money Market Funds (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	599,435	$599,435

Collateral for Securities Loaned - 1.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	3,305,610	$3,305,610

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.4%
Compellent Technologies, Inc. - March 2011 @ $30	1	$0
Oracle Corp. - April 2011 @ $30	315	100,800
Qualcomm, Inc. - April 2011 @ $60	641	121,790
Qualcomm, Inc. - January 2012 @ $50	434	514,290
Yahoo!, Inc. - April 2011 @ $19	1,112	18,904
Total Call Options Purchased (Premiums Paid, $756,581)		$755,784

7

Portfolio of Investments (unaudited) – continued

Put Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Altera Corp. - March 2011 @ $37	498	$12,450
McAfee, Inc. - March 2011 @ $46	437	2,185
Vishay Intertechnology, Inc. - April 2011 @ $12.50	1,479	8,874
Total Put Options Purchased (Premiums Paid, $450,006)		$23,509
Total Investments (Identified Cost, $184,923,222)		$212,805,288

Call Options Written - 0.0%
Apple, Inc. - March 2011 @ $370	(182)	$(36,218)
Google, Inc., “A” - March 2011 @ $640	(84)	(16,716)
Netapp, Inc. - March 2011 @ $65	(182)	(910)
Oracle Corp. - March 2011 @ $34	(315)	(8,190)
Qualcomm, Inc. - April 2011 @ $65	(641)	(25,640)
Total Call Options Written (Premiums Received, $98,852)		$(87,674)

Put Options Written - 0.0%
Advanced Micro Devices - March 2011 @ $9	(1,305)	$(40,455)
Marvell Technology Group Ltd. - March 2011 @ $17	(390)	(10,530)
Research In Motion Ltd. - March 2011 @ $62.50	(192)	(12,864)
Yahoo!, Inc. - April 2011 @ $15	(1,044)	(28,188)
Total Put Options Written (Premiums Received, $96,274)		$(92,037)

Issuer	Shares/Par
Securities Sold Short - (5.8)%
Business Services - (0.7)%
Iron Mountain, Inc.	(58,420)	$(1,518,920)

Electronics - (3.5)%
Texas Instruments, Inc.	(44,800)	$(1,595,328)
Vishay Intertechnology, Inc. (a)	(206,000)	(3,594,700)
Xilinx, Inc.	(59,700)	(1,985,025)

		$(7,175,053)
Network & Telecom - (1.5)%
Motorola Mobility Holdings, Inc. (a)	(61,220)	$(1,848,844)
Research In Motion Ltd. (a)	(19,200)	(1,269,888)

		$(3,118,732)
Total Securities Sold Short (Proceeds Received, $9,286,567)		$(11,812,705)

Other Assets, Less Liabilities - 1.6%		3,273,000
Net Assets - 100.0%		$204,085,872

8

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At February 28, 2011, the value of securities pledged amounted to $9,864,952.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Mail.ru Group Ltd., GDR	11/05/10-12/21/10	$896,188	$939,274
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $184,323,787)	$212,205,853
Underlying affiliated funds, at cost and value	599,435
Total investments, at value, including $3,064,238 of securities on loan (identified cost, $184,923,222)	$212,805,288
Cash	100,000
Restricted cash	5,992,399
Receivables for
Premiums on options written	47,503
Investments sold	4,294,417
Fund shares sold	640,138
Interest and dividends	110,367
Other assets	1,924
Total assets	$223,992,036
Liabilities
Payables for
Dividends on securities sold short	$9,552
Securities sold short, at value (proceeds received, $9,286,567)	11,812,705
Investments purchased	3,976,586
Fund shares reacquired	453,244
Written options outstanding, at value (premiums received, $195,126)	179,711
Collateral for securities loaned, at value	3,305,610
Payable to affiliates
Investment adviser	18,035
Shareholder servicing costs	92,881
Distribution and service fees	9,123
Payable for independent Trustees’ compensation	33,965
Accrued expenses and other liabilities	14,752
Total liabilities	$19,906,164
Net assets	$204,085,872
Net assets consist of
Paid-in capital	$262,158,260
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	25,371,661
Accumulated net realized gain (loss) on investments and foreign currency transactions	(83,021,396)
Accumulated net investment loss	(422,653)
Net assets	$204,085,872
Shares of beneficial interest outstanding	13,214,029

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$125,704,713	8,024,384	$15.67
Class B	14,585,464	999,395	14.59
Class C	23,293,059	1,598,934	14.57
Class I	12,699,859	778,938	16.30
Class R1	2,204,683	151,592	14.54
Class R2	18,475,316	1,206,921	15.31
Class R3	6,295,856	401,949	15.66
Class R4	826,922	51,916	15.93

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.63 [100 / 94.25 x $15.67]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$840,664
Interest	291,608
Dividends from underlying affiliated funds	1,049
Foreign taxes withheld	(1,365)
Total investment income	$1,131,956
Expenses
Management fee	$667,902
Distribution and service fees	361,602
Shareholder servicing costs	233,578
Administrative services fee	16,981
Independent Trustees’ compensation	15,406
Custodian fee	18,812
Shareholder communications	23,149
Auditing fees	24,562
Legal fees	1,467
Dividend and interest expense on securities sold short	80,378
Miscellaneous	58,285
Total expenses	$1,502,122
Fees paid indirectly	(50)
Reduction of expenses by investment adviser	(272)
Net expenses	$1,501,800
Net investment loss	$(369,844)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$14,532,182
Written option transactions	1,694,986
Securities sold short	(1,909,948)
Foreign currency transactions	(11,531)
Net realized gain (loss) on investments and foreign currency transactions	$14,305,689
Change in unrealized appreciation (depreciation)
Investments	$36,947,409
Written options	(65,037)
Securities sold short	(2,932,404)
Translation of assets and liabilities in foreign currencies	318
Net unrealized gain (loss) on investments and foreign currency translation	$33,950,286
Net realized and unrealized gain (loss) on investments and foreign currency	$48,255,975
Change in net assets from operations	$47,886,131

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/11 (unaudited)	Year ended 8/31/10
From operations
Net investment loss	$(369,844)	$(1,725,600)
Net realized gain (loss) on investments and foreign currency transactions	14,305,689	16,205,931
Net unrealized gain (loss) on investments and foreign currency translation	33,950,286	(5,615,421)
Change in net assets from operations	$47,886,131	$8,864,910
Change in net assets from fund share transactions	$15,687,697	$(10,982,910)
Total change in net assets	$63,573,828	$(2,118,000)
Net assets
At beginning of period	140,512,044	142,630,044
At end of period (including accumulated net investment loss of $422,653 and $52,809, respectively)	$204,085,872	$140,512,044

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.80		$11.06	$12.46	$13.34	$10.13	$8.84
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.11)	$(0.03)	$(0.07)	$(0.10)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	3.89		0.85	(1.37)	(0.81)	3.31	1.40
Total from investment operations	$3.87		$0.74	$(1.40)	$(0.88)	$3.21	$1.29
Net asset value, end of period	$15.67		$11.80	$11.06	$12.46	$13.34	$10.13
Total return (%) (r)(s)(t)	32.80	(n)	6.69	(11.24)	(6.60)	31.69	14.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.63	1.85	1.66	1.70	1.79
Expenses after expense reductions (f)	1.53	(a)	1.57	1.48	1.51	1.50	1.50
Net investment loss	(0.26	)(a)	(0.91)	(0.34)	(0.56)	(0.82)	(1.13)
Portfolio turnover	61		182	226	231	266	217
Net assets at end of period (000 omitted)	$125,705		$82,976	$86,720	$64,791	$56,598	$43,313
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.44	(a)	1.53	1.44	1.50	N/A	N/A

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.03		$10.42	$11.82	$12.74	$9.73	$8.55
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.19)	$(0.08)	$(0.16)	$(0.17)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	3.63		0.80	(1.32)	(0.76)	3.18	1.35
Total from investment operations	$3.56		$0.61	$(1.40)	$(0.92)	$3.01	$1.18
Net asset value, end of period	$14.59		$11.03	$10.42	$11.82	$12.74	$9.73
Total return (%) (r)(s)(t)	32.28	(n)	5.85	(11.84)	(7.22)	30.94	13.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.37	2.58	2.32	2.36	2.44
Expenses after expense reductions (f)	2.28	(a)	2.32	2.19	2.16	2.15	2.15
Net investment loss	(1.01	)(a)	(1.66)	(0.98)	(1.24)	(1.47)	(1.79)
Portfolio turnover	61		182	226	231	266	217
Net assets at end of period (000 omitted)	$14,585		$11,849	$15,182	$23,254	$38,540	$39,025
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.19	(a)	2.27	2.15	2.15	N/A	N/A

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.01		$10.40	$11.80	$12.72	$9.72	$8.54
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.19)	$(0.08)	$(0.16)	$(0.17)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	3.63		0.80	(1.32)	(0.76)	3.17	1.35
Total from investment operations	$3.56		$0.61	$(1.40)	$(0.92)	$3.00	$1.18
Net asset value, end of period	$14.57		$11.01	$10.40	$11.80	$12.72	$9.72
Total return (%) (r)(s)(t)	32.33	(n)	5.87	(11.86)	(7.23)	30.86	13.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.38	2.57	2.31	2.35	2.44
Expenses after expense reductions (f)	2.28	(a)	2.33	2.19	2.16	2.15	2.15
Net investment loss	(1.01	)(a)	(1.66)	(1.00)	(1.22)	(1.46)	(1.78)
Portfolio turnover	61		182	226	231	266	217
Net assets at end of period (000 omitted)	$23,293		$16,858	$15,356	$15,765	$16,064	$11,659
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.19(a	)	2.28	2.15	2.15	N/A	N/A
See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class I			2010	2009		2008	2007	2006

Net asset value, beginning of period	$12.26		$11.47	$12.88		$13.74	$10.39	$9.04
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)	$(0.08)	$(0.00	)(w)	$(0.03)	$(0.06)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	4.04		0.87	(1.41)		(0.83)	3.41	1.43
Total from investment operations	$4.04		$0.79	$(1.41)		$(0.86)	$3.35	$1.35
Net asset value, end of period	$16.30		$12.26	$11.47		$12.88	$13.74	$10.39
Total return (%) (r)(s)	32.95	(n)	6.89	(10.95)		(6.26)	32.24	14.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.38	1.56		1.31	1.35	1.43
Expenses after expense reductions (f)	1.28	(a)	1.33	1.19		1.16	1.15	1.15
Net investment loss	(0.01	)(a)	(0.66)	(0.03)		(0.20)	(0.47)	(0.78)
Portfolio turnover	61		182	226		231	266	217
Net assets at end of period (000 omitted)	$12,700		$8,873	$6,726		$4,958	$4,180	$3,492
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.19	(a)	1.29	1.15		1.15	N/A	N/A

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.99		$10.39	$11.78	$12.70	$9.72	$8.55
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.19)	$(0.08)	$(0.15)	$(0.19)	$(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	3.62		0.79	(1.31)	(0.77)	3.17	1.35
Total from investment operations	$3.55		$0.60	$(1.39)	$(0.92)	$2.98	$1.17
Net asset value, end of period	$14.54		$10.99	$10.39	$11.78	$12.70	$9.72
Total return (%) (r)(s)	32.30	(n)	5.77	(11.80)	(7.24)	30.66	13.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.38	2.58	2.36	2.48	2.63
Expenses after expense reductions (f)	2.28	(a)	2.32	2.19	2.21	2.25	2.25
Net investment loss	(1.00	)(a)	(1.66)	(0.96)	(1.22)	(1.63)	(1.88)
Portfolio turnover	61		182	226	231	266	217
Net assets at end of period (000 omitted)	$2,205		$1,421	$1,585	$2,026	$1,235	$213
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.19	(a)	2.28	2.15	2.20	N/A	N/A

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.54		$10.85	$12.25	$13.14	$10.00	$8.76
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.14)	$(0.04)	$(0.09)	$(0.13)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	3.80		0.83	(1.36)	(0.80)	3.27	1.38
Total from investment operations	$3.77		$0.69	$(1.40)	$(0.89)	$3.14	$1.24
Net asset value, end of period	$15.31		$11.54	$10.85	$12.25	$13.14	$10.00
Total return (%) (r)(s)	32.67	(n)	6.36	(11.43)	(6.77)	31.40	14.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.87	2.07	1.85	1.98	2.18
Expenses after expense reductions (f)	1.78	(a)	1.82	1.69	1.71	1.80	1.80
Net investment loss	(0.50	)(a)	(1.16)	(0.50)	(0.65)	(1.07)	(1.41)
Portfolio turnover	61		182	226	231	266	217
Net assets at end of period (000 omitted)	$18,475		$13,501	$13,775	$12,098	$5,292	$800
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.69	(a)	1.78	1.65	1.69	N/A	N/A

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.79		$11.06	$12.45	$13.33	$10.12	$8.85
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.11)	$(0.02)	$(0.06)	$(0.10)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	3.89		0.84	(1.37)	(0.82)	3.31	1.41
Total from investment operations	$3.87		$0.73	$(1.39)	$(0.88)	$3.21	$1.27
Net asset value, end of period	$15.66		$11.79	$11.06	$12.45	$13.33	$10.12
Total return (%) (r)(s)	32.82	(n)	6.60	(11.16)	(6.60)	31.72	14.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.62	1.82	1.61	1.70	1.84
Expenses after expense reductions (f)	1.53	(a)	1.58	1.44	1.46	1.55	1.55
Net investment loss	(0.26	)(a)	(0.90)	(0.24)	(0.44)	(0.76)	(1.18)
Portfolio turnover	61		182	226	231	266	217
Net assets at end of period (000 omitted)	$6,296		$4,589	$3,133	$2,390	$1,547	$113
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.44	(a)	1.53	1.40	1.44	N/A	N/A

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R4			2010	2009		2008	2007	2006

Net asset value, beginning of period	$11.98		$11.21	$12.58		$13.43	$10.17	$8.86
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)	$(0.08)	$(0.00	)(w)	$(0.03)	$(0.07)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	3.95		0.85	(1.37)		(0.82)	3.33	1.40
Total from investment operations	$3.95		$0.77	$(1.37)		$(0.85)	$3.26	$1.31
Net asset value, end of period	$15.93		$11.98	$11.21		$12.58	$13.43	$10.17
Total return (%) (r)(s)	32.97	(n)	6.87	(10.89)		(6.33)	32.06	14.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.39	1.54		1.35	1.45	1.53
Expenses after expense reductions (f)	1.28	(a)	1.36	1.18		1.20	1.25	1.25
Net investment loss	(0.03	)(a)	(0.65)	(0.02)		(0.24)	(0.56)	(0.88)
Portfolio turnover	61		182	226		231	266	217
Net assets at end of period (000 omitted)	$827		$445	$153		$76	$81	$62
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.19	(a)	1.31	1.15		1.19	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2008 would have each been lower by approximately 0.55%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Global Research Analyst II, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2007 would have each been lower by approximately 0.56%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a

21

Notes to Financial Statements (unaudited) – continued

third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

22

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$196,104,327	$11,059	$—	$196,115,386
United Kingdom	3,684,260	—	—	3,684,260
China	3,151,542	—	—	3,151,542
Netherlands	2,453,275	—	—	2,453,275
Israel	1,224,275	—	—	1,224,275
Russia	939,274	—	—	939,274
Cayman Islands	736,200	—	—	736,200
Ireland	596,031	—	—	596,031
Mutual Funds	3,905,045	—	—	3,905,045
Total Investments	$212,794,229	$11,059	$—	$212,805,288

Short Sales	$(11,812,705)	$—	$—	$(11,812,705)

Other Financial Instruments
Written Options	$(131,411)	$(48,300)	$—	$(179,711)

23

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Equity Contracts	Purchased Equity Options	$779,293	$—
Equity Contracts	Written Equity Options	—	(179,711)
Total		$779,293	$(179,711)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

24

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2011 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity Contracts	$(1,292,623)	$1,694,986

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 28, 2011 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity Contracts	$(520,746)	$(65,037)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an

25

Notes to Financial Statements (unaudited) – continued

ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

26

Notes to Financial Statements (unaudited) – continued

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,467	$146,214
Options written	62,615	2,908,708
Options closed	(11,326)	(845,275)
Options exercised	(6,055)	(372,235)
Options expired	(42,366)	(1,642,286)
Outstanding, end of period	4,335	$195,126

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an

27

Notes to Financial Statements (unaudited) – continued

ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2011, this expense amounted to $80,378. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

28

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, expiration of capital loss carryforwards, and wash sale loss deferrals.

The fund declared no distributions for the current period or for the year ended August 31, 2010.

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11
Cost of investments	$185,282,555
Gross appreciation	32,465,345
Gross depreciation	(4,942,612)
Net unrealized appreciation (depreciation)	$27,522,733

As of 8/31/10
Capital loss carryforwards	(93,353,234)
Post-October capital loss deferral	(3,612,141)
Other temporary differences	433,102
Net unrealized appreciation (depreciation)	(9,426,246)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/11	$(74,891,618)
8/31/12	(4,463,246)
8/31/17	(13,998,370)
Total	$(93,353,234)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

30

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.63%	2.38%	2.38%	1.38%	2.38%	1.88%	1.63%	1.38%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2011. For the six months ended February 28, 2011, the fund’s actual operating expenses did not exceed this limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,771 for the six months ended February 28, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$135,853
Class B	0.75%	0.25%	1.00%	1.00%	67,291
Class C	0.75%	0.25%	1.00%	1.00%	100,875
Class R1	0.75%	0.25%	1.00%	1.00%	8,604
Class R2	0.25%	0.25%	0.50%	0.50%	41,800
Class R3	—	0.25%	0.25%	0.25%	7,179
Total Distribution and Service Fees					$361,602

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

31

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2011, were as follows:

Amount
Class A	$1,208
Class B	5,852
Class C	2,821

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2011, the fee was $92,800, which equated to 0.1042% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $140,778.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.0191% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took

32

Notes to Financial Statements (unaudited) – continued

action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $249 and the Retirement Deferral plan resulted in an expense of $12,137. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $33,220 at February 28, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $969 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $272, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

33

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $121,507,964 and $109,984,132, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,341,304	$32,474,651	3,451,344	$41,648,400
Class B	133,542	1,842,694	237,792	2,699,151
Class C	241,807	3,317,740	701,657	7,954,717
Class I	170,589	2,627,905	403,016	5,083,799
Class R1	46,729	655,339	42,847	483,426
Class R2	271,925	3,814,763	584,085	6,873,728
Class R3	91,264	1,301,765	277,562	3,360,292
Class R4	16,828	251,616	30,277	377,609
	3,313,988	$46,286,473	5,728,580	$68,481,122
Shares reacquired
Class A	(1,351,747)	$(18,943,893)	(4,254,808)	$(50,905,467)
Class B	(208,479)	(2,786,289)	(620,311)	(7,046,802)
Class C	(174,133)	(2,303,990)	(646,318)	(7,220,539)
Class I	(115,359)	(1,707,461)	(265,714)	(3,307,416)
Class R1	(24,446)	(320,084)	(66,120)	(751,557)
Class R2	(234,983)	(3,356,550)	(683,590)	(8,067,563)
Class R3	(78,418)	(1,149,857)	(171,681)	(2,082,014)
Class R4	(2,079)	(30,652)	(6,800)	(82,674)
	(2,189,644)	$(30,598,776)	(6,715,342)	$(79,464,032)
Net change
Class A	989,557	$13,530,758	(803,464)	$(9,257,067)
Class B	(74,937)	(943,595)	(382,519)	(4,347,651)
Class C	67,674	1,013,750	55,339	734,178
Class I	55,230	920,444	137,302	1,776,383
Class R1	22,283	335,255	(23,273)	(268,131)
Class R2	36,942	458,213	(99,505)	(1,193,835)
Class R3	12,846	151,908	105,881	1,278,278
Class R4	14,749	220,964	23,477	294,935
	1,124,344	$15,687,697	(986,762)	$(10,982,910)

34

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2011, the fund’s commitment fee and interest expense were $826 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,727,663	47,405,772	(49,534,000)	599,435

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,049	$599,435

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

36

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

37

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

38

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Value Fund

SEMIANNUAL REPORT

February 28, 2011

EIF-SEM

MFS® VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

April 15, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	3.8%
Philip Morris International, Inc.	3.3%
Goldman Sachs Group, Inc.	3.1%
JPMorgan Chase & Co.	2.9%
AT&T, Inc.	2.7%
Bank of New York Mellon Corp.	2.6%
MetLife, Inc.	2.6%
Chevron Corp.	2.6%
Johnson & Johnson	2.5%
Pfizer, Inc.	2.3%

Equity sectors
Financial Services	23.4%
Health Care	12.2%
Consumer Staples	11.4%
Industrial Goods & Services	11.0%
Energy	10.2%
Technology	7.0%
Utilities & Communications	6.5%
Leisure	3.7%
Basic Materials	3.7%
Special Products & Services	3.5%
Retailing	2.7%
Autos & Housing	2.6%
Transportation	0.5%

Percentages are based on net assets as of 2/28/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2010 through February 28, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

3

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/10	Ending Account Value 2/28/11	Expenses Paid During Period (p) 9/01/10-2/28/11
A	Actual	0.94%	$1,000.00	$1,246.35	$5.24
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
B	Actual	1.69%	$1,000.00	$1,241.86	$9.39
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
C	Actual	1.69%	$1,000.00	$1,241.95	$9.39
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
I	Actual	0.69%	$1,000.00	$1,247.83	$3.85
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
W	Actual	0.79%	$1,000.00	$1,247.59	$4.40
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
R1	Actual	1.69%	$1,000.00	$1,241.92	$9.39
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
R2	Actual	1.19%	$1,000.00	$1,244.68	$6.62
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
R3	Actual	0.94%	$1,000.00	$1,246.53	$5.24
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R4	Actual	0.69%	$1,000.00	$1,247.82	$3.85
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
529A	Actual	1.04%	$1,000.00	$1,246.22	$5.79
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
529B	Actual	1.79%	$1,000.00	$1,241.15	$9.95
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
529C	Actual	1.79%	$1,000.00	$1,240.63	$9.94
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)

Aerospace - 8.9%
Honeywell International, Inc.	4,707,130	$272,589,895
Lockheed Martin Corp.	8,284,497	655,800,783
Northrop Grumman Corp.	3,360,085	224,050,468
United Technologies Corp.	4,818,847	402,566,478

		$1,555,007,624
Alcoholic Beverages - 1.3%
Diageo PLC	12,055,802	$235,573,976

Automotive - 0.6%
General Motors Co. (a)	869,600	$29,157,688
Johnson Controls, Inc.	1,670,745	68,166,396

		$97,324,084
Broadcasting - 2.9%
Omnicom Group, Inc.	3,595,900	$183,031,310
Viacom, Inc., “B”	1,622,520	72,461,743
Walt Disney Co.	5,865,657	256,563,837

		$512,056,890
Brokerage & Asset Managers - 0.3%
Blackrock, Inc.	277,354	$56,577,442

Business Services - 3.5%
Accenture Ltd., “A”	7,803,510	$401,724,695
Dun & Bradstreet Corp.	1,227,705	99,198,564
Western Union Co.	5,253,920	115,533,701

		$616,456,960
Chemicals - 2.6%
3M Co.	2,410,953	$222,362,195
PPG Industries, Inc.	2,542,547	224,710,304

		$447,072,499
Computer Software - 2.0%
Oracle Corp.	10,773,783	$354,457,461

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 2.8%
Hewlett-Packard Co.	2,572,380	$112,232,939
International Business Machines Corp.	2,329,662	377,125,685

		$489,358,624
Construction - 2.0%
Pulte Homes, Inc. (a)	5,840,985	$40,302,797
Sherwin-Williams Co.	1,930,785	158,556,064
Stanley Black & Decker, Inc.	1,916,229	145,307,645

		$344,166,506
Consumer Products - 0.8%
Avon Products, Inc.	1,394,730	$38,787,441
Procter & Gamble Co.	1,698,199	107,071,447

		$145,858,888
Electrical Equipment - 1.0%
Danaher Corp.	3,305,220	$167,244,132

Electronics - 1.4%
Intel Corp.	10,964,737	$235,412,903

Energy - Independent - 3.2%
Apache Corp.	2,098,850	$261,558,687
EOG Resources, Inc.	1,296,590	145,620,023
Occidental Petroleum Corp.	1,453,522	148,215,638

		$555,394,348
Energy - Integrated - 5.7%
Chevron Corp.	4,302,054	$446,338,103
Exxon Mobil Corp.	3,770,535	322,493,859
Hess Corp.	2,605,880	226,789,736

		$995,621,698
Engineering - Construction - 0.2%
Fluor Corp.	504,910	$35,727,432

Food & Beverages - 4.8%
General Mills, Inc.	6,781,570	$251,867,510
J.M. Smucker Co.	1,288,627	88,709,083
Kellogg Co.	2,339,221	125,288,677
Nestle S.A.	3,594,871	203,519,766
PepsiCo, Inc.	2,715,313	172,205,150

		$841,590,186

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.9%
CVS Caremark Corp.	2,964,972	$98,021,974
Walgreen Co.	1,224,830	53,084,132

		$151,106,106
General Merchandise - 1.2%
Kohl’s Corp.	1,189,490	$64,101,616
Target Corp.	2,766,110	145,359,081

		$209,460,697
Insurance - 8.0%
ACE Ltd.	1,743,910	$110,302,308
Allstate Corp.	2,695,128	85,651,168
Aon Corp.	3,816,830	200,917,931
Chubb Corp.	1,942,145	117,849,359
MetLife, Inc.	9,606,803	454,978,190
Prudential Financial, Inc.	3,847,872	253,305,414
Travelers Cos., Inc.	3,026,765	181,394,026

		$1,404,398,396
Leisure & Toys - 0.5%
Hasbro, Inc.	1,976,470	$88,743,503

Machinery & Tools - 0.9%
Eaton Corp.	1,338,467	$148,275,374

Major Banks - 14.3%
Bank of America Corp.	21,438,040	$306,349,592
Bank of New York Mellon Corp.	15,183,348	461,421,946
Goldman Sachs Group, Inc.	3,311,095	542,291,139
JPMorgan Chase & Co.	11,011,570	514,130,203
PNC Financial Services Group, Inc.	2,274,202	140,318,263
State Street Corp.	3,642,915	162,911,159
Wells Fargo & Co.	11,536,207	372,158,038

		$2,499,580,340
Medical & Health Technology & Services - 0.5%
Quest Diagnostics, Inc.	1,674,340	$95,018,795

Medical Equipment - 3.8%
Becton, Dickinson & Co.	2,033,485	$162,678,800
Medtronic, Inc.	6,074,140	242,479,669
St. Jude Medical, Inc.	3,685,200	176,447,376
Thermo Fisher Scientific, Inc. (a)	1,440,035	80,382,754

		$661,988,599

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 0.8%
Cisco Systems, Inc. (a)	7,151,480	$132,731,469

Oil Services - 1.1%
Noble Corp.	1,213,560	$54,258,268
Transocean, Inc. (a)	1,698,280	143,725,436

		$197,983,704
Other Banks & Diversified Financials - 0.8%
MasterCard, Inc., “A”	598,770	$144,040,111

Pharmaceuticals - 7.9%
Abbott Laboratories	6,584,990	$316,738,019
GlaxoSmithKline PLC	3,486,697	66,940,792
Johnson & Johnson	7,192,937	441,934,049
Merck & Co., Inc.	1,774,427	57,793,087
Pfizer, Inc.	21,216,158	408,198,880
Roche Holding AG	538,634	81,221,207

		$1,372,826,034
Railroad & Shipping - 0.5%
Canadian National Railway Co.	1,239,750	$90,836,483

Restaurants - 0.3%
McDonald’s Corp.	638,020	$48,285,354

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,000,190	$184,017,480

Specialty Stores - 0.6%
Advance Auto Parts, Inc.	828,560	$51,934,141
Staples, Inc.	2,501,825	53,288,873

		$105,223,014
Telecommunications - Wireless - 1.3%
Vodafone Group PLC	83,071,816	$235,384,483

Telephone Services - 2.7%
AT&T, Inc.	16,435,692	$466,444,939

Tobacco - 4.5%
Altria Group, Inc.	4,312,885	$109,417,892
Philip Morris International, Inc.	9,226,219	579,222,029
Reynolds American, Inc.	2,662,220	91,367,390

		$780,007,311

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 2.4%
Dominion Resources, Inc.	1,847,795	$84,314,886
PG&E Corp.	3,773,638	173,813,766
PPL Corp.	2,082,292	52,952,686
Public Service Enterprise Group, Inc.	3,358,693	109,829,261

		$420,910,599
Total Common Stocks (Identified Cost, $13,570,494,670)		$17,122,164,444

Convertible Preferred Stocks - 0.3%
Energy - Independent - 0.2%
Apache Corp., 6%	401,270	$27,334,512

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	432,160	$23,021,163
Total Convertible Preferred Stocks (Identified Cost, $42,116,700)		$50,355,675

Money Market Funds (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value	203,213,890	$203,213,890
Total Investments (Identified Cost, $13,815,825,260)		$17,375,734,009

Other Assets, Less Liabilities - 0.5%		83,170,337
Net Assets - 100.0%		$17,458,904,346

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $13,612,611,370)	$17,172,520,119
Underlying affiliated funds, at cost and value	203,213,890
Total investments, at value (identified cost, $13,815,825,260)	$17,375,734,009
Cash	7,190
Receivables for
Investments sold	121,358,573
Fund shares sold	44,326,976
Interest and dividends	41,555,527
Other assets	124,130
Total assets	$17,583,106,405
Liabilities
Payables for
Investments purchased	$82,535,812
Fund shares reacquired	33,954,826
Payable to affiliates
Investment adviser	1,038,141
Shareholder servicing costs	5,796,291
Distribution and service fees	378,778
Program manager fees	114
Payable for independent Trustees’ compensation	28,117
Accrued expenses and other liabilities	469,980
Total liabilities	$124,202,059
Net assets	$17,458,904,346
Net assets consist of
Paid-in capital	$15,075,542,761
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,560,270,589
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,208,093,431)
Undistributed net investment income	31,184,427
Net assets	$17,458,904,346
Shares of beneficial interest outstanding	724,940,697

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,071,849,928	252,147,786	$24.08
Class B	245,922,135	10,273,742	23.94
Class C	1,014,769,750	42,552,432	23.85
Class I	4,677,831,579	193,349,636	24.19
Class W	1,895,509,184	78,796,750	24.06
Class R1	40,367,622	1,703,223	23.70
Class R2	547,394,990	22,914,026	23.89
Class R3	841,165,336	35,020,989	24.02
Class R4	2,113,604,348	87,741,886	24.09
Class 529A	6,471,595	270,346	23.94
Class 529B	1,401,414	59,221	23.66
Class 529C	2,616,465	110,660	23.64

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $25.55 [100 / 94.25 x $24.08] and $25.40 [100 / 94.25 x $23.94], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$181,351,947
Interest	251,096
Other	54,938
Dividends from underlying affiliated funds	200,782
Foreign taxes withheld	(587,990)
Total investment income	$181,270,773
Expenses
Management fee	$42,684,419
Distribution and service fees	16,086,297
Program manager fees	4,776
Shareholder servicing costs	8,744,143
Administrative services fee	1,004,360
Independent Trustees’ compensation	89,329
Custodian fee	225,817
Shareholder communications	451,973
Auditing fees	24,115
Legal fees	119,997
Miscellaneous	564,294
Total expenses	$69,999,520
Fees paid indirectly	(73)
Reduction of expenses by investment adviser	(780,711)
Net expenses	$69,218,736
Net investment income	$112,052,037
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$306,302,598
Foreign currency transactions	100,386
Net realized gain (loss) on investments and foreign currency transactions	$306,402,984
Change in unrealized appreciation (depreciation)
Investments	$2,898,724,982
Translation of assets and liabilities in foreign currencies	262,266
Net unrealized gain (loss) on investments and foreign currency translation	$2,898,987,248
Net realized and unrealized gain (loss) on investments and foreign currency	$3,205,390,232
Change in net assets from operations	$3,317,442,269

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/11 (unaudited)	Year ended 8/31/10
From operations
Net investment income	$112,052,037	$197,528,498
Net realized gain (loss) on investments and foreign currency transactions	306,402,984	(75,348,408)
Net unrealized gain (loss) on investments and foreign currency translation	2,898,987,248	(58,021,106)
Change in net assets from operations	$3,317,442,269	$64,158,984
Distributions declared to shareholders
From net investment income	$(111,388,816)	$(189,098,118)
Change in net assets from fund share transactions	$1,195,030,715	$2,714,175,974
Total change in net assets	$4,401,084,168	$2,589,236,840
Net assets
At beginning of period	13,057,820,178	10,468,583,338
At end of period (including undistributed net investment income of $31,184,427 and $30,521,206, respectively)	$17,458,904,346	$13,057,820,178

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.46		$19.39	$23.75	$28.11	$25.20	$23.81
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.34	$0.32	$0.30	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	4.76		0.06 (g)	(4.35)	(2.43)	3.77	2.48
Total from investment operations	$4.92		$0.38	$(4.01)	$(2.11)	$4.07	$2.82
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.31)	$(0.35)	$(0.31)	$(0.36)	$(0.29)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.30)		$(0.31)	$(0.35)	$(2.25)	$(1.16)	$(1.43)
Net asset value, end of period	$24.08		$19.46	$19.39	$23.75	$28.11	$25.20
Total return (%) (r)(s)(t)	24.64	(n)	1.88	(16.75)	(8.27)	16.42	12.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.98	1.09	1.11	1.13	1.17
Expenses after expense reductions (f)	0.94	(a)	0.98	1.09	1.10	1.11	1.16
Net investment income	1.41	(a)	1.54	1.94	1.24	1.10	1.40
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$6,071,850		$4,980,816	$4,665,411	$5,724,586	$6,239,176	$4,929,525

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.34		$19.26	$23.59	$27.92	$25.04	$23.66
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.22	$0.15	$0.12	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	4.67		0.07 (g)	(4.34)	(2.41)	3.74	2.49
Total from investment operations	$4.74		$0.23	$(4.12)	$(2.26)	$3.86	$2.66
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.21)	$(0.13)	$(0.18)	$(0.14)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.14)		$(0.15)	$(0.21)	$(2.07)	$(0.98)	$(1.28)
Net asset value, end of period	$23.94		$19.34	$19.26	$23.59	$27.92	$25.04
Total return (%) (r)(s)(t)	24.19	(n)	1.14	(17.36)	(8.87)	15.64	11.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.73	1.79	1.76	1.78	1.82
Expenses after expense reductions (f)	1.69	(a)	1.73	1.79	1.75	1.76	1.81
Net investment income	0.66	(a)	0.80	1.26	0.58	0.44	0.72
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$245,922		$238,473	$371,270	$672,484	$1,049,401	$1,139,651

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.27		$19.21	$23.54	$27.88	$25.01	$23.64
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.22	$0.15	$0.12	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	4.66		0.06 (g)	(4.33)	(2.41)	3.74	2.47
Total from investment operations	$4.73		$0.22	$(4.11)	$(2.26)	$3.86	$2.65
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.16)	$(0.22)	$(0.14)	$(0.19)	$(0.14)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.15)		$(0.16)	$(0.22)	$(2.08)	$(0.99)	$(1.28)
Net asset value, end of period	$23.85		$19.27	$19.21	$23.54	$27.88	$25.01
Total return (%) (r)(s)(t)	24.19	(n)	1.11	(17.35)	(8.88)	15.66	11.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.73	1.79	1.76	1.78	1.82
Expenses after expense reductions (f)	1.69	(a)	1.73	1.79	1.75	1.76	1.81
Net investment income	0.66	(a)	0.79	1.24	0.59	0.45	0.74
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$1,014,770		$832,696	$776,373	$950,299	$1,052,467	$881,538

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.55		$19.48	$23.87	$28.24	$25.32	$23.91
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.40	$0.41	$0.40	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	4.82		0.06 (g)	(4.38)	(2.44)	3.77	2.49
Total from investment operations	$5.00		$0.43	$(3.98)	$(2.03)	$4.17	$2.92
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.36)	$(0.41)	$(0.40)	$(0.45)	$(0.37)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.36)	$(0.41)	$(2.34)	$(1.25)	$(1.51)
Net asset value, end of period	$24.19		$19.55	$19.48	$23.87	$28.24	$25.32
Total return (%) (r)(s)	24.78	(n)	2.12	(16.53)	(7.94)	16.78	12.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.73	0.79	0.76	0.78	0.82
Expenses after expense reductions (f)	0.69	(a)	0.73	0.79	0.75	0.76	0.81
Net investment income	1.66	(a)	1.79	2.26	1.60	1.45	1.77
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$4,677,832		$3,289,827	$2,335,922	$1,663,139	$1,529,643	$1,162,665
See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class W			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$19.44		$19.37	$23.74	$28.11	$25.20	$25.04
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.37	$0.37	$0.37	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	4.79		0.06 (g)	(4.35)	(2.42)	3.77	0.02	(g)
Total from investment operations	$4.96		$0.41	$(3.98)	$(2.05)	$4.14	$0.26
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.34)	$(0.39)	$(0.38)	$(0.43)	$(0.10)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	—
Total distributions declared to shareholders	$(0.34)		$(0.34)	$(0.39)	$(2.32)	$(1.23)	$(0.10)
Net asset value, end of period	$24.06		$19.44	$19.37	$23.74	$28.11	$25.20
Total return (%) (r)(s)	24.76	(n)	2.04	(16.61)	(8.05)	16.73	1.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.83	0.89	0.87	0.88	0.92	(a)
Expenses after expense reductions (f)	0.79	(a)	0.83	0.88	0.85	0.86	0.91	(a)
Net investment income	1.55	(a)	1.70	2.12	1.54	1.37	3.32	(a)
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$1,895,509		$1,393,429	$999,969	$581,005	$69,115	$8,952

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.15		$19.09	$23.42	$27.76	$24.93	$23.63
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.21	$0.14	$0.10	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	4.63		0.06 (g)	(4.31)	(2.40)	3.72	2.39
Total from investment operations	$4.70		$0.22	$(4.10)	$(2.26)	$3.82	$2.61
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.16)	$(0.23)	$(0.14)	$(0.19)	$(0.17)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.15)		$(0.16)	$(0.23)	$(2.08)	$(0.99)	$(1.31)
Net asset value, end of period	$23.70		$19.15	$19.09	$23.42	$27.76	$24.93
Total return (%) (r)(s)	24.19	(n)	1.13	(17.38)	(8.91)	15.55	11.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.73	1.78	1.81	1.92	2.02
Expenses after expense reductions (f)	1.69	(a)	1.73	1.78	1.79	1.86	1.92
Net investment income	0.66	(a)	0.80	1.24	0.54	0.36	0.93
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$40,368		$32,934	$30,690	$25,252	$15,823	$4,639

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.31		$19.24	$23.59	$27.94	$25.07	$23.71
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.30	$0.27	$0.22	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	4.70		0.07 (g)	(4.33)	(2.42)	3.75	2.43
Total from investment operations	$4.83		$0.33	$(4.03)	$(2.15)	$3.97	$2.74
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.26)	$(0.32)	$(0.26)	$(0.30)	$(0.24)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.25)		$(0.26)	$(0.32)	$(2.20)	$(1.10)	$(1.38)
Net asset value, end of period	$23.89		$19.31	$19.24	$23.59	$27.94	$25.07
Total return (%) (r)(s)	24.47	(n)	1.66	(16.96)	(8.46)	16.07	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.23	1.29	1.30	1.47	1.56
Expenses after expense reductions (f)	1.19	(a)	1.23	1.28	1.28	1.41	1.47
Net investment income	1.16	(a)	1.29	1.73	1.10	0.81	1.27
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$547,395		$426,938	$286,115	$246,027	$98,970	$30,001

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.41		$19.34	$23.71	$28.07	$25.17	$23.81
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.31	$0.34	$0.33	$0.30	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	4.76		0.07 (g)	(4.35)	(2.43)	3.75	2.39
Total from investment operations	$4.92		$0.38	$(4.01)	$(2.10)	$4.05	$2.81
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.31)	$(0.36)	$(0.32)	$(0.35)	$(0.31)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.31)		$(0.31)	$(0.36)	$(2.26)	$(1.15)	$(1.45)
Net asset value, end of period	$24.02		$19.41	$19.34	$23.71	$28.07	$25.17
Total return (%) (r)(s)	24.65	(n)	1.90	(16.75)	(8.25)	16.38	12.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.99	1.03	1.06	1.18	1.22
Expenses after expense reductions (f)	0.94	(a)	0.98	1.03	1.04	1.16	1.22
Net investment income	1.42	(a)	1.53	1.94	1.29	1.07	1.80
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$841,165		$587,645	$341,993	$190,002	$128,909	$46,731

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.47		$19.39	$23.77	$28.13	$25.22	$23.83
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.37	$0.40	$0.39	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	4.80		0.08 (g)	(4.34)	(2.43)	3.75	2.43
Total from investment operations	$4.98		$0.44	$(3.97)	$(2.03)	$4.14	$2.88
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.36)	$(0.41)	$(0.39)	$(0.43)	$(0.35)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.36)		$(0.36)	$(0.41)	$(2.33)	$(1.23)	$(1.49)
Net asset value, end of period	$24.09		$19.47	$19.39	$23.77	$28.13	$25.22
Total return (%) (r)(s)	24.78	(n)	2.18	(16.56)	(7.99)	16.70	12.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.74	0.77	0.80	0.88	0.92
Expenses after expense reductions (f)	0.69	(a)	0.73	0.77	0.78	0.86	0.91
Net investment income	1.65	(a)	1.77	2.10	1.58	1.39	1.80
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$2,113,604		$1,266,492	$652,906	$194,753	$137,524	$60,124

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.34		$19.28	$23.62	$27.96	$25.09	$23.71
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.32	$0.27	$0.23	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	4.74		0.06 (g)	(4.33)	(2.42)	3.74	2.48
Total from investment operations	$4.88		$0.35	$(4.01)	$(2.15)	$3.97	$2.76
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.29)	$(0.33)	$(0.25)	$(0.30)	$(0.24)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.28)		$(0.29)	$(0.33)	$(2.19)	$(1.10)	$(1.38)
Net asset value, end of period	$23.94		$19.34	$19.28	$23.62	$27.96	$25.09
Total return (%) (r)(s)(t)	24.62	(n)	1.74	(16.84)	(8.45)	16.09	12.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.19	1.30	1.38	1.42
Expenses after expense reductions (f)	1.04	(a)	1.08	1.19	1.28	1.36	1.41
Net investment income	1.31	(a)	1.44	1.84	1.05	0.85	1.18
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$6,472		$5,192	$5,008	$6,025	$6,194	$3,947

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.12		$19.06	$23.37	$27.69	$24.87	$23.52
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.14	$0.20	$0.10	$0.06	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	4.61		0.06 (g)	(4.30)	(2.39)	3.71	2.45
Total from investment operations	$4.67		$0.20	$(4.10)	$(2.29)	$3.77	$2.58
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.14)	$(0.21)	$(0.09)	$(0.15)	$(0.09)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.13)		$(0.14)	$(0.21)	$(2.03)	$(0.95)	$(1.23)
Net asset value, end of period	$23.66		$19.12	$19.06	$23.37	$27.69	$24.87
Total return (%) (r)(s)(t)	24.11	(n)	1.01	(17.46)	(9.05)	15.37	11.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.83	1.89	1.95	2.03	2.06
Expenses after expense reductions (f)	1.79	(a)	1.83	1.89	1.94	2.01	2.06
Net investment income	0.56	(a)	0.70	1.15	0.40	0.20	0.53
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$1,401		$1,198	$1,215	$1,624	$1,823	$946

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/11 (unaudited)		Years ended 8/31
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.11		$19.05	$23.35	$27.67	$24.86	$23.51
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.14	$0.20	$0.10	$0.06	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	4.60		0.07 (g)	(4.30)	(2.39)	3.70	2.46
Total from investment operations	$4.66		$0.21	$(4.10)	$(2.29)	$3.76	$2.58
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.15)	$(0.20)	$(0.09)	$(0.15)	$(0.09)
From net realized gain on investments	—		—	—	(1.94)	(0.80)	(1.14)
Total distributions declared to shareholders	$(0.13)		$(0.15)	$(0.20)	$(2.03)	$(0.95)	$(1.23)
Net asset value, end of period	$23.64		$19.11	$19.05	$23.35	$27.67	$24.86
Total return (%) (r)(s)(t)	24.06	(n)	1.06	(17.45)	(9.05)	15.34	11.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.83	1.89	1.95	2.03	2.06
Expenses after expense reductions (f)	1.79	(a)	1.83	1.89	1.94	2.01	2.06
Net investment income	0.56	(a)	0.69	1.15	0.40	0.20	0.51
Portfolio turnover	10		22	33	31	26	26
Net assets at end of period (000 omitted)	$2,616		$2,180	$1,710	$2,282	$2,463	$1,279

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception May 1, 2006 through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

25

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

26

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$17,172,520,119	$—	$—	$17,172,520,119
Mutual Funds	203,213,890	—	—	203,213,890
Total Investments	$17,375,734,009	$—	$—	$17,375,734,009

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income

27

Notes to Financial Statements (unaudited) – continued

from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. On November 1, 2010, the fund received $135,690 from a non-recurring administrative proceeding concerning market timing, of which $80,752 was recorded as realized gain on investment transactions and $54,938 was recorded as other income. (See Note 7 for further information).

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax

28

Notes to Financial Statements (unaudited) – continued

regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/10
Ordinary income (including any short-term capital gains)	$189,098,118

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/11
Cost of investments	$14,064,845,595
Gross appreciation	3,450,930,383
Gross depreciation	(140,041,969)
Net unrealized appreciation (depreciation)	$3,310,888,414

As of 8/31/10
Undistributed ordinary income	30,527,999
Capital loss carryforwards	(1,241,796,720)
Post-October capital loss deferral	(23,679,360)
Other temporary differences	92,781
Net unrealized appreciation (depreciation)	412,163,432

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/16	$ (173,813,061)
8/31/17	(231,104,956)
8/31/18	(836,878,703)
Total	$(1,241,796,720)

29

Notes to Financial Statements (unaudited) – continued

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Strategic Value Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/11	Year ended 8/31/10
Class A	$39,783,444	$77,078,811
Class B	810,182	2,307,300
Class C	3,204,592	6,708,476
Class I	33,306,523	51,148,662
Class W	12,803,115	20,874,429
Class R1	128,761	287,880
Class R2	2,953,142	4,756,188
Class R3	5,174,534	7,159,981
Class R4	13,174,933	18,677,737
Class 529A	38,858	75,622
Class 529B	3,939	8,439
Class 529C	6,793	14,593
Total	$111,388,816	$189,098,118

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $12.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but

30

Notes to Financial Statements (unaudited) – continued

such agreement will continue at least until November 30, 2012. This management fee reduction amounted to $756,741, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $515,283 and $2,141 for the six months ended February 28, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$6,981,943
Class B	0.75%	0.25%	1.00%	1.00%	1,242,411
Class C	0.75%	0.25%	1.00%	1.00%	4,674,612
Class W	0.10%	—	0.10%	0.10%	821,965
Class R1	0.75%	0.25%	1.00%	1.00%	186,455
Class R2	0.25%	0.25%	0.50%	0.50%	1,237,914
Class R3	—	0.25%	0.25%	0.25%	915,200
Class 529A	—	0.25%	0.25%	0.25%	7,323
Class 529B	0.75%	0.25%	1.00%	1.00%	6,589
Class 529C	0.75%	0.25%	1.00%	1.00%	11,885
Total Distribution and Service Fees					$16,086,297

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are

31

Notes to Financial Statements (unaudited) – continued

subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2011, were as follows:

Amount
Class A	$2,877
Class B	125,627
Class C	41,072
Class 529B	27
Class 529C	241

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2011, were as follows:

Amount
Class 529A	$2,929
Class 529B	659
Class 529C	1,188
Total Program Manager Fees	$4,776

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2011, the fee was $1,701,091, which equated to 0.0220% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,637,624.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the

32

Notes to Financial Statements (unaudited) – continued

underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2011, these costs for the fund amounted to $405,428 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2011 was equivalent to an annual effective rate of 0.0130% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $549 and is included in independent Trustees’ compensation for the six months ended February 28, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $6,344 at February 28, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $83,815 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by

33

Notes to Financial Statements (unaudited) – continued

the fund in the amount of $23,970, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $2,613,383,290 and $1,540,484,996, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	35,423,115	$785,913,497	80,921,725	$1,666,317,936
Class B	591,750	13,129,369	1,441,646	29,592,188
Class C	3,523,041	78,281,398	10,233,797	209,195,401
Class I	46,672,713	1,037,023,227	82,199,222	1,701,332,259
Class W	19,519,170	432,432,733	40,546,955	834,335,991
Class R1	257,483	5,606,870	765,739	15,555,067
Class R2	3,438,427	76,075,412	12,046,356	246,513,123
Class R3	8,292,284	182,083,159	17,836,560	367,238,818
Class R4	27,990,613	626,532,137	39,607,808	813,237,598
Class 529A	19,753	439,027	43,127	884,156
Class 529B	2,206	48,533	7,129	145,973
Class 529C	7,685	170,332	38,206	782,077
	145,738,240	$3,237,735,694	285,688,270	$5,885,130,587

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/11		Year ended 8/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,535,525	$33,439,454	3,264,339	$66,600,303
Class B	31,572	688,914	97,997	1,986,404
Class C	85,733	1,862,863	200,345	4,048,522
Class I	939,430	20,547,268	1,561,457	31,966,568
Class W	566,294	12,317,250	989,823	20,175,204
Class R1	5,954	128,594	14,305	287,367
Class R2	130,689	2,829,171	220,289	4,460,253
Class R3	237,808	5,173,182	351,872	7,157,606
Class R4	573,208	12,493,382	825,880	16,853,941
Class 529A	1,793	38,858	3,727	75,575
Class 529B	182	3,939	421	8,439
Class 529C	314	6,793	731	14,593
	4,108,502	$89,529,668	7,531,186	$153,634,775
Shares reacquired
Class A	(40,783,444)	$(902,605,068)	(68,850,258)	$(1,410,373,043)
Class B	(2,681,711)	(59,566,018)	(8,482,786)	(174,457,904)
Class C	(4,269,901)	(94,434,231)	(7,641,969)	(154,955,461)
Class I	(22,541,569)	(505,638,819)	(35,415,896)	(726,882,434)
Class W	(12,969,769)	(284,571,530)	(21,479,518)	(440,002,599)
Class R1	(279,870)	(6,114,171)	(667,705)	(13,464,981)
Class R2	(2,770,304)	(61,666,864)	(5,020,720)	(102,325,969)
Class R3	(3,784,981)	(84,454,131)	(5,593,254)	(114,772,226)
Class R4	(5,883,454)	(132,385,215)	(9,036,461)	(186,101,258)
Class 529A	(19,609)	(427,194)	(38,237)	(780,523)
Class 529B	(5,815)	(126,830)	(8,648)	(173,316)
Class 529C	(11,468)	(244,576)	(14,545)	(299,674)
	(96,001,895)	$(2,132,234,647)	(162,249,997)	$(3,324,589,388)
Net change
Class A	(3,824,804)	$(83,252,117)	15,335,806	$322,545,196
Class B	(2,058,389)	(45,747,735)	(6,943,143)	(142,879,312)
Class C	(661,127)	(14,289,970)	2,792,173	58,288,462
Class I	25,070,574	551,931,676	48,344,783	1,006,416,393
Class W	7,115,695	160,178,453	20,057,260	414,508,596
Class R1	(16,433)	(378,707)	112,339	2,377,453
Class R2	798,812	17,237,719	7,245,925	148,647,407
Class R3	4,745,111	102,802,210	12,595,178	259,624,198
Class R4	22,680,367	506,640,304	31,397,227	643,990,281
Class 529A	1,937	50,691	8,617	179,208
Class 529B	(3,427)	(74,358)	(1,098)	(18,904)
Class 529C	(3,469)	(67,451)	24,392	496,996
	53,844,847	$1,195,030,715	130,969,459	$2,714,175,974

35

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 2%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2011, the fund’s commitment fee and interest expense were $72,558 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan,

36

Notes to Financial Statements (unaudited) – continued

after the distributions to eligible shareholders have been made, any undistributed amounts could be designated “residual” and distributed to the fund and certain other affected MFS retail funds for the benefit of fund shareholders. In November 2010, the SEC issued an order designating certain undistributed amounts residual and ordering that such amounts be distributed to the affected MFS retail funds. The SEC order designated other undistributed amounts for use in funding certain additional distribution efforts to eligible shareholders. As a result of the SEC’s approval of the residual payments, the fund received $135,690. Additional residual amounts may be received by the fund in the future. Certain procedural conditions of the distribution plan (as modified by the November 2010 SEC order) have not been met to date and, as such, the ultimate timing and amount of any payment of additional residual amounts is not known at this time.

(8)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	106,341,435	1,523,265,674	(1,426,393,219)	203,213,890

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$200,782	$203,213,890

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

38

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

39

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

40

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.